UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

This report on Form N-CSR relates solely to the Registrant’s Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Series Equity Growth Fund, Fidelity Advisor Series Growth Opportunities Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Advisor® Equity Growth Fund Class A, Class T, Class B, Class C, Class I and Class Z Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	12.6	11.3
Alphabet, Inc. Class A	8.1	6.5
Gilead Sciences, Inc.	3.4	5.1
Amazon.com, Inc.	3.2	2.7
Salesforce.com, Inc.	2.9	2.6
Home Depot, Inc.	2.5	2.4
Danaher Corp.	2.4	2.3
Electronic Arts, Inc.	2.3	1.8
Alphabet, Inc. Class C	2.2	1.1
Visa, Inc. Class A	1.9	1.8
	41.5

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.1	41.6
Consumer Discretionary	15.3	16.3
Health Care	12.2	15.7
Industrials	9.9	10.3
Financials	7.9	6.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	92.6%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 7.4%

As of November 30, 2015*
Stocks	93.6%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 14.5%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Automobiles - 2.0%
Tesla Motors, Inc. (a)	237,700	$53,062
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	166,600	10,794
Houghton Mifflin Harcourt Co. (a)	221,900	3,817
Nord Anglia Education, Inc. (a)	249,236	5,538
		20,149
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	12,800	1,861
Dave & Buster's Entertainment, Inc. (a)	276,000	10,772
Domino's Pizza, Inc.	151,000	18,253
Jubilant Foodworks Ltd.	52,463	806
Popeyes Louisiana Kitchen, Inc. (a)	116,700	6,783
Starbucks Corp.	940,402	51,619
Wingstop, Inc. (b)	57,700	1,610
		91,704
Household Durables - 0.6%
Harman International Industries, Inc.	201,000	15,726
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	117,800	85,145
Netflix, Inc. (a)	83,300	8,544
NutriSystem, Inc.	122,400	3,322
		97,011
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	202,642	26
Media - 0.2%
Sirius XM Holdings, Inc. (a)(b)	1,623,400	6,526
Specialty Retail - 4.0%
AutoZone, Inc. (a)	21,800	16,616
Five Below, Inc. (a)	201,700	8,443
Home Depot, Inc.	518,244	68,470
Lowe's Companies, Inc.	152,700	12,236
MarineMax, Inc. (a)	209,400	3,556
		109,321
Textiles, Apparel & Luxury Goods - 0.7%
Kate Spade & Co. (a)	824,824	18,031

TOTAL CONSUMER DISCRETIONARY		411,556

CONSUMER STAPLES - 6.7%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	71,000	10,874
Kweichow Moutai Co. Ltd.	64,130	2,576
Molson Coors Brewing Co. Class B	206,400	20,471
The Coca-Cola Co.	852,826	38,036
		71,957
Food & Staples Retailing - 0.9%
CVS Health Corp.	165,200	15,934
Whole Foods Market, Inc.	253,583	8,203
		24,137
Household Products - 0.5%
Procter & Gamble Co.	161,900	13,120
Personal Products - 1.0%
Avon Products, Inc.	432,100	1,685
Estee Lauder Companies, Inc. Class A	143,700	13,189
Herbalife Ltd. (a)	191,866	11,107
		25,981
Tobacco - 1.7%
Reynolds American, Inc.	935,100	46,474

TOTAL CONSUMER STAPLES		181,669

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	400,900	20,791
Golar LNG Ltd.	264,848	4,608
		25,399
FINANCIALS - 7.9%
Banks - 1.0%
First Republic Bank	302,800	21,926
HDFC Bank Ltd. (a)	68,446	1,421
M&T Bank Corp.	25,400	3,035
		26,382
Capital Markets - 1.5%
BlackRock, Inc. Class A	42,000	15,282
E*TRADE Financial Corp. (a)	850,445	23,719
JMP Group, Inc.	141,100	762
PJT Partners, Inc.	21,880	568
		40,331
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	55,800	7,842
CME Group, Inc.	277,554	27,170
McGraw Hill Financial, Inc.	135,975	15,203
MSCI, Inc. Class A	191,600	15,288
		65,503
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	178,200	11,774
Real Estate Investment Trusts - 0.9%
American Tower Corp.	231,700	24,509
Real Estate Management & Development - 1.5%
Realogy Holdings Corp. (a)	1,235,118	40,512
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	229,300	5,012

TOTAL FINANCIALS		214,023

HEALTH CARE - 12.2%
Biotechnology - 8.2%
Amgen, Inc.	178,100	28,131
BioMarin Pharmaceutical, Inc. (a)	161,679	14,495
Cytokinetics, Inc. (a)	57,600	469
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	468
Gilead Sciences, Inc.	1,053,947	91,757
Insmed, Inc. (a)	744,220	8,782
Medivation, Inc. (a)	635,400	38,416
Regeneron Pharmaceuticals, Inc. (a)	43,100	17,194
Vertex Pharmaceuticals, Inc. (a)	253,674	23,630
		223,342
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	843,400	19,154
Edwards Lifesciences Corp. (a)	106,100	10,451
Intuitive Surgical, Inc. (a)	12,800	8,124
Medtronic PLC	138,800	11,171
Novadaq Technologies, Inc. (a)	575,300	5,557
ResMed, Inc.	138,400	8,174
		62,631
Health Care Providers & Services - 0.1%
VCA, Inc. (a)	24,600	1,597
Pharmaceuticals - 1.6%
Astellas Pharma, Inc.	3,065,000	41,647
Collegium Pharmaceutical, Inc.	69,300	1,159
		42,806

TOTAL HEALTH CARE		330,376

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	189,100	21,525
TransDigm Group, Inc. (a)	33,377	8,796
		30,321
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	57,600	4,319
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	262,060	22,904
Building Products - 0.7%
A.O. Smith Corp.	138,138	11,369
Caesarstone Sdot-Yam Ltd. (a)	221,800	8,754
		20,123
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	389,000	15,965
Electrical Equipment - 1.0%
Acuity Brands, Inc.	65,200	16,889
AMETEK, Inc.	199,955	9,562
		26,451
Industrial Conglomerates - 2.9%
Danaher Corp.	674,214	66,316
Roper Technologies, Inc.	74,369	12,723
		79,039
Professional Services - 2.3%
Equifax, Inc.	128,600	16,169
Resources Connection, Inc.	222,200	3,462
Robert Half International, Inc.	287,800	11,970
TransUnion Holding Co., Inc.	86,300	2,857
WageWorks, Inc. (a)	474,200	26,579
		61,037
Road & Rail - 0.0%
Swift Transporation Co. (a)	57,400	894
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	226,200	7,985

TOTAL INDUSTRIALS		269,038

INFORMATION TECHNOLOGY - 38.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	100,000	4,256
Internet Software & Services - 24.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	184,100	15,096
Alphabet, Inc.:
Class A	292,950	219,376
Class C	79,436	58,443
Facebook, Inc. Class A (a)	2,874,700	341,539
GoDaddy, Inc. (a)	208,400	6,779
Just Dial Ltd.	139,013	1,406
JUST EAT Ltd. (a)	825,555	5,436
Shopify, Inc. Class A	40,800	1,195
Stamps.com, Inc. (a)	26,281	2,391
		651,661
IT Services - 3.4%
Gartner, Inc. Class A (a)	68,900	7,002
Global Payments, Inc.	307,200	23,866
MasterCard, Inc. Class A	81,000	7,768
Visa, Inc. Class A	672,532	53,090
		91,726
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.	168,728	6,405
Monolithic Power Systems, Inc.	162,432	11,099
		17,504
Software - 9.9%
Activision Blizzard, Inc.	246,600	9,682
Adobe Systems, Inc. (a)	363,400	36,147
Computer Modelling Group Ltd.	541,600	4,283
CyberArk Software Ltd. (a)	91,800	4,170
Electronic Arts, Inc. (a)	823,345	63,192
Fleetmatics Group PLC (a)	129,500	5,297
Intuit, Inc.	56,500	6,026
Mobileye NV (a)(b)	1,124,800	42,709
Red Hat, Inc. (a)	249,100	19,295
Salesforce.com, Inc. (a)	928,292	77,707
		268,508

TOTAL INFORMATION TECHNOLOGY		1,033,655

MATERIALS - 1.5%
Chemicals - 1.4%
Albemarle Corp. U.S.	497,100	39,022
CF Industries Holdings, Inc.	2,600	72
		39,094
Metals & Mining - 0.1%
Orocobre Ltd. (a)	405,514	1,331

TOTAL MATERIALS		40,425

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	53,500	5,318
TOTAL COMMON STOCKS
(Cost $1,953,822)		2,511,459

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	875,350	3,475
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	485,012	23,655
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	105,425	1,921

TOTAL INFORMATION TECHNOLOGY		25,576

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,680)		29,051

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.40% (d)	138,229,448	138,229
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	49,421,753	49,422
TOTAL MONEY MARKET FUNDS
(Cost $187,651)		187,651
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $2,155,153)		2,728,161
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,454)
NET ASSETS - 100%		$2,711,707

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,077,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
NJOY, Inc.	9/11/13	$1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$261
Fidelity Securities Lending Cash Central Fund	229
Total	$490

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$415,031	$411,530	$--	$3,501
Consumer Staples	181,669	181,669	--	--
Energy	25,399	25,399	--	--
Financials	214,023	212,602	1,421	--
Health Care	330,376	288,261	42,115	--
Industrials	269,038	269,038	--	--
Information Technology	1,059,231	1,033,655	--	25,576
Materials	40,425	40,425	--	--
Telecommunication Services	5,318	5,318	--	--
Money Market Funds	187,651	187,651	--	--
Total Investments in Securities:	$2,728,161	$2,655,548	$43,536	$29,077

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$25,124
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,953
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,077
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$3,953

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,525) — See accompanying schedule: Unaffiliated issuers (cost $1,967,502)	$2,540,510
Fidelity Central Funds (cost $187,651)	187,651
Total Investments (cost $2,155,153)		$2,728,161
Receivable for investments sold		41,953
Receivable for fund shares sold		1,469
Dividends receivable		1,486
Distributions receivable from Fidelity Central Funds		90
Prepaid expenses		1
Other receivables		171
Total assets		2,773,331
Liabilities
Payable for investments purchased	$4,958
Payable for fund shares redeemed	4,542
Accrued management fee	1,218
Distribution and service plan fees payable	814
Other affiliated payables	505
Other payables and accrued expenses	165
Collateral on securities loaned, at value	49,422
Total liabilities		61,624
Net Assets		$2,711,707
Net Assets consist of:
Paid in capital		$2,220,210
Accumulated net investment loss		(15,640)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,878)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		573,015
Net Assets		$2,711,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($842,225.5 ÷ 8,888.71 shares)		$94.75
Maximum offering price per share (100/94.25 of $94.75)		$100.53
Class T:
Net Asset Value and redemption price per share ($1,206,267.5 ÷ 12,893.07 shares)		$93.56
Maximum offering price per share (100/96.50 of $93.56)		$96.95
Class B:
Net Asset Value and offering price per share ($6,440.5 ÷ 78.32 shares)(a)		$82.23
Class C:
Net Asset Value and offering price per share ($172,448.9 ÷ 2,056.94 shares)(a)		$83.84
Class I:
Net Asset Value, offering price and redemption price per share ($453,614.6 ÷ 4,445.75 shares)		$102.03
Class Z:
Net Asset Value, offering price and redemption price per share ($30,710.3 ÷ 299.80 shares)		$102.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$8,960
Income from Fidelity Central Funds		490
Total income		9,450
Expenses
Management fee	$7,351
Transfer agent fees	2,645
Distribution and service plan fees	4,938
Accounting and security lending fees	400
Custodian fees and expenses	21
Independent trustees' fees and expenses	6
Registration fees	66
Audit	37
Legal	4
Miscellaneous	10
Total expenses before reductions	15,478
Expense reductions	(60)	15,418
Net investment income (loss)		(5,968)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,583)
Foreign currency transactions	(47)
Total net realized gain (loss)		(63,630)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,966
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		13,982
Net gain (loss)		(49,648)
Net increase (decrease) in net assets resulting from operations		$(55,616)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,968)	$(6,975)
Net realized gain (loss)	(63,630)	205,321
Change in net unrealized appreciation (depreciation)	13,982	(53,557)
Net increase (decrease) in net assets resulting from operations	(55,616)	144,789
Distributions to shareholders from net realized gain	(69,494)	–
Share transactions - net increase (decrease)	(38,355)	(115,712)
Total increase (decrease) in net assets	(163,465)	29,077
Net Assets
Beginning of period	2,875,172	2,846,095
End of period (including accumulated net investment loss of $15,640 and accumulated net investment loss of $9,672, respectively)	$2,711,707	$2,875,172

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$98.79	$93.78	$80.87	$61.77	$54.56	$50.75
Income from Investment Operations
Net investment income (loss)A	(.16)	(.13)	(.07)	(.05)	.02	(.04)
Net realized and unrealized gain (loss)	(1.50)	5.14	12.98	19.15	7.30	3.90
Total from investment operations	(1.66)	5.01	12.91	19.10	7.32	3.86
Distributions from net realized gain	(2.38)	–	–	–	(.11)	(.05)
Total distributions	(2.38)	–	–	–	(.11)	(.05)
Net asset value, end of period	$94.75	$98.79	$93.78	$80.87	$61.77	$54.56
Total ReturnB,C,D	(1.74)%	5.34%	15.96%	30.92%	13.45%	7.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%G	1.05%	1.07%	1.11%	1.14%	1.15%
Expenses net of fee waivers, if any	1.05%G	1.05%	1.07%	1.11%	1.14%	1.15%
Expenses net of all reductions	1.05%G	1.04%	1.07%	1.10%	1.14%	1.14%
Net investment income (loss)	(.34)%G	(.13)%	(.08)%	(.07)%	.04%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$842	$887	$853	$772	$632	$609
Portfolio turnover rateH	51%G	63%	49%I	81%	73%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$97.68	$92.94	$80.31	$61.45	$54.26	$50.51
Income from Investment Operations
Net investment income (loss)A	(.26)	(.34)	(.25)	(.17)	(.08)	(.14)
Net realized and unrealized gain (loss)	(1.48)	5.08	12.88	19.03	7.27	3.89
Total from investment operations	(1.74)	4.74	12.63	18.86	7.19	3.75
Distributions from net realized gain	(2.38)	–	–	–	–	–
Total distributions	(2.38)	–	–	–	–	–
Net asset value, end of period	$93.56	$97.68	$92.94	$80.31	$61.45	$54.26
Total ReturnB,C,D	(1.84)%	5.10%	15.73%	30.69%	13.25%	7.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%G	1.27%	1.28%	1.29%	1.31%	1.32%
Expenses net of fee waivers, if any	1.28%G	1.27%	1.28%	1.29%	1.31%	1.32%
Expenses net of all reductions	1.27%G	1.27%	1.28%	1.28%	1.31%	1.31%
Net investment income (loss)	(.57)%G	(.36)%	(.29)%	(.25)%	(.13)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$1,206	$1,306	$1,368	$1,283	$1,108	$1,139
Portfolio turnover rateH	51%G	63%	49%I	81%	73%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$86.40	$82.71	$71.91	$55.36	$49.17	$46.04
Income from Investment Operations
Net investment income (loss)A	(.47)	(.82)	(.70)	(.52)	(.39)	(.42)
Net realized and unrealized gain (loss)	(1.32)	4.51	11.50	17.07	6.58	3.55
Total from investment operations	(1.79)	3.69	10.80	16.55	6.19	3.13
Distributions from net realized gain	(2.38)	–	–	–	–	–
Net asset value, end of period	$82.23	$86.40	$82.71	$71.91	$55.36	$49.17
Total ReturnB,C,D	(2.15)%	4.46%	15.02%	29.90%	12.59%	6.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%G	1.89%	1.89%	1.89%	1.90%	1.90%
Expenses net of fee waivers, if any	1.89%G	1.89%	1.89%	1.89%	1.90%	1.90%
Expenses net of all reductions	1.89%G	1.89%	1.89%	1.88%	1.90%	1.90%
Net investment income (loss)	(1.18)%G	(.98)%	(.91)%	(.85)%	(.72)%	(.83)%
Supplemental Data
Net assets, end of period (in millions)	$6	$11	$18	$23	$26	$35
Portfolio turnover rateH	51%G	63%	49%I	81%	73%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$88.01	$84.18	$73.13	$56.27	$49.96	$46.77
Income from Investment Operations
Net investment income (loss)A	(.45)	(.77)	(.66)	(.50)	(.37)	(.41)
Net realized and unrealized gain (loss)	(1.34)	4.60	11.71	17.36	6.68	3.60
Total from investment operations	(1.79)	3.83	11.05	16.86	6.31	3.19
Distributions from net realized gain	(2.38)	–	–	–	–	–
Net asset value, end of period	$83.84	$88.01	$84.18	$73.13	$56.27	$49.96
Total ReturnB,C,D	(2.11)%	4.55%	15.11%	29.96%	12.63%	6.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.81%G	1.81%	1.81%	1.84%	1.86%	1.88%
Expenses net of fee waivers, if any	1.81%G	1.81%	1.81%	1.84%	1.86%	1.88%
Expenses net of all reductions	1.81%G	1.80%	1.81%	1.83%	1.86%	1.87%
Net investment income (loss)	(1.10)%G	(.89)%	(.83)%	(.79)%	(.68)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$172	$183	$175	$157	$133	$136
Portfolio turnover rateH	51%G	63%	49%I	81%	73%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$106.06	$100.40	$86.32	$65.92	$58.24	$54.14
Income from Investment Operations
Net investment income (loss)A	(.04)	.15	.20	.20	.25	.16
Net realized and unrealized gain (loss)	(1.61)	5.51	13.88	20.40	7.75	4.16
Total from investment operations	(1.65)	5.66	14.08	20.60	8.00	4.32
Distributions from net investment income	–	–	–	(.20)	–	–
Distributions from net realized gain	(2.38)	–	–	–	(.32)	(.22)
Total distributions	(2.38)	–	–	(.20)	(.32)	(.22)
Net asset value, end of period	$102.03	$106.06	$100.40	$86.32	$65.92	$58.24
Total ReturnB,C	(1.61)%	5.64%	16.31%	31.36%	13.83%	7.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%F	.78%	.77%	.78%	.80%	.80%
Expenses net of fee waivers, if any	.78%F	.77%	.77%	.78%	.80%	.80%
Expenses net of all reductions	.78%F	.77%	.77%	.77%	.79%	.79%
Net investment income (loss)	(.07)%F	.14%	.21%	.27%	.39%	.27%
Supplemental Data
Net assets, end of period (in millions)	$454	$463	$432	$1,266	$1,063	$897
Portfolio turnover rateG	51%F	63%	49%H	81%	73%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$106.39	$100.59	$86.36	$78.49
Income from Investment Operations
Net investment income (loss)B	.04	.29	.33	.09
Net realized and unrealized gain (loss)	(1.61)	5.51	13.90	7.78
Total from investment operations	(1.57)	5.80	14.23	7.87
Distributions from net realized gain	(2.38)	–	–	–
Net asset value, end of period	$102.44	$106.39	$100.59	$86.36
Total ReturnC,D	(1.53)%	5.77%	16.48%	10.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.64%	.64%	.64%G
Expenses net of fee waivers, if any	.64%G	.64%	.64%	.64%G
Expenses net of all reductions	.63%G	.63%	.64%	.63%G
Net investment income (loss)	.07%G	.28%	.35%	.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$30,710	$25,638	$122	$110
Portfolio turnover rateH	51%G	63%	49%I	81%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$29,077	Expected distribution	Discount rate	10.0%	Decrease
			Liquidation preference	$23.41	Increase
		Last transaction price	Transaction price	$0.13 - $48.77 / $48.72	Increase
		Market comparable	Enterprise Value / Sales multiple	4.1	Increase
			Discount rate	15.0%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 16.4%	Decrease
			P/E multiple	0.6	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$656,949
Gross unrealized depreciation	(85,232)
Net unrealized appreciation (depreciation) on securities	$571,717
Tax cost	$2,156,444

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $652,989 and $778,060, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,033	$–
Class T	.25%	.25%	3,006	–
Class B	.75%	.25%	41	31
Class C	.75%	.25%	858	53
			$4,938	$84

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$58
Class T	15
Class B(a)	–
Class C(a)	5
$78

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$882.21
Class T	1,129.19
Class B	12.30
Class C	194.23
Class I	421.19
Class Z	7.05
	$2,645

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,006. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $229, including $59 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net realized gain
Class A	$21,468	$–
Class T	31,793	–
Class B	295	–
Class C	4,972	–
Class I	10,387	–
Class Z	579	–
Total	$69,494	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	820	1,688	$75,369	$162,907
Reinvestment of distributions	205	–	19,967	–
Shares redeemed	(1,115)	(1,807)	(101,837)	(173,253)
Net increase (decrease)	(90)	(119)	$(6,501)	$(10,346)
Class T
Shares sold	821	1,492	$73,763	$141,497
Reinvestment of distributions	321	–	30,879	–
Shares redeemed	(1,618)	(2,839)	(146,372)	(269,251)
Net increase (decrease)	(476)	(1,347)	$(41,730)	$(127,754)
Class B
Shares sold	2	2	$127	$164
Reinvestment of distributions	3	–	278	–
Shares redeemed	(51)	(95)	(4,062)	(7,987)
Net increase (decrease)	(46)	(93)	$(3,657)	$(7,823)
Class C
Shares sold	158	365	$12,947	$31,362
Reinvestment of distributions	52	–	4,525	–
Shares redeemed	(232)	(360)	(18,562)	(30,838)
Net increase (decrease)	(22)	5	$(1,090)	$524
Class I
Shares sold	492	1,565	$48,370	$159,813
Reinvestment of distributions	95	–	9,952	–
Shares redeemed	(505)	(1,508)	(49,812)	(155,242)
Net increase (decrease)	82	57	$8,510	$4,571
Class Z
Shares sold	73	259	$7,504	$27,086
Reinvestment of distributions	6	–	579	–
Shares redeemed	(20)	(19)	(1,970)	(1,970)
Net increase (decrease)	59	240	$6,113	$25,116

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	1.05%
Actual		$1,000.00	$982.60	$5.20
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class T	1.28%
Actual		$1,000.00	$981.60	$6.34
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class B	1.89%
Actual		$1,000.00	$978.50	$9.35
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class C	1.81%
Actual		$1,000.00	$978.90	$8.95
Hypothetical-C		$1,000.00	$1,015.95	$9.12
Class I	.78%
Actual		$1,000.00	$983.90	$3.87
Hypothetical-C		$1,000.00	$1,021.10	$3.94
Class Z	.64%
Actual		$1,000.00	$984.70	$3.18
Hypothetical-C		$1,000.00	$1,021.80	$3.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

EPG-SANN-0716
1.704747.118

Fidelity® Value Strategies Fund Class K Semi-Annual Report May 31, 2016 (A class of Fidelity Advisor® Value Strategies Fund)

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	6.5
Citigroup, Inc.	4.6	3.0
Bank of America Corp.	3.9	4.1
U.S. Bancorp	3.3	2.7
Cott Corp.	3.0	2.6
Boston Scientific Corp.	2.7	2.3
General Motors Co.	2.7	3.3
WestRock Co.	2.6	1.2
Universal Health Services, Inc. Class B	2.6	2.4
St. Jude Medical, Inc.	2.5	2.1
	33.2

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	15.2
Health Care	16.3	14.5
Consumer Discretionary	15.6	19.8
Materials	10.8	10.0
Industrials	9.0	7.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	83.7%
Bonds	5.4%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	10.3%

 * Foreign investments - 15.5%

As of November 30, 2015*
Stocks	88.9%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	11.0%

 * Foreign investments - 15.9%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.6%
Delphi Automotive PLC	287,077	$19,510
Tenneco, Inc. (a)	90,224	4,847
		24,357
Automobiles - 2.7%
General Motors Co.	1,284,836	40,190
Diversified Consumer Services - 1.3%
Service Corp. International	683,850	18,737
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	227,420	13,652
Wyndham Worldwide Corp.	199,867	13,469
		27,121
Household Durables - 3.6%
CalAtlantic Group, Inc.	527,581	19,515
Lennar Corp. Class A	424,700	19,354
PulteGroup, Inc.	744,504	13,967
		52,836
Leisure Products - 3.5%
Hasbro, Inc.	266,797	23,289
Vista Outdoor, Inc. (a)	557,700	27,985
		51,274
Media - 0.5%
Regal Entertainment Group Class A (b)	330,800	6,957
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	313,213	9,114

TOTAL CONSUMER DISCRETIONARY		230,586

CONSUMER STAPLES - 5.4%
Beverages - 3.0%
Cott Corp.	3,069,864	44,315
Food & Staples Retailing - 1.5%
CVS Health Corp.	237,100	22,868
Food Products - 0.9%
Calavo Growers, Inc.	232,028	13,135

TOTAL CONSUMER STAPLES		80,318

ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	7,744
Oil, Gas & Consumable Fuels - 2.4%
Continental Resources, Inc. (a)	145,000	6,099
Kinder Morgan, Inc.	170,400	3,081
Range Resources Corp. (b)	191,300	8,147
Valero Energy Corp.	327,300	17,903
		35,230

TOTAL ENERGY		42,974

FINANCIALS - 17.4%
Banks - 16.1%
Bank of America Corp.	3,923,013	58,021
CIT Group, Inc.	157,349	5,391
Citigroup, Inc.	1,481,723	69,004
JPMorgan Chase & Co.	314,200	20,508
Regions Financial Corp.	774,763	7,616
SunTrust Banks, Inc.	249,500	10,933
U.S. Bancorp	1,129,384	48,360
Wells Fargo & Co.	377,370	19,140
		238,973
Capital Markets - 0.5%
The Blackstone Group LP	267,400	7,003
Insurance - 0.8%
Progressive Corp.	347,700	11,578

TOTAL FINANCIALS		257,554

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 5.9%
Boston Scientific Corp. (a)	1,785,400	40,546
St. Jude Medical, Inc.	463,300	36,304
Zimmer Biomet Holdings, Inc.	87,600	10,697
		87,547
Health Care Providers & Services - 3.4%
DaVita HealthCare Partners, Inc. (a)	158,496	12,255
Universal Health Services, Inc. Class B	278,914	37,614
		49,869
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	207,500	11,361
Pharmaceuticals - 5.1%
Johnson & Johnson	126,000	14,199
Merck & Co., Inc.	474,100	26,673
Sanofi SA sponsored ADR	159,344	6,565
Valeant Pharmaceuticals International, Inc. (Canada) (a)	992,000	28,222
		75,659

TOTAL HEALTH CARE		224,436

INDUSTRIALS - 8.6%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	180,022	12,135
Honeywell International, Inc.	139,500	15,879
Orbital ATK, Inc.	278,850	24,268
Textron, Inc.	223,717	8,515
		60,797
Airlines - 0.3%
Air Canada (a)	674,400	4,953
Machinery - 1.8%
Deere & Co.	164,900	13,570
Ingersoll-Rand PLC	208,100	13,903
		27,473
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	297,500	8,925
Hertz Global Holdings, Inc. (a)	1,617,300	15,672
		24,597
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	9,877

TOTAL INDUSTRIALS		127,697

INFORMATION TECHNOLOGY - 3.9%
IT Services - 0.8%
Fidelity National Information Services, Inc.	165,730	12,309
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp. (b)	1,507,475	16,024
Micron Technology, Inc. (a)	559,183	7,113
		23,137
Software - 1.5%
Microsoft Corp.	429,324	22,754

TOTAL INFORMATION TECHNOLOGY		58,200

MATERIALS - 10.4%
Chemicals - 7.8%
Ashland, Inc.	83,100	9,420
Axiall Corp.	284,126	6,617
Ingevity Corp. (a)	159,333	4,643
LyondellBasell Industries NV Class A	965,892	78,589
PPG Industries, Inc.	154,592	16,646
		115,915
Containers & Packaging - 2.6%
WestRock Co.	956,000	37,867

TOTAL MATERIALS		153,782

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	558,139	30,112
UTILITIES - 2.2%
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	310,763	4,599
Dynegy, Inc. (a)	441,400	8,316
		12,915
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,243

TOTAL UTILITIES		32,158

TOTAL COMMON STOCKS
(Cost $844,962)		1,237,817
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 5.4%
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp. 4.875% 4/15/22	22,905	13,743
Continental Resources, Inc. 4.5% 4/15/23	10,000	9,106
Sabine Pass Liquefaction LLC 5.75% 5/15/24	20,000	20,100
Whiting Petroleum Corp. 5.75% 3/15/21	10,000	8,475
		51,424
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	18,955	15,851
INDUSTRIALS - 0.4%
Machinery - 0.4%
Harsco Corp. 5.75% 5/15/18	6,749	6,040
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. 3.875% 3/15/23	7,525	6,189
TOTAL NONCONVERTIBLE BONDS
(Cost $65,623)		79,504

Preferred Securities - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Barclays PLC 6.625%(d)(e)
(Cost $9,904)	10,000	9,515
	Shares	Value (000s)

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 0.40% (f)	150,790,718	150,791
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	18,207,279	18,207
TOTAL MONEY MARKET FUNDS
(Cost $168,998)		168,998
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,089,487)		1,495,834
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(16,337)
NET ASSETS - 100%		$1,479,497

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,851,000 or 1.1% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$121
Fidelity Securities Lending Cash Central Fund	256
Total	$377

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$230,586	$230,586	$--	$--
Consumer Staples	80,318	80,318	--	--
Energy	42,974	42,974	--	--
Financials	257,554	257,554	--	--
Health Care	224,436	224,436	--	--
Industrials	127,697	127,697	--	--
Information Technology	58,200	58,200	--	--
Materials	153,782	153,782	--	--
Telecommunication Services	30,112	30,112	--	--
Utilities	32,158	32,158	--	--
Corporate Bonds	79,504	--	79,504	--
Preferred Securities	9,515	--	9,515	--
Money Market Funds	168,998	168,998	--	--
Total Investments in Securities:	$1,495,834	$1,406,815	$89,019	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

BB	2.4%
B	2.1%
CCC,CC,C	1.5%
Equities	83.7%
Short-Term Investments and Net Other Assets	10.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
Canada	6.3%
Netherlands	5.3%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,003) — See accompanying schedule: Unaffiliated issuers (cost $920,489)	$1,326,836
Fidelity Central Funds (cost $168,998)	168,998
Total Investments (cost $1,089,487)		$1,495,834
Receivable for fund shares sold		2,194
Dividends receivable		2,151
Interest receivable		600
Distributions receivable from Fidelity Central Funds		70
Total assets		1,500,849
Liabilities
Payable for fund shares redeemed	$2,275
Accrued management fee	411
Distribution and service plan fees payable	194
Other affiliated payables	236
Other payables and accrued expenses	29
Collateral on securities loaned, at value	18,207
Total liabilities		21,352
Net Assets		$1,479,497
Net Assets consist of:
Paid in capital		$1,178,624
Undistributed net investment income		7,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(113,186)
Net unrealized appreciation (depreciation) on investments		406,347
Net Assets		$1,479,497
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($206,841 ÷ 5,349.749 shares)		$38.66
Maximum offering price per share (100/94.25 of $38.66)		$41.02
Class T:
Net Asset Value and redemption price per share ($272,503 ÷ 6,792.650 shares)		$40.12
Maximum offering price per share (100/96.50 of $40.12)		$41.58
Class B:
Net Asset Value and offering price per share ($2,342 ÷ 66.037 shares)(a)		$35.46
Class C:
Net Asset Value and offering price per share ($45,075 ÷ 1,291.389 shares)(a)		$34.90
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($812,258 ÷ 18,748.304 shares)		$43.32
Class K:
Net Asset Value, offering price and redemption price per share ($73,227 ÷ 1,690.737 shares)		$43.31
Class I:
Net Asset Value, offering price and redemption price per share ($67,251 ÷ 1,627.341 shares)		$41.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$12,359
Interest		2,481
Income from Fidelity Central Funds		377
Total income		15,217
Expenses
Management fee
Basic fee	$3,597
Performance adjustment	(1,445)
Transfer agent fees	1,206
Distribution and service plan fees	1,140
Accounting and security lending fees	213
Custodian fees and expenses	7
Independent trustees' fees and expenses	3
Registration fees	118
Audit	38
Legal	3
Miscellaneous	5
Total expenses before reductions	4,885
Expense reductions	(7)	4,878
Net investment income (loss)		10,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,221
Foreign currency transactions	11
Total net realized gain (loss)		23,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,756)
Total change in net unrealized appreciation (depreciation)		(44,756)
Net gain (loss)		(21,524)
Net increase (decrease) in net assets resulting from operations		$(11,185)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,339	$14,207
Net realized gain (loss)	23,232	117,291
Change in net unrealized appreciation (depreciation)	(44,756)	(113,531)
Net increase (decrease) in net assets resulting from operations	(11,185)	17,967
Distributions to shareholders from net investment income	(15,368)	(11,929)
Distributions to shareholders from net realized gain	(316)	(1,090)
Total distributions	(15,684)	(13,019)
Share transactions - net increase (decrease)	91,730	(175,423)
Total increase (decrease) in net assets	64,861	(170,475)
Net Assets
Beginning of period	1,414,636	1,585,111
End of period (including undistributed net investment income of $7,712 and undistributed net investment income of $12,741, respectively)	$1,479,497	$1,414,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.01	$38.91	$36.02	$27.62	$22.71	$23.11
Income from Investment Operations
Net investment income (loss)A	.26	.35	.25	.23	–B	.13C
Net realized and unrealized gain (loss)	(.20)	.06	2.87	8.25	5.03	(.49)
Total from investment operations	.06	.41	3.12	8.48	5.03	(.36)
Distributions from net investment income	(.40)	(.28)D	(.23)	(.08)	(.12)	(.03)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.41)	(.31)	(.23)	(.08)	(.12)	(.04)
Net asset value, end of period	$38.66	$39.01	$38.91	$36.02	$27.62	$22.71
Total ReturnE,F,G	.21%	1.07%	8.74%	30.77%	22.29%	(1.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.93%	.96%	1.04%	1.21%	1.18%
Expenses net of fee waivers, if any	.87%J	.93%	.96%	1.04%	1.21%	1.18%
Expenses net of all reductions	.86%J	.93%	.96%	1.03%	1.21%	1.17%
Net investment income (loss)	1.45%J	.89%	.68%	.73%	- %B	.51%C
Supplemental Data
Net assets, end of period (in millions)	$207	$215	$233	$243	$203	$190
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.40	$40.28	$37.28	$28.58	$23.48	$23.90
Income from Investment Operations
Net investment income (loss)A	.23	.28	.18	.18	(.05)B	.08C
Net realized and unrealized gain (loss)	(.20)	.06	2.98	8.54	5.22	(.50)
Total from investment operations	.03	.34	3.16	8.72	5.17	(.42)
Distributions from net investment income	(.30)	(.19)D	(.16)	(.02)	(.07)	–
Distributions from net realized gain	(.01)	(.03)D	–	–	–	–
Total distributions	(.31)	(.22)	(.16)	(.02)	(.07)	–
Net asset value, end of period	$40.12	$40.40	$40.28	$37.28	$28.58	$23.48
Total ReturnE,F,G	.11%	.86%	8.51%	30.52%	22.08%	(1.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.15%	1.17%	1.23%	1.38%	1.35%
Expenses net of fee waivers, if any	1.07%J	1.14%	1.17%	1.23%	1.38%	1.35%
Expenses net of all reductions	1.07%J	1.14%	1.17%	1.22%	1.38%	1.35%
Net investment income (loss)	1.25%J	.68%	.47%	.54%	(.17)%B	.33%C
Supplemental Data
Net assets, end of period (in millions)	$273	$294	$324	$335	$283	$274
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.53	$35.44	$32.86	$25.34	$20.87	$21.37
Income from Investment Operations
Net investment income (loss)A	.11	.02	(.05)	(.02)	(.18)B	(.06)C
Net realized and unrealized gain (loss)	(.18)	.07	2.63	7.54	4.65	(.44)
Total from investment operations	(.07)	.09	2.58	7.52	4.47	(.50)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–
Total distributions	–	–	–	–	–	–
Net asset value, end of period	$35.46	$35.53	$35.44	$32.86	$25.34	$20.87
Total ReturnD,E,F	(.20)%	.25%	7.85%	29.68%	21.42%	(2.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.69%I	1.77%	1.78%	1.83%	1.97%	1.93%
Expenses net of fee waivers, if any	1.69%I	1.76%	1.78%	1.83%	1.97%	1.93%
Expenses net of all reductions	1.69%I	1.76%	1.78%	1.82%	1.97%	1.93%
Net investment income (loss)	.63%I	.06%	(.14)%	(.07)%	(.76)%B	(.25)%C
Supplemental Data
Net assets, end of period (in millions)	$2	$4	$7	$11	$13	$16
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.12	$35.07	$32.52	$25.06	$20.64	$21.13
Income from Investment Operations
Net investment income (loss)A	.11	.05	(.03)	(.01)	(.17)B	(.05)C
Net realized and unrealized gain (loss)	(.19)	.07	2.60	7.47	4.59	(.44)
Total from investment operations	(.08)	.12	2.57	7.46	4.42	(.49)
Distributions from net investment income	(.13)	(.04)D	(.02)	–	–	–
Distributions from net realized gain	(.01)	(.03)D	–	–	–	–
Total distributions	(.14)	(.07)	(.02)	–	–	–
Net asset value, end of period	$34.90	$35.12	$35.07	$32.52	$25.06	$20.64
Total ReturnE,F,G	(.20)%	.33%	7.91%	29.77%	21.41%	(2.32)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.63%J	1.70%	1.72%	1.78%	1.95%	1.92%
Expenses net of fee waivers, if any	1.63%J	1.69%	1.72%	1.78%	1.95%	1.92%
Expenses net of all reductions	1.63%J	1.69%	1.72%	1.77%	1.95%	1.92%
Net investment income (loss)	.69%J	.13%	(.08)%	(.02)%	(.75)%B	(.24)%C
Supplemental Data
Net assets, end of period (in millions)	$45	$49	$53	$54	$43	$40
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$43.72	$43.56	$40.28	$30.89	$25.37	$25.80
Income from Investment Operations
Net investment income (loss)A	.36	.51	.40	.37	.09B	.22C
Net realized and unrealized gain (loss)	(.24)	.07	3.21	9.20	5.62	(.54)
Total from investment operations	.12	.58	3.61	9.57	5.71	(.32)
Distributions from net investment income	(.51)	(.39)D	(.33)	(.18)	(.19)	(.10)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.52)	(.42)	(.33)	(.18)	(.19)	(.11)
Net asset value, end of period	$43.32	$43.72	$43.56	$40.28	$30.89	$25.37
Total ReturnE,F	.36%	1.35%	9.05%	31.14%	22.69%	(1.29)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.67%	.69%	.73%	.89%	.88%
Expenses net of fee waivers, if any	.56%I	.67%	.69%	.73%	.89%	.88%
Expenses net of all reductions	.56%I	.66%	.69%	.72%	.89%	.88%
Net investment income (loss)	1.76%I	1.16%	.95%	1.03%	.31%B	.80%C
Supplemental Data
Net assets, end of period (in millions)	$812	$716	$786	$681	$396	$284
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$43.74	$43.57	$40.28	$30.89	$25.38	$25.82
Income from Investment Operations
Net investment income (loss)A	.38	.58	.47	.43	.14B	.28C
Net realized and unrealized gain (loss)	(.23)	.07	3.20	9.18	5.61	(.55)
Total from investment operations	.15	.65	3.67	9.61	5.75	(.27)
Distributions from net investment income	(.57)	(.45)D	(.38)	(.22)	(.24)	(.16)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.58)	(.48)	(.38)	(.22)	(.24)	(.17)
Net asset value, end of period	$43.31	$43.74	$43.57	$40.28	$30.89	$25.38
Total ReturnE,F	.43%	1.51%	9.21%	31.34%	22.93%	(1.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.43%I	.51%	.53%	.58%	.71%	.68%
Expenses net of fee waivers, if any	.43%I	.51%	.53%	.58%	.71%	.68%
Expenses net of all reductions	.43%I	.51%	.53%	.57%	.71%	.68%
Net investment income (loss)	1.89%I	1.31%	1.11%	1.18%	.50%B	1.00%C
Supplemental Data
Net assets, end of period (in millions)	$73	$72	$97	$119	$70	$47
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.71	$41.57	$38.46	$29.51	$24.26	$24.69
Income from Investment Operations
Net investment income (loss)A	.33	.48	.37	.34	.08B	.22C
Net realized and unrealized gain (loss)	(.22)	.08	3.06	8.79	5.37	(.53)
Total from investment operations	.11	.56	3.43	9.13	5.45	(.31)
Distributions from net investment income	(.48)	(.39)D	(.32)	(.18)	(.20)	(.11)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.49)	(.42)	(.32)	(.18)	(.20)	(.12)
Net asset value, end of period	$41.33	$41.71	$41.57	$38.46	$29.51	$24.26
Total ReturnE,F	.34%	1.36%	9.01%	31.11%	22.67%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.68%	.71%	.76%	.90%	.86%
Expenses net of fee waivers, if any	.61%I	.68%	.71%	.76%	.90%	.86%
Expenses net of all reductions	.60%I	.68%	.71%	.75%	.90%	.86%
Net investment income (loss)	1.71%I	1.14%	.93%	1.00%	.31%B	.82%C
Supplemental Data
Net assets, end of period (in millions)	$67	$65	$86	$74	$66	$52
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$448,497
Gross unrealized depreciation	(43,804)
Net unrealized appreciation (depreciation) on securities	$404,693
Tax cost	$1,091,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(133,637)

The Fund elected to defer to its next fiscal year approximately $734 of capital losses recognized during the period November 1, 2015 to November 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,755 and $175,867, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$245	$–
Class T	.25%	.25%	661	–
Class B	.75%	.25%	15	11
Class C	.75%	.25%	219	7
			$1,140	$18

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class T	4
Class B(a)	–(b)
Class C(a)	1
$13

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$225.23
Class T	250.19
Class B	4.30
Class C	54.24
Fidelity Value Strategies Fund	591.17
Class K	16.05
Class I	66.22
	$1,206

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $36.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $256. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$2,185	$1,691
Class T	2,155	1,553
Class C	187	56
Fidelity Value Strategies Fund	9,140	6,934
Class K	955	896
Class I	746	799
Total	$15,368	$11,929
From net realized gain
Class A	$49	$174
Class T	65	234
Class C	13	44
Fidelity Value Strategies Fund	160	520
Class K	15	58
Class I	14	60
Total	$316	$1,090

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	305	391	$11,127	$15,470
Reinvestment of distributions	58	46	2,110	1,760
Shares redeemed	(528)	(904)	(19,018)	(35,567)
Net increase (decrease)	(165)	(467)	$(5,781)	$(18,337)
Class T
Shares sold	232	486	$8,710	$19,926
Reinvestment of distributions	54	41	2,045	1,646
Shares redeemed	(773)	(1,296)	(29,117)	(52,610)
Net increase (decrease)	(487)	(769)	$(18,362)	$(31,038)
Class B
Shares sold	–	–	$9	$12
Shares redeemed	(44)	(95)	(1,469)	(3,438)
Net increase (decrease)	(44)	(95)	$(1,460)	$(3,426)
Class C
Shares sold	43	131	$1,404	$4,724
Reinvestment of distributions	6	3	191	95
Shares redeemed	(157)	(237)	(5,029)	(8,407)
Net increase (decrease)	(108)	(103)	$(3,434)	$(3,588)
Fidelity Value Strategies Fund
Shares sold	7,288	3,980	$307,450	$174,437
Reinvestment of distributions	182	106	7,409	4,551
Shares redeemed	(5,095)	(5,750)	(199,371)	(250,149)
Net increase (decrease)	2,375	(1,664)	$115,488	$(71,161)
Class K
Shares sold	292	390	$12,136	$17,106
Reinvestment of distributions	24	22	970	954
Shares redeemed	(263)	(1,001)	(10,650)	(44,142)
Net increase (decrease)	53	(589)	$2,456	$(26,082)
Class I
Shares sold	202	288	$7,838	$12,081
Reinvestment of distributions	19	18	723	748
Shares redeemed	(150)	(809)	(5,738)	(34,620)
Net increase (decrease)	71	(503)	$2,823	$(21,791)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.87%
Actual		$1,000.00	$1,002.10	$4.35
Hypothetical-C		$1,000.00	$1,020.65	$4.39
Class T	1.07%
Actual		$1,000.00	$1,001.10	$5.35
Hypothetical-C		$1,000.00	$1,019.65	$5.40
Class B	1.69%
Actual		$1,000.00	$998.00	$8.44
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Class C	1.63%
Actual		$1,000.00	$998.00	$8.14
Hypothetical-C		$1,000.00	$1,016.85	$8.22
Fidelity Value Strategies Fund	.56%
Actual		$1,000.00	$1,003.60	$2.81
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.43%
Actual		$1,000.00	$1,004.30	$2.15
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class I	.61%
Actual		$1,000.00	$1,003.40	$3.06
Hypothetical-C		$1,000.00	$1,021.95	$3.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

SOI-K-SANN-0716
1.863339.107

Fidelity Advisor® Series Growth Opportunities Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	6.9
Amazon.com, Inc.	3.6	2.2
Alphabet, Inc. Class C	3.0	3.0
Alphabet, Inc. Class A	2.7	3.0
Facebook, Inc. Class A	2.5	2.5
Tesla Motors, Inc.	2.2	0.7
American Tower Corp.	2.1	2.1
Salesforce.com, Inc.	2.1	1.8
Visa, Inc. Class A	2.0	2.0
Alliance Data Systems Corp.	1.9	0.9
	27.4

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.2	38.8
Consumer Discretionary	17.5	16.9
Health Care	17.1	17.9
Consumer Staples	7.8	6.2
Industrials	6.3	8.4

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	95.9%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 9.3%

As of November 30, 2015*
Stocks	98.7%
Convertible Securities	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.4%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
Tenneco, Inc. (a)	49,900	$2,680,628
Automobiles - 2.2%
Tesla Motors, Inc. (a)(b)	59,700	13,326,831
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	115,700	4,424,368
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	5,000	604,400
Las Vegas Sands Corp.	12,800	591,872
Starbucks Corp.	137,200	7,530,908
		8,727,180
Internet & Catalog Retail - 5.1%
Amazon.com, Inc. (a)	30,300	21,900,537
Expedia, Inc.	15,300	1,701,972
Netflix, Inc.(a)	36,400	3,733,548
Priceline Group, Inc. (a)	2,400	3,034,392
Wayfair LLC Class A (a)	15,800	650,644
		31,021,093
Media - 3.8%
Altice NV Class A (a)	91,307	1,573,671
AMC Networks, Inc. Class A (a)	7,400	473,156
Charter Communications, Inc. (a)	45,662	9,997,238
Comcast Corp. Class A	65,700	4,158,810
Liberty Global PLC Class A (a)	31,300	1,169,055
Lions Gate Entertainment Corp.	60,200	1,342,460
The Walt Disney Co.	39,300	3,899,346
Twenty-First Century Fox, Inc. Class A	2,500	72,200
		22,685,936
Multiline Retail - 0.3%
Dollar General Corp.	17,000	1,528,300
Specialty Retail - 1.2%
CarMax, Inc. (a)(b)	17,200	922,952
Home Depot, Inc.	22,200	2,933,064
TJX Companies, Inc.	46,300	3,524,356
		7,380,372
Textiles, Apparel & Luxury Goods - 2.3%
lululemon athletica, Inc. (a)	74,700	4,857,741
NIKE, Inc. Class B	111,500	6,157,030
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,300	1,505,511
VF Corp.	26,100	1,626,552
		14,146,834

TOTAL CONSUMER DISCRETIONARY		105,921,542

CONSUMER STAPLES - 7.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	7,100	896,162
Constellation Brands, Inc. Class A (sub. vtg.)	28,500	4,364,775
Molson Coors Brewing Co. Class B	24,600	2,439,828
Monster Beverage Corp.	28,000	4,200,000
PepsiCo, Inc.	21,900	2,215,623
The Coca-Cola Co.	57,500	2,564,500
		16,680,888
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	39,700	5,906,169
CVS Health Corp.	69,100	6,664,695
Walgreens Boots Alliance, Inc.	33,000	2,554,200
Whole Foods Market, Inc.	18,400	595,240
		15,720,304
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	20,600	1,694,968
Post Holdings, Inc. (a)	4,400	334,444
		2,029,412
Personal Products - 0.2%
Herbalife Ltd. (a)	14,800	856,772
Tobacco - 1.7%
Altria Group, Inc.	9,300	591,852
British American Tobacco PLC (United Kingdom)	15,100	918,568
Imperial Tobacco Group PLC	28,424	1,548,325
Philip Morris International, Inc.	19,900	1,963,732
Reynolds American, Inc.	106,400	5,288,080
		10,310,557

TOTAL CONSUMER STAPLES		45,597,933

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cabot Oil & Gas Corp.	56,200	1,347,114
Devon Energy Corp.	34,300	1,237,887
PDC Energy, Inc. (a)	20,500	1,190,025
Targa Resources Corp.	3,100	132,773
Teekay LNG Partners LP	44,800	625,856
The Williams Companies, Inc.	38,200	846,512
Williams Partners LP	20,300	647,976
		6,028,143
FINANCIALS - 4.1%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	46,900	3,018,484
Capital Markets - 0.7%
BlackRock, Inc. Class A	2,500	909,625
Charles Schwab Corp.	81,900	2,504,502
Invesco Ltd.	20,000	628,000
		4,042,127
Diversified Financial Services - 0.6%
Bats Global Markets, Inc.	1,700	47,260
MSCI, Inc. Class A	45,300	3,614,487
On Deck Capital, Inc. (a)(b)	21,500	111,155
		3,772,902
Insurance - 0.2%
FNF Group	43,800	1,530,810
Real Estate Investment Trusts - 2.1%
American Tower Corp.	118,300	12,513,774

TOTAL FINANCIALS		24,878,097

HEALTH CARE - 17.1%
Biotechnology - 10.3%
AbbVie, Inc.	107,800	6,783,854
ACADIA Pharmaceuticals, Inc. (a)	43,246	1,532,206
Aduro Biotech, Inc. (a)	13,900	170,831
Adverum Biotechnologies, Inc. (a)	6,900	31,188
Agios Pharmaceuticals, Inc. (a)	5,100	285,345
Alexion Pharmaceuticals, Inc. (a)	29,800	4,496,820
Alkermes PLC (a)	17,261	801,083
Alnylam Pharmaceuticals, Inc. (a)	45,477	3,261,610
Amgen, Inc.	45,900	7,249,905
Amicus Therapeutics, Inc. (a)	123,400	873,672
Asterias Biotherapeutics, Inc. (a)(b)	9,895	31,070
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	1,979	1,108
Biogen, Inc. (a)	16,100	4,664,653
BioMarin Pharmaceutical, Inc. (a)	28,900	2,590,885
BioTime, Inc. warrants 10/1/18 (a)	26,180	12,331
bluebird bio, Inc. (a)	23,300	1,054,325
Celgene Corp. (a)	5,800	612,016
Celldex Therapeutics, Inc. (a)	30,800	141,064
Coherus BioSciences, Inc. (a)	19,000	354,350
Genocea Biosciences, Inc. (a)(b)	13,033	61,255
Geron Corp. (a)	11,400	33,744
Gilead Sciences, Inc.	56,000	4,875,360
Infinity Pharmaceuticals, Inc. (a)	17,404	92,241
Insmed, Inc. (a)	69,900	824,820
Intercept Pharmaceuticals, Inc. (a)	2,900	430,244
Ionis Pharmaceuticals, Inc. (a)	106,356	2,413,218
Lexicon Pharmaceuticals, Inc. (a)(b)	28,996	412,033
Merrimack Pharmaceuticals, Inc. (a)(b)	79,600	530,932
Novavax, Inc. (a)	170,600	1,038,954
Ophthotech Corp. (a)	15,500	832,350
Prothena Corp. PLC (a)	34,505	1,674,873
Regeneron Pharmaceuticals, Inc. (a)	22,100	8,816,353
Regulus Therapeutics, Inc. (a)	8,700	53,418
Rigel Pharmaceuticals, Inc. (a)	181,900	469,302
Sage Therapeutics, Inc. (a)	2,800	92,148
Seres Therapeutics, Inc.	5,500	167,365
Spark Therapeutics, Inc. (a)	900	50,355
Transition Therapeutics, Inc. (a)	60,500	47,981
Vertex Pharmaceuticals, Inc. (a)	43,300	4,033,395
XOMA Corp. (a)(b)	210,525	144,231
		62,042,888
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	143,200	3,252,072
Medtronic PLC	45,000	3,621,600
Nevro Corp. (a)	6,400	446,208
Stryker Corp.	6,200	689,192
		8,009,072
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	23,700	1,871,115
Express Scripts Holding Co. (a)	8,200	619,510
McKesson Corp.	35,800	6,556,412
UnitedHealth Group, Inc.	17,700	2,365,959
		11,412,996
Health Care Technology - 0.5%
athenahealth, Inc. (a)	22,100	2,803,827
Castlight Health, Inc. Class B (a)	28,800	121,248
		2,925,075
Pharmaceuticals - 3.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	120,278	416,162
Allergan PLC (a)	9,360	2,206,620
Bristol-Myers Squibb Co.	48,300	3,463,110
Endo International PLC (a)	320,900	5,073,429
Innoviva, Inc.	83,400	940,752
Intra-Cellular Therapies, Inc. (a)	9,605	371,714
Jazz Pharmaceuticals PLC (a)	6,700	1,015,452
Teva Pharmaceutical Industries Ltd. sponsored ADR	99,100	5,140,317
		18,627,556

TOTAL HEALTH CARE		103,017,587

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	13,100	1,491,173
Air Freight & Logistics - 0.3%
FedEx Corp.	5,700	940,329
United Parcel Service, Inc. Class B	5,700	587,613
		1,527,942
Airlines - 2.4%
Delta Air Lines, Inc.	51,800	2,251,228
JetBlue Airways Corp. (a)	131,900	2,364,967
Southwest Airlines Co.	169,900	7,217,352
Spirit Airlines, Inc. (a)	63,200	2,747,304
Wizz Air Holdings PLC (a)	859	24,074
		14,604,925
Electrical Equipment - 0.6%
SolarCity Corp. (a)(b)	106,923	2,394,006
Sunrun, Inc. (a)(b)	207,700	1,316,818
		3,710,824
Industrial Conglomerates - 0.9%
3M Co.	10,800	1,817,856
Danaher Corp.	39,700	3,904,892
		5,722,748
Professional Services - 1.0%
TransUnion Holding Co., Inc.	50,200	1,661,620
TriNet Group, Inc. (a)	171,000	3,445,650
Verisk Analytics, Inc. (a)	8,500	674,815
		5,782,085
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	9,500	570,665
J.B. Hunt Transport Services, Inc.	17,800	1,472,416
		2,043,081
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	97,000	3,424,100

TOTAL INDUSTRIALS		38,306,878

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 0.2%
Infinera Corp. (a)	81,200	1,064,532
Electronic Equipment & Components - 0.1%
CDW Corp.	7,200	306,432
Internet Software & Services - 11.9%
Alphabet, Inc.:
Class A	21,900	16,399,815
Class C	24,300	17,877,996
Endurance International Group Holdings, Inc. (a)(b)	802,994	7,564,203
Facebook, Inc. Class A (a)	125,200	14,875,012
GoDaddy, Inc. (a)	304,500	9,905,385
Rackspace Hosting, Inc. (a)	63,200	1,580,000
Wix.com Ltd. (a)	131,669	3,641,965
		71,844,376
IT Services - 11.3%
Accenture PLC Class A	3,800	452,086
Alliance Data Systems Corp. (a)	53,100	11,798,289
Booz Allen Hamilton Holding Corp. Class A	70,000	2,048,900
Capgemini SA	9,900	944,006
Cognizant Technology Solutions Corp. Class A (a)	155,000	9,523,200
EPAM Systems, Inc. (a)	100,000	7,651,000
Fidelity National Information Services, Inc.	14,500	1,076,915
First Data Corp. Class A (a)	24,600	308,238
Gartner, Inc. Class A (a)	13,900	1,412,518
Global Payments, Inc.	21,100	1,639,259
Luxoft Holding, Inc. (a)	31,400	2,039,116
MasterCard, Inc. Class A	79,500	7,624,050
PayPal Holdings, Inc. (a)	15,500	585,745
Sabre Corp.	213,100	6,003,027
Travelport Worldwide Ltd.	212,600	2,814,824
Visa, Inc. Class A	153,000	12,077,820
		67,998,993
Semiconductors & Semiconductor Equipment - 2.5%
Micron Technology, Inc. (a)	87,900	1,118,088
NVIDIA Corp.	69,500	3,247,040
NXP Semiconductors NV (a)	66,200	6,255,238
SolarEdge Technologies, Inc. (a)(b)	214,580	4,688,573
		15,308,939
Software - 5.1%
Activision Blizzard, Inc.	5,000	196,300
Adobe Systems, Inc. (a)	20,800	2,068,976
Autodesk, Inc. (a)	15,500	903,185
Electronic Arts, Inc. (a)	31,100	2,386,925
Microsoft Corp.	167,800	8,893,400
NetSuite, Inc. (a)(b)	13,400	1,062,754
Red Hat, Inc. (a)	7,700	596,442
Salesforce.com, Inc. (a)	148,348	12,418,211
Tyler Technologies, Inc. (a)	8,800	1,348,952
Workday, Inc. Class A (a)	13,200	1,001,088
		30,876,233
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	323,400	32,294,722
Nimble Storage, Inc. (a)	199,700	1,783,321
		34,078,043

TOTAL INFORMATION TECHNOLOGY		221,477,548

MATERIALS - 3.2%
Chemicals - 2.6%
E.I. du Pont de Nemours & Co.	21,800	1,425,938
Eastman Chemical Co.	12,300	902,328
LyondellBasell Industries NV Class A	90,800	7,387,488
PPG Industries, Inc.	39,800	4,285,664
The Chemours Co. LLC	4,260	37,105
The Dow Chemical Co.	31,500	1,617,840
W.R. Grace & Co.	4,000	310,560
		15,966,923
Containers & Packaging - 0.6%
Sealed Air Corp.	73,800	3,427,272

TOTAL MATERIALS		19,394,195

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	70,900	7,047,460
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	175,100	7,487,276

TOTAL TELECOMMUNICATION SERVICES		14,534,736

TOTAL COMMON STOCKS
(Cost $496,512,714)		579,156,659

Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	56,277	812,077
Tobacco - 0.1%
PAX Labs, Inc. Series C (c)	273,248	726,840

TOTAL CONSUMER STAPLES		1,538,917

FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(c)	282,324	1,112,357
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	55,696	2,716,418
Software - 0.0%
Cloudera, Inc. Series F (a)(c)	10,396	263,227

TOTAL INFORMATION TECHNOLOGY		2,979,645

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,260,964)		5,630,919

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.40% (d)	15,779,260	15,779,260
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	12,294,270	12,294,270
TOTAL MONEY MARKET FUNDS
(Cost $28,073,530)		28,073,530
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $527,847,208)		612,861,108
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(8,724,034)
NET ASSETS - 100%		$604,137,074

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,630,919 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$749,998
Cloudera, Inc. Series F	2/5/14	$151,366
PAX Labs, Inc. Series C	5/22/15	$1,052,005
Redfin Corp. Series G	12/16/14	$931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,840
Fidelity Securities Lending Cash Central Fund	839,248
Total	$864,088

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$105,921,542	$105,921,542	$--	$--
Consumer Staples	47,136,850	44,679,365	918,568	1,538,917
Energy	6,028,143	6,028,143	--	--
Financials	25,990,454	24,878,097	--	1,112,357
Health Care	103,017,587	103,017,587	--	--
Industrials	38,306,878	38,306,878	--	--
Information Technology	224,457,193	221,477,548	--	2,979,645
Materials	19,394,195	19,394,195	--	--
Telecommunication Services	14,534,736	14,534,736	--	--
Money Market Funds	28,073,530	28,073,530	--	--
Total Investments in Securities:	$612,861,108	$606,311,621	$918,568	$5,630,919

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,993,503) — See accompanying schedule: Unaffiliated issuers (cost $499,773,678)	$584,787,578
Fidelity Central Funds (cost $28,073,530)	28,073,530
Total Investments (cost $527,847,208)		$612,861,108
Receivable for investments sold		7,116,948
Receivable for fund shares sold		14,998
Dividends receivable		385,929
Distributions receivable from Fidelity Central Funds		117,446
Prepaid expenses		287
Other receivables		2,659
Total assets		620,499,375
Liabilities
Payable for investments purchased	$2,628,103
Payable for fund shares redeemed	1,104,475
Accrued management fee	196,225
Other affiliated payables	105,759
Other payables and accrued expenses	33,469
Collateral on securities loaned, at value	12,294,270
Total liabilities		16,362,301
Net Assets		$604,137,074
Net Assets consist of:
Paid in capital		$517,690,687
Undistributed net investment income		1,248,361
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		184,184
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,013,842
Net Assets, for 57,528,201 shares outstanding		$604,137,074
Net Asset Value, offering price and redemption price per share ($604,137,074 ÷ 57,528,201 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$2,466,071
Income from Fidelity Central Funds (including $839,248 from security lending)		864,088
Total income		3,330,159
Expenses
Management fee
Basic fee	$1,602,658
Performance adjustment	(385,092)
Transfer agent fees	519,495
Accounting and security lending fees	111,730
Custodian fees and expenses	19,031
Independent trustees' fees and expenses	1,304
Audit	39,970
Legal	346
Interest	221
Miscellaneous	3,293
Total expenses before reductions	1,912,956
Expense reductions	(9,547)	1,903,409
Net investment income (loss)		1,426,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,409,198
Foreign currency transactions	(2,203)
Total net realized gain (loss)		4,406,995
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,707,230)
Assets and liabilities in foreign currencies	(51)
Total change in net unrealized appreciation (depreciation)		(24,707,281)
Net gain (loss)		(20,300,286)
Net increase (decrease) in net assets resulting from operations		$(18,873,536)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,426,750	$3,766,873
Net realized gain (loss)	4,406,995	61,593,311
Change in net unrealized appreciation (depreciation)	(24,707,281)	(21,665,232)
Net increase (decrease) in net assets resulting from operations	(18,873,536)	43,694,952
Distributions to shareholders from net investment income	(3,620,189)	(1,322,749)
Distributions to shareholders from net realized gain	(65,761,689)	(16,291,441)
Total distributions	(69,381,878)	(17,614,190)
Share transactions
Proceeds from sales of shares	42,377,672	49,421,613
Reinvestment of distributions	69,381,877	17,614,189
Cost of shares redeemed	(52,475,868)	(434,471,004)
Net increase (decrease) in net assets resulting from share transactions	59,283,681	(367,435,202)
Total increase (decrease) in net assets	(28,971,733)	(341,354,440)
Net Assets
Beginning of period	633,108,807	974,463,247
End of period (including undistributed net investment income of $1,248,361 and undistributed net investment income of $3,441,800, respectively)	$604,137,074	$633,108,807
Other Information
Shares
Sold	4,215,135	4,216,771
Issued in reinvestment of distributions	6,584,295	1,574,182
Redeemed	(5,047,948)	(36,674,390)
Net increase (decrease)	5,751,482	(30,883,437)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.79	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05C	.02	–D
Net realized and unrealized gain (loss)	(.41)	.60	1.56	.23
Total from investment operations	(.39)	.65	1.58	.23
Distributions from net investment income	(.07)	(.02)	–D	–
Distributions from net realized gain	(1.27)	(.20)	(.02)	–
Total distributions	(1.34)	(.21)E	(.02)	–
Net asset value, end of period	$10.50	$12.23	$11.79	$10.23
Total ReturnF,G	(3.20)%	5.71%	15.51%	2.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.74%	.77%	.85%J
Expenses net of fee waivers, if any	.65%J	.74%	.77%	.85%J
Expenses net of all reductions	.65%J	.74%	.77%	.85%J
Net investment income (loss)	.49%J	.44%C	.16%	.38%J
Supplemental Data
Net assets, end of period (000 omitted)	$604,137	$633,109	$974,463	$852,281
Portfolio turnover rateK	71%J	50%	16%	65%L

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.197 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$111,614,571
Gross unrealized depreciation	(31,430,644)
Net unrealized appreciation (depreciation) on securities	$80,183,927
Tax cost	$532,677,181

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $205,080,226 and $228,876,906, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,500 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,992,000.36%		$221

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $839,248. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,317 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,230.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.65%	$1,000.00	$968.00	$3.20
Hypothetical-C		$1,000.00	$1,021.75	$3.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AXS3-SANN-0716
1.967933.102

Fidelity Advisor® Small Cap Fund Class A, Class T, Class B, Class C, Class I and Class Z Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
CDW Corp.	2.6	2.4
Primerica, Inc.	2.5	2.2
Syntel, Inc.	2.3	2.2
Standex International Corp.	1.9	1.6
SYNNEX Corp.	1.8	1.7
Zensar Technologies Ltd.	1.8	1.9
PolyOne Corp.	1.8	1.5
Stamps.com, Inc.	1.8	1.1
MEDNAX, Inc.	1.8	0.7
The Ensign Group, Inc.	1.8	1.9
	20.1

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	21.3
Information Technology	19.3	22.4
Health Care	17.0	13.1
Industrials	14.3	15.6
Consumer Discretionary	12.1	8.9

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks and Equity Futures	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 21.5%

As of November 30, 2015*
Stocks, Investment Companies and Equity Futures	98.6%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 15.4%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.9%
Gentex Corp.	1,500,000	$24,870
Diversified Consumer Services - 2.1%
Grand Canyon Education, Inc. (a)	500,000	20,880
Meiko Network Japan Co. Ltd. (b)	1,577,900	18,232
Tsukada Global Holdings, Inc. (b)	2,800,000	18,577
		57,689
Household Durables - 1.5%
Tupperware Brands Corp.	740,000	41,869
Internet & Catalog Retail - 1.4%
Duluth Holdings, Inc. (c)	480,000	12,720
HSN, Inc.	500,000	26,185
		38,905
Specialty Retail - 5.3%
Aarons, Inc. Class A	753,400	18,910
Hibbett Sports, Inc. (a)(c)	770,000	26,596
Sally Beauty Holdings, Inc. (a)	960,000	27,571
Select Comfort Corp. (a)	1,400,000	31,388
The Buckle, Inc. (c)	724,200	17,909
Williams-Sonoma, Inc.	400,000	21,216
		143,590
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd. (a)	700,000	24,017

TOTAL CONSUMER DISCRETIONARY		330,940

CONSUMER STAPLES - 2.4%
Beverages - 0.4%
Britvic PLC	1,000,000	9,784
Food & Staples Retailing - 2.0%
Sundrug Co. Ltd.	310,000	25,482
Tsuruha Holdings, Inc.	290,000	30,034
		55,516

TOTAL CONSUMER STAPLES		65,300

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Cathedral Energy Services Ltd.	253,000	61
Oil, Gas & Consumable Fuels - 1.7%
Delek Logistics Partners LP	469,308	12,385
World Fuel Services Corp.	740,000	34,018
		46,403

TOTAL ENERGY		46,464

FINANCIALS - 22.8%
Banks - 5.1%
Allegiance Bancshares, Inc. (a)	361,013	8,621
Bank of the Ozarks, Inc.	560,000	21,790
ConnectOne Bancorp, Inc. (b)	1,588,147	25,156
East West Bancorp, Inc.	450,000	17,370
First NBC Bank Holding Co. (a)	2,532	47
German American Bancorp, Inc.	525,580	16,918
Investors Bancorp, Inc.	2,206,900	26,417
Wilshire Bancorp, Inc.	1,890,000	21,603
		137,922
Consumer Finance - 0.9%
PRA Group, Inc. (a)	281,070	7,732
SLM Corp. (a)	2,535,800	17,421
		25,153
Diversified Financial Services - 0.5%
Scandinavian Tobacco Group A/S	864,218	14,144
Insurance - 7.2%
Allied World Assurance Co. Holdings AG	260,000	9,641
CNO Financial Group, Inc.	1,550,000	31,450
Enstar Group Ltd. (a)	135,000	21,042
Hanover Insurance Group, Inc.	160,000	13,869
James River Group Holdings Ltd.	552,152	19,519
National Western Life Group, Inc.	4,100	875
Primerica, Inc.	1,212,000	68,005
Reinsurance Group of America, Inc.	330,000	32,716
		197,117
Real Estate Investment Trusts - 2.4%
National Health Investors, Inc.	335,000	23,393
Tanger Factory Outlet Centers, Inc.	650,000	22,893
VEREIT, Inc.	2,080,000	19,947
		66,233
Real Estate Management & Development - 5.2%
CBRE Group, Inc. (a)	1,000,000	29,850
Daito Trust Construction Co. Ltd.	130,000	18,836
Jones Lang LaSalle, Inc.	250,000	29,465
Open House Co. Ltd.	500,000	13,255
Relo Holdings Corp.	140,000	19,065
Savills PLC	915,000	10,304
Sumitomo Real Estate Sales Co. Ltd.	619,200	12,056
Takara Leben Co. Ltd.	1,300,000	8,950
		141,781
Thrifts & Mortgage Finance - 1.5%
BofI Holding, Inc. (a)(c)	417,321	7,833
Meridian Bancorp, Inc.	1,030,000	15,450
Oritani Financial Corp.	991,600	16,609
		39,892

TOTAL FINANCIALS		622,242

HEALTH CARE - 17.0%
Biotechnology - 1.5%
United Therapeutics Corp. (a)	350,000	41,675
Health Care Equipment & Supplies - 1.4%
Ansell Ltd. (a)	744,707	10,286
Fukuda Denshi Co. Ltd.	130,000	6,644
LivaNova PLC (a)	430,000	20,988
		37,918
Health Care Providers & Services - 8.7%
Aceto Corp.	1,200,000	26,772
HealthSouth Corp.	1,100,000	44,352
MEDNAX, Inc. (a)	700,000	47,915
Patterson Companies, Inc.	450,000	21,965
Providence Service Corp. (a)	600,000	28,536
Ryman Healthcare Group Ltd.	900,000	5,846
Ship Healthcare Holdings, Inc.	310,000	8,796
Sigma Pharmaceuticals Ltd.	6,200,000	5,512
The Ensign Group, Inc.	2,400,000	47,640
		237,334
Life Sciences Tools & Services - 2.8%
Gerresheimer AG	130,000	10,348
PAREXEL International Corp. (a)	370,000	23,269
VWR Corp. (a)	1,500,000	43,290
		76,907
Pharmaceuticals - 2.6%
Jazz Pharmaceuticals PLC (a)	180,000	27,281
Kaken Pharmaceutical Co. Ltd.	230,000	12,968
Sawai Pharmaceutical Co. Ltd.	300,000	21,278
Towa Pharmaceutical Co. Ltd.	147,900	7,928
		69,455

TOTAL HEALTH CARE		463,289

INDUSTRIALS - 14.3%
Aerospace & Defense - 2.1%
Engility Holdings, Inc. (a)	521,596	12,273
Moog, Inc. Class A (a)	480,325	25,904
Teledyne Technologies, Inc. (a)	200,000	19,626
		57,803
Air Freight & Logistics - 0.1%
Hub Group, Inc. Class A (a)	58,522	2,342
Commercial Services & Supplies - 5.0%
Coor Service Management Holding AB	1,535,502	7,382
Deluxe Corp.	500,000	32,565
Mitie Group PLC	5,600,000	22,848
UniFirst Corp.	250,000	28,918
West Corp.	2,150,000	45,365
		137,078
Electrical Equipment - 1.4%
EnerSys	620,000	37,274
Machinery - 3.1%
Federal Signal Corp.	1,360,269	17,697
Hy-Lok Corp. (b)	700,000	15,023
Standex International Corp.	600,000	52,002
		84,722
Marine - 0.4%
SITC International Holdings Co. Ltd.	19,000,000	10,905
Professional Services - 2.2%
Benefit One, Inc.	1,100,000	29,561
CEB, Inc.	477,662	30,456
		60,017

TOTAL INDUSTRIALS		390,141

INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment & Components - 6.6%
CDW Corp.	1,700,000	72,352
Insight Enterprises, Inc. (a)	1,400,000	37,996
SYNNEX Corp.	545,762	49,719
Zebra Technologies Corp. Class A (a)	400,000	21,244
		181,311
Internet Software & Services - 1.8%
Stamps.com, Inc. (a)	530,000	48,225
IT Services - 8.0%
Blackhawk Network Holdings, Inc. (a)	1,097,900	37,790
Cardtronics, Inc. (a)	350,000	13,752
EVERTEC, Inc.	1,365,000	20,898
Global Payments, Inc.	360,000	27,968
MoneyGram International, Inc. (a)	54,330	353
Perficient, Inc. (a)	600,000	12,570
Syntel, Inc. (a)	1,350,000	62,208
WEX, Inc. (a)	470,000	43,362
		218,901
Software - 2.9%
NIIT Technologies Ltd. (b)	3,800,000	27,440
Verint Systems, Inc. (a)	38,400	1,267
Zensar Technologies Ltd. (b)	3,500,000	49,387
		78,094

TOTAL INFORMATION TECHNOLOGY		526,531

MATERIALS - 3.3%
Chemicals - 2.4%
Ingevity Corp. (a)	500,000	14,570
Innospec, Inc.	50,000	2,428
PolyOne Corp.	1,300,000	48,711
		65,709
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	50,000	2,557
Paper & Forest Products - 0.8%
Neenah Paper, Inc.	332,516	23,073

TOTAL MATERIALS		91,339

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
APT Satellite Holdings Ltd.	3,900,000	2,946
Asia Satellite Telecommunications Holdings Ltd.	800,000	1,122
		4,068
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (Israel) (a)	200,000	1,664
Partner Communications Co. Ltd. (a)	293,070	1,566
		3,230

TOTAL TELECOMMUNICATION SERVICES		7,298

UTILITIES - 0.7%
Gas Utilities - 0.6%
Amerigas Partners LP	240,000	11,011
Star Gas Partners LP	600,000	5,154
		16,165
Multi-Utilities - 0.1%
Telecom Plus PLC (c)	150,000	2,242

TOTAL UTILITIES		18,407

TOTAL COMMON STOCKS
(Cost $2,061,243)		2,561,951
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.25% 7/28/16 to 8/11/16 (d)
(Cost $9,666)	9,670	9,665
	Shares	Value (000s)

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.40% (e)	130,822,460	$130,822
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	23,098,631	23,099
TOTAL MONEY MARKET FUNDS
(Cost $153,921)		153,921
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,224,830)		2,725,537
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,600
NET ASSETS - 100%		$2,728,137

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,165 ICE Russell 2000 Index Contracts (United States)	June 2016	$134,371	$3,496

The face value of futures purchased as a percentage of Net Assets is 4.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $187,171,000.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,628,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$367
Fidelity Securities Lending Cash Central Fund	225
Total	$592

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$1,461	$--	$794	$--	$--
ConnectOne Bancorp, Inc.	30,241	728	136	236	25,156
First NBC Bank Holding Co.	43,456	75	21,638	--	--
Hy-Lok Corp.	15,207	--	--	200	15,023
Meiko Network Japan Co. Ltd.	17,932	--	--	239	18,232
NIIT Technologies Ltd.	32,572	--	--	--	27,440
Sword Group	14,676	--	15,281	454	--
Tsukada Global Holdings, Inc.	18,583	--	--	105	18,577
Zensar Technologies Ltd.	57,126	--	--	625	49,387
Total	$231,254	$803	$37,849	$1,859	$153,815

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$330,940	$294,131	$36,809	$--
Consumer Staples	65,300	9,784	55,516	--
Energy	46,464	46,464	--	--
Financials	622,242	550,080	72,162	--
Health Care	463,289	405,675	57,614	--
Industrials	390,141	360,580	29,561	--
Information Technology	526,531	526,531	--	--
Materials	91,339	91,339	--	--
Telecommunication Services	7,298	7,298	--	--
Utilities	18,407	18,407	--	--
U.S. Government and Government Agency Obligations	9,665	--	9,665	--
Money Market Funds	153,921	153,921	--	--
Total Investments in Securities:	$2,725,537	$2,464,210	$261,327	$--
Derivative Instruments:
Assets
Futures Contracts	$3,496	$3,496	$--	$--
Total Assets	$3,496	$3,496	$--	$--
Total Derivative Instruments:	$3,496	$3,496	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$160,969
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,496	$0
Total Equity Risk	3,496	0
Total Value of Derivatives	$3,496	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.5%
Japan	9.2%
India	2.8%
United Kingdom	2.5%
Bermuda	1.7%
Ireland	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,662) — See accompanying schedule: Unaffiliated issuers (cost $1,974,092)	$2,417,801
Fidelity Central Funds (cost $153,921)	153,921
Other affiliated issuers (cost $96,817)	153,815
Total Investments (cost $2,224,830)		$2,725,537
Foreign currency held at value (cost $975)		975
Receivable for investments sold		52,948
Receivable for fund shares sold		1,750
Dividends receivable		2,268
Distributions receivable from Fidelity Central Funds		74
Receivable for daily variation margin for derivative instruments		384
Prepaid expenses		1
Other receivables		22
Total assets		2,783,959
Liabilities
Payable to custodian bank	$2,209
Payable for investments purchased	21,365
Payable for fund shares redeemed	5,933
Accrued management fee	1,864
Distribution and service plan fees payable	763
Other affiliated payables	541
Other payables and accrued expenses	48
Collateral on securities loaned, at value	23,099
Total liabilities		55,822
Net Assets		$2,728,137
Net Assets consist of:
Paid in capital		$2,316,668
Accumulated net investment loss		(4,769)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,971)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		504,209
Net Assets		$2,728,137
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($948,961 ÷ 39,424 shares)		$24.07
Maximum offering price per share (100/94.25 of $24.07)		$25.54
Class T:
Net Asset Value and redemption price per share ($785,547 ÷ 34,845 shares)		$22.54
Maximum offering price per share (100/96.50 of $22.54)		$23.36
Class B:
Net Asset Value and offering price per share ($12,970 ÷ 693 shares)(a)		$18.72
Class C:
Net Asset Value and offering price per share ($283,796 ÷ 14,859 shares)(a)		$19.10
Class I:
Net Asset Value, offering price and redemption price per share ($655,376 ÷ 25,164 shares)		$26.04
Class Z:
Net Asset Value, offering price and redemption price per share ($41,487 ÷ 1,595 shares)		$26.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends (including $1,859 earned from other affiliated issuers)		$18,116
Interest		12
Income from Fidelity Central Funds		592
Total income		18,720
Expenses
Management fee
Basic fee	$9,376
Performance adjustment	2,629
Transfer agent fees	2,833
Distribution and service plan fees	4,630
Accounting and security lending fees	404
Custodian fees and expenses	69
Independent trustees' fees and expenses	6
Registration fees	76
Audit	38
Legal	2
Miscellaneous	12
Total expenses before reductions	20,075
Expense reductions	(84)	19,991
Net investment income (loss)		(1,271)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,321)
Other affiliated issuers	(46,627)
Foreign currency transactions	(54)
Futures contracts	(12,541)
Total net realized gain (loss)		(81,543)
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,668)
Assets and liabilities in foreign currencies	60
Futures contracts	(3,319)
Total change in net unrealized appreciation (depreciation)		(55,927)
Net gain (loss)		(137,470)
Net increase (decrease) in net assets resulting from operations		$(138,741)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,271)	$(784)
Net realized gain (loss)	(81,543)	272,853
Change in net unrealized appreciation (depreciation)	(55,927)	(152,796)
Net increase (decrease) in net assets resulting from operations	(138,741)	119,273
Distributions to shareholders from net investment income	–	(1,701)
Distributions to shareholders from net realized gain	(249,036)	(353,938)
Total distributions	(249,036)	(355,639)
Share transactions - net increase (decrease)	97,170	204,314
Total increase (decrease) in net assets	(290,607)	(32,052)
Net Assets
Beginning of period	3,018,744	3,050,796
End of period (including accumulated net investment loss of $4,769 and accumulated net investment loss of $3,498, respectively)	$2,728,137	$3,018,744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
May 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.56	$29.85	$30.96	$22.45	$23.60	$24.35
Income from Investment Operations
Net investment income (loss)A	–B	.02C	.04	.12D	(.03)	(.09)E
Net realized and unrealized gain (loss)	(1.28)	1.10	2.36	8.45	.79	.67
Total from investment operations	(1.28)	1.12	2.40	8.57	.76	.58
Distributions from net investment income	–	–	(.01)	(.05)	–	–
Distributions from net realized gain	(2.21)	(3.41)	(3.50)	(.01)	(1.91)	(1.33)
Total distributions	(2.21)	(3.41)	(3.51)	(.06)	(1.91)	(1.33)
Net asset value, end of period	$24.07	$27.56	$29.85	$30.96	$22.45	$23.60
Total ReturnF,G,H	(4.45)%	4.17%	9.06%	38.30%	3.87%	2.17%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.41%K	1.26%	.98%	1.01%	1.06%	1.31%
Expenses net of fee waivers, if any	1.41%K	1.26%	.98%	1.01%	1.06%	1.31%
Expenses net of all reductions	1.41%K	1.25%	.97%	1.00%	1.06%	1.31%
Net investment income (loss)	(.01)%K	.07%C	.14%	.46%D	(.13)%	(.35)%E
Supplemental Data
Net assets, end of period (in millions)	$949	$1,047	$1,097	$1,263	$1,212	$1,461
Portfolio turnover rateL	74%K	33%	39%	34%	69%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50) %.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.99	$28.40	$29.69	$21.52	$22.75	$23.57
Income from Investment Operations
Net investment income (loss)A	(.03)	(.04)B	(.02)	.06C	(.07)	(.13)D
Net realized and unrealized gain (loss)	(1.21)	1.04	2.23	8.13	.75	.64
Total from investment operations	(1.24)	1.00	2.21	8.19	.68	.51
Distributions from net investment income	–	–	–	(.01)	–	–
Distributions from net realized gain	(2.21)	(3.41)	(3.50)	(.01)	(1.91)	(1.33)
Total distributions	(2.21)	(3.41)	(3.50)	(.02)	(1.91)	(1.33)
Net asset value, end of period	$22.54	$25.99	$28.40	$29.69	$21.52	$22.75
Total ReturnE,F,G	(4.57)%	3.93%	8.79%	38.11%	3.64%	1.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.64%J	1.49%	1.20%	1.22%	1.26%	1.51%
Expenses net of fee waivers, if any	1.64%J	1.49%	1.20%	1.22%	1.26%	1.51%
Expenses net of all reductions	1.63%J	1.49%	1.20%	1.21%	1.25%	1.51%
Net investment income (loss)	(.24)%J	(.16)%B	(.08)%	.25%C	(.33)%	(.55)%D
Supplemental Data
Net assets, end of period (in millions)	$786	$888	$958	$1,113	$1,054	$1,244
Portfolio turnover rateK	74%J	33%	39%	34%	69%	38%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.05	$24.73	$26.45	$19.27	$20.69	$21.66
Income from Investment Operations
Net investment income (loss)A	(.08)	(.17)B	(.16)	(.08)C	(.18)	(.25)D
Net realized and unrealized gain (loss)	(1.04)	.90	1.94	7.26	.67	.61
Total from investment operations	(1.12)	.73	1.78	7.18	.49	.36
Distributions from net realized gain	(2.21)	(3.41)	(3.50)	–	(1.91)	(1.33)
Net asset value, end of period	$18.72	$22.05	$24.73	$26.45	$19.27	$20.69
Total ReturnE,F,G	(4.87)%	3.35%	8.16%	37.26%	3.03%	1.39%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.24%J	2.07%	1.80%	1.81%	1.85%	2.10%
Expenses net of fee waivers, if any	2.24%J	2.06%	1.80%	1.81%	1.85%	2.10%
Expenses net of all reductions	2.23%J	2.06%	1.79%	1.80%	1.84%	2.10%
Net investment income (loss)	(.84)%J	(.74)%B	(.68)%	(.34)%C	(.92)%	(1.14)%D
Supplemental Data
Net assets, end of period (in millions)	$13	$21	$31	$40	$40	$55
Portfolio turnover rateK	74%J	33%	39%	34%	69%	38%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$25.10	$26.77	$19.50	$20.90	$21.87
Income from Investment Operations
Net investment income (loss)A	(.07)	(.16)B	(.15)	(.07)C	(.17)	(.24)D
Net realized and unrealized gain (loss)	(1.06)	.91	1.98	7.34	.68	.60
Total from investment operations	(1.13)	.75	1.83	7.27	.51	.36
Distributions from net realized gain	(2.21)	(3.41)	(3.50)	–	(1.91)	(1.33)
Net asset value, end of period	$19.10	$22.44	$25.10	$26.77	$19.50	$20.90
Total ReturnE,F,G	(4.83)%	3.38%	8.26%	37.28%	3.10%	1.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.17%J	2.02%	1.73%	1.76%	1.81%	2.06%
Expenses net of fee waivers, if any	2.17%J	2.02%	1.73%	1.76%	1.81%	2.06%
Expenses net of all reductions	2.17%J	2.01%	1.73%	1.75%	1.80%	2.05%
Net investment income (loss)	(.77)%J	(.69)%B	(.62)%	(.29)%C	(.88)%	(1.10)%D
Supplemental Data
Net assets, end of period (in millions)	$284	$318	$317	$334	$284	$328
Portfolio turnover rateK	74%J	33%	39%	34%	69%	38%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.59	$31.80	$32.73	$23.73	$24.77	$25.42
Income from Investment Operations
Net investment income (loss)A	.03	.10B	.13	.21C	.04	(.01)D
Net realized and unrealized gain (loss)	(1.37)	1.18	2.50	8.94	.83	.69
Total from investment operations	(1.34)	1.28	2.63	9.15	.87	.68
Distributions from net investment income	–	(.08)	(.06)	(.13)	–	–
Distributions from net realized gain	(2.21)	(3.41)	(3.50)	(.01)	(1.91)	(1.33)
Total distributions	(2.21)	(3.49)	(3.56)	(.15)E	(1.91)	(1.33)
Net asset value, end of period	$26.04	$29.59	$31.80	$32.73	$23.73	$24.77
Total ReturnF,G	(4.34)%	4.46%	9.33%	38.79%	4.15%	2.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	.99%	.70%	.71%	.75%	1.01%
Expenses net of fee waivers, if any	1.14%J	.99%	.70%	.71%	.75%	1.01%
Expenses net of all reductions	1.13%J	.99%	.70%	.70%	.74%	1.00%
Net investment income (loss)	.26%J	.34%B	.41%	.76%C	.18%	(.05)%D
Supplemental Data
Net assets, end of period (in millions)	$655	$704	$627	$718	$1,141	$1,314
Portfolio turnover rateK	74%J	33%	39%	34%	69%	38%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Small Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$29.53	$31.76	$32.74	$29.79
Income from Investment Operations
Net investment income (loss)B	.05	.14C	.17	.02D
Net realized and unrealized gain (loss)	(1.36)	1.17	2.51	2.93
Total from investment operations	(1.31)	1.31	2.68	2.95
Distributions from net investment income	–	(.14)	(.16)	–
Distributions from net realized gain	(2.21)	(3.41)	(3.50)	–
Total distributions	(2.21)	(3.54)E	(3.66)	–
Net asset value, end of period	$26.01	$29.53	$31.76	$32.74
Total ReturnF,G	(4.24)%	4.59%	9.52%	9.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	.84%	.55%	.56%J
Expenses net of fee waivers, if any	.99%J	.84%	.55%	.56%J
Expenses net of all reductions	.98%J	.84%	.54%	.55%J
Net investment income (loss)	.41%J	.48%C	.57%	.26%D,J
Supplemental Data
Net assets, end of period (in millions)	$41	$41	$20	$5
Portfolio turnover rateK	74%J	33%	39%	34%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 E Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$596,289
Gross unrealized depreciation	(95,752)
Net unrealized appreciation (depreciation) on securities	$500,537
Tax cost	$2,225,000

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(12,541) and a change in net unrealized appreciation (depreciation) of $(3,319) related to its investment in futures contracts. These amounts included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $929,580 and $981,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,170	$–
Class T	.25%	.25%	1,959	–
Class B	.75%	.25%	81	61
Class C	.75%	.25%	1,420	85
			$4,630	$146

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$69
Class T	13
Class B(a)	1
Class C(a)	6
$89

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,059.23
Class T	780.20
Class B	24.30
Class C	332.23
Class I	629.20
Class Z	9.05
	$2,833

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $225, including $9 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$–	$–(a)
Class I	–	1,619
Class Z	–	82
Total	$–	$1,701
From net realized gain
Class A	$84,569	$123,666
Class T	76,028	113,567
Class B	2,089	4,225
Class C	31,633	42,961
Class I	51,636	67,403
Class Z	3,081	2,116
Total	$249,036	$353,938

 (a) In the amount of less than five hundred dollars.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	3,423	7,266	$79,781	$201,961
Reinvestment of distributions	3,443	4,474	81,777	119,319
Shares redeemed	(5,415)	(10,527)	(126,107)	(292,656)
Net increase (decrease)	1,451	1,213	$35,451	$28,624
Class T
Shares sold	2,719	6,096	$59,505	$160,232
Reinvestment of distributions	3,332	4,384	74,245	110,516
Shares redeemed	(5,384)	(10,046)	(117,423)	(263,505)
Net increase (decrease)	667	434	$16,327	$7,243
Class B
Shares sold	5	21	$86	$461
Reinvestment of distributions	108	189	2,016	4,069
Shares redeemed	(376)	(510)	(6,859)	(11,385)
Net increase (decrease)	(263)	(300)	$(4,757)	$(6,855)
Class C
Shares sold	1,027	1,967	$19,059	$44,618
Reinvestment of distributions	1,552	1,812	29,420	39,668
Shares redeemed	(1,888)	(2,262)	(35,179)	(51,403)
Net increase (decrease)	691	1,517	$13,300	$32,883
Class I
Shares sold	5,363	8,618	$133,785	$256,826
Reinvestment of distributions	1,747	2,131	44,806	60,822
Shares redeemed	(5,726)	(6,687)	(146,715)	(197,913)
Net increase (decrease)	1,384	4,062	$31,876	$119,735
Class Z
Shares sold	248	1,152	$6,026	$33,575
Reinvestment of distributions	120	77	3,081	2,198
Shares redeemed	(164)	(454)	(4,134)	(13,089)
Net increase (decrease)	204	775	$4,973	$22,684

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	1.41%
Actual		$1,000.00	$955.50	$6.89
Hypothetical-C		$1,000.00	$1,017.95	$7.11
Class T	1.64%
Actual		$1,000.00	$954.30	$8.01
Hypothetical-C		$1,000.00	$1,016.80	$8.27
Class B	2.24%
Actual		$1,000.00	$951.30	$10.93
Hypothetical-C		$1,000.00	$1,013.80	$11.28
Class C	2.17%
Actual		$1,000.00	$951.70	$10.59
Hypothetical-C		$1,000.00	$1,014.15	$10.93
Class I	1.14%
Actual		$1,000.00	$956.60	$5.58
Hypothetical-C		$1,000.00	$1,019.30	$5.76
Class Z	.99%
Actual		$1,000.00	$957.60	$4.85
Hypothetical-C		$1,000.00	$1,020.05	$5.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCF-SANN-0716
1.721218.117

Fidelity Advisor® Dividend Growth Fund Class A, Class T, Class B, Class C, Class I and Class Z Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	4.8
Microsoft Corp.	3.1	3.1
Johnson & Johnson	3.0	3.0
Exxon Mobil Corp.	2.8	2.4
General Electric Co.	2.5	3.0
JPMorgan Chase & Co.	2.5	2.8
Chevron Corp.	2.4	2.1
Wells Fargo & Co.	2.4	2.5
Medtronic PLC	2.3	1.9
Alphabet, Inc. Class C	2.0	2.2
	27.1

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	24.1
Financials	16.5	16.4
Consumer Staples	13.9	13.2
Health Care	11.6	12.9
Industrials	11.3	9.8

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	96.2%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 14.8%

As of November 30, 2015*
Stocks	95.3%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 14.2%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Diversified Consumer Services - 0.6%
H&R Block, Inc.	211,306	$4,513
ServiceMaster Global Holdings, Inc. (a)	27,500	1,052
		5,565
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp.	94,700	4,379
McDonald's Corp.	71,600	8,739
Wyndham Worldwide Corp.	131,052	8,832
		21,950
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	20,300	1,019
Media - 1.7%
Altice NV Class A (a)	141,687	2,442
Comcast Corp. Class A	219,825	13,915
		16,357
Multiline Retail - 1.5%
Dillard's, Inc. Class A	33,100	1,957
Target Corp.	182,600	12,559
		14,516
Specialty Retail - 2.3%
AutoZone, Inc. (a)	10,300	7,851
Foot Locker, Inc.	176,391	9,864
Kingfisher PLC	4,010	21
L Brands, Inc.	41,200	2,824
Ross Stores, Inc.	40,800	2,179
		22,739
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	56,300	3,509

TOTAL CONSUMER DISCRETIONARY		85,655

CONSUMER STAPLES - 13.9%
Beverages - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	8,638
Dr. Pepper Snapple Group, Inc.	81,111	7,414
Molson Coors Brewing Co. Class B	42,900	4,255
PepsiCo, Inc.	164,200	16,612
The Coca-Cola Co.	373,410	16,654
		53,573
Food & Staples Retailing - 3.7%
CVS Health Corp.	175,300	16,908
Kroger Co.	110,920	3,966
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	70,193	3,043
Rite Aid Corp. (a)	116,600	898
Walgreens Boots Alliance, Inc.	148,523	11,496
		36,311
Food Products - 0.6%
Greencore Group PLC	812,005	4,054
Hilton Food Group PLC	243,744	2,074
		6,128
Household Products - 1.9%
Procter & Gamble Co.	237,900	19,279
Tobacco - 2.3%
British American Tobacco PLC (United Kingdom)	109,857	6,683
Imperial Tobacco Group PLC	91,063	4,960
Reynolds American, Inc.	213,700	10,621
		22,264

TOTAL CONSUMER STAPLES		137,555

ENERGY - 8.1%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	46,500	2,157
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	234,990	23,734
ConocoPhillips Co.	110,100	4,821
Exxon Mobil Corp.	311,022	27,687
Imperial Oil Ltd.	247,700	7,894
Kinder Morgan, Inc.	157,300	2,844
Northern Oil & Gas, Inc. (a)	128,694	561
PrairieSky Royalty Ltd. (b)	121,700	2,355
Suncor Energy, Inc.	289,980	8,009
		77,905

TOTAL ENERGY		80,062

FINANCIALS - 16.5%
Banks - 10.9%
Bank of America Corp.	1,102,803	16,310
Citigroup, Inc.	303,223	14,121
JPMorgan Chase & Co.	371,993	24,280
PacWest Bancorp	159,000	6,627
SunTrust Banks, Inc.	163,100	7,147
U.S. Bancorp	346,817	14,851
Wells Fargo & Co.	467,790	23,726
		107,062
Capital Markets - 0.5%
Diamond Hill Investment Group, Inc.	10,100	1,821
Franklin Resources, Inc.	84,400	3,152
		4,973
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	50,700	7,125
McGraw Hill Financial, Inc.	136,467	15,258
MSCI, Inc. Class A	70,700	5,641
		28,024
Insurance - 1.5%
Chubb Ltd.	82,900	10,496
MetLife, Inc.	93,300	4,250
		14,746
Real Estate Investment Trusts - 0.8%
American Tower Corp.	75,700	8,008

TOTAL FINANCIALS		162,813

HEALTH CARE - 11.6%
Biotechnology - 1.9%
AbbVie, Inc.	127,000	7,992
Amgen, Inc.	69,737	11,015
		19,007
Health Care Equipment & Supplies - 2.3%
Medtronic PLC	277,402	22,325
Health Care Providers & Services - 0.6%
McKesson Corp.	30,432	5,573
Health Care Technology - 0.3%
CompuGroup Medical AG	68,579	2,992
Pharmaceuticals - 6.5%
Allergan PLC (a)	33,900	7,992
Astellas Pharma, Inc.	255,200	3,468
GlaxoSmithKline PLC	69,600	1,455
Johnson & Johnson	264,002	29,750
Sanofi SA sponsored ADR	163,300	6,728
Shire PLC	60,000	3,707
Teva Pharmaceutical Industries Ltd. sponsored ADR	213,500	11,074
		64,174

TOTAL HEALTH CARE		114,071

INDUSTRIALS - 11.3%
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	269,400	9,475
General Dynamics Corp.	37,100	5,263
Honeywell International, Inc.	55,400	6,306
The Boeing Co.	56,900	7,178
United Technologies Corp.	87,500	8,801
		37,023
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	42,200	3,164
Commercial Services & Supplies - 0.2%
Deluxe Corp.	31,500	2,052
Construction & Engineering - 0.1%
Astaldi SpA	145,300	713
Electrical Equipment - 0.8%
AMETEK, Inc.	163,800	7,833
Industrial Conglomerates - 5.7%
Danaher Corp.	166,394	16,367
General Electric Co.	817,200	24,704
Roper Technologies, Inc.	87,096	14,900
		55,971
Machinery - 0.5%
Deere & Co.	29,200	2,403
Wabtec Corp.	31,700	2,453
		4,856
Trading Companies & Distributors - 0.0%
Now, Inc. (a)	17,720	307

TOTAL INDUSTRIALS		111,919

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.7%
Cisco Systems, Inc.	585,279	17,002
Internet Software & Services - 2.0%
Alphabet, Inc. Class C	27,128	19,959
IT Services - 5.0%
Accenture PLC Class A	157,600	18,750
ASAC II LP (a)(c)	298,480	8,931
Fidelity National Information Services, Inc.	54,798	4,070
IBM Corp.	65,800	10,116
Total System Services, Inc.	135,200	7,260
		49,127
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	179,878	9,879
Software - 5.7%
Activision Blizzard, Inc.	207,867	8,161
Micro Focus International PLC	246,900	5,829
Microsoft Corp.	567,463	30,076
Oracle Corp.	297,728	11,969
		56,035
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	410,524	40,993
EMC Corp.	531,200	14,847
		55,840

TOTAL INFORMATION TECHNOLOGY		207,842

MATERIALS - 3.1%
Chemicals - 2.6%
CF Industries Holdings, Inc.	102,000	2,821
E.I. du Pont de Nemours & Co.	151,800	9,929
LyondellBasell Industries NV Class A	93,700	7,623
The Dow Chemical Co.	87,500	4,494
W.R. Grace & Co.	14,000	1,087
		25,954
Containers & Packaging - 0.5%
Ball Corp.	64,368	4,654

TOTAL MATERIALS		30,608

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	499,700	19,563
TOTAL COMMON STOCKS
(Cost $811,762)		950,088
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	791	747
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.40% (d)	36,395,708	36,396
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	2,437,850	2,438
TOTAL MONEY MARKET FUNDS
(Cost $38,834)		38,834
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $851,387)		989,669
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,718)
NET ASSETS - 100%		$987,951

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,931,000 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$2,985

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$78
Fidelity Securities Lending Cash Central Fund	14
Total	$92

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$85,655	$85,634	$21	$--
Consumer Staples	137,555	130,872	6,683	--
Energy	80,062	80,062	--	--
Financials	162,813	162,813	--	--
Health Care	114,071	105,441	8,630	--
Industrials	111,919	111,919	--	--
Information Technology	207,842	198,911	--	8,931
Materials	30,608	30,608	--	--
Telecommunication Services	19,563	19,563	--	--
Corporate Bonds	747	--	--	747
Money Market Funds	38,834	38,834	--	--
Total Investments in Securities:	$989,669	$964,657	$15,334	$9,678

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Ireland	5.4%
United Kingdom	2.1%
Canada	1.8%
Israel	1.4%
Switzerland	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,348) — See accompanying schedule: Unaffiliated issuers (cost $812,553)	$950,835
Fidelity Central Funds (cost $38,834)	38,834
Total Investments (cost $851,387)		$989,669
Cash		12
Receivable for investments sold		48
Receivable for fund shares sold		450
Dividends receivable		2,455
Interest receivable		18
Distributions receivable from Fidelity Central Funds		14
Other receivables		3
Total assets		992,669
Liabilities
Payable for fund shares redeemed	$1,373
Accrued management fee	319
Distribution and service plan fees payable	354
Other affiliated payables	200
Other payables and accrued expenses	34
Collateral on securities loaned, at value	2,438
Total liabilities		4,718
Net Assets		$987,951
Net Assets consist of:
Paid in capital		$863,883
Undistributed net investment income		4,846
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,060)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,282
Net Assets		$987,951
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($346,722 ÷ 21,484.89 shares)		$16.14
Maximum offering price per share (100/94.25 of $16.14)		$17.12
Class T:
Net Asset Value and redemption price per share ($355,241 ÷ 22,110.83 shares)		$16.07
Maximum offering price per share (100/96.50 of $16.07)		$16.65
Class B:
Net Asset Value and offering price per share ($4,323 ÷ 278.76 shares)(a)		$15.51
Class C:
Net Asset Value and offering price per share ($158,325 ÷ 10,287.05 shares)(a)		$15.39
Class I:
Net Asset Value, offering price and redemption price per share ($120,804 ÷ 7,156.61 shares)		$16.88
Class Z:
Net Asset Value, offering price and redemption price per share ($2,536 ÷ 148.29 shares)		$17.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$10,883
Interest		12
Income from Fidelity Central Funds		92
Total income		10,987
Expenses
Management fee
Basic fee	$2,684
Performance adjustment	(660)
Transfer agent fees	1,033
Distribution and service plan fees	2,115
Accounting and security lending fees	163
Custodian fees and expenses	14
Independent trustees' fees and expenses	2
Registration fees	46
Audit	35
Legal	4
Miscellaneous	4
Total expenses before reductions	5,440
Expense reductions	(9)	5,431
Net investment income (loss)		5,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,799)
Foreign currency transactions	(13)
Total net realized gain (loss)		(12,812)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,459
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		1,462
Net gain (loss)		(11,350)
Net increase (decrease) in net assets resulting from operations		$(5,794)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,556	$10,156
Net realized gain (loss)	(12,812)	57,657
Change in net unrealized appreciation (depreciation)	1,462	(74,633)
Net increase (decrease) in net assets resulting from operations	(5,794)	(6,820)
Distributions to shareholders from net investment income	(8,944)	(9,131)
Distributions to shareholders from net realized gain	(56,257)	(113,106)
Total distributions	(65,201)	(122,237)
Share transactions - net increase (decrease)	24,599	43,684
Total increase (decrease) in net assets	(46,396)	(85,373)
Net Assets
Beginning of period	1,034,347	1,119,720
End of period (including undistributed net investment income of $4,846 and undistributed net investment income of $8,234, respectively)	$987,951	$1,034,347

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.35	$19.65	$17.23	$13.33	$11.45	$11.58
Income from Investment Operations
Net investment income (loss)A	.10	.20	.23B	.13	.07	.02
Net realized and unrealized gain (loss)	(.19)	(.34)C	2.29	3.87	1.81	(.09)
Total from investment operations	(.09)	(.14)	2.52	4.00	1.88	(.07)
Distributions from net investment income	(.18)	(.19)	(.09)	(.10)	–	–
Distributions from net realized gain	(.94)	(1.96)	(.01)	–	–	(.06)
Total distributions	(1.12)	(2.16)D	(.10)	(.10)	–	(.06)
Net asset value, end of period	$16.14	$17.35	$19.65	$17.23	$13.33	$11.45
Total ReturnE,F,G	(.34)%	(.41)%C	14.70%	30.26%	16.42%	(.63)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.93%J	1.01%	.94%	.98%	1.21%	1.36%
Expenses net of fee waivers, if any	.93%J	1.00%	.94%	.98%	1.21%	1.33%
Expenses net of all reductions	.93%J	1.00%	.94%	.97%	1.20%	1.33%
Net investment income (loss)	1.31%J	1.13%	1.29%B	.87%	.53%	.16%
Supplemental Data
Net assets, end of period (in millions)	$347	$356	$386	$369	$301	$295
Portfolio turnover rateK	24%J	56%	106%	70%	64%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.51)%.

 D Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.25	$19.55	$17.15	$13.26	$11.42	$11.55
Income from Investment Operations
Net investment income (loss)A	.08	.15	.19B	.10	.04	(.01)
Net realized and unrealized gain (loss)	(.18)	(.34)C	2.27	3.86	1.80	(.09)
Total from investment operations	(.10)	(.19)	2.46	3.96	1.84	(.10)
Distributions from net investment income	(.14)	(.15)	(.06)	(.07)	–	–
Distributions from net realized gain	(.94)	(1.96)	(.01)	–	–	(.03)
Total distributions	(1.08)	(2.11)	(.06)D	(.07)	–	(.03)
Net asset value, end of period	$16.07	$17.25	$19.55	$17.15	$13.26	$11.42
Total ReturnE,F,G	(.44)%	(.67)%C	14.41%	30.05%	16.11%	(.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.24%	1.18%	1.20%	1.42%	1.57%
Expenses net of fee waivers, if any	1.17%J	1.24%	1.18%	1.20%	1.42%	1.55%
Expenses net of all reductions	1.17%J	1.24%	1.17%	1.19%	1.42%	1.54%
Net investment income (loss)	1.08%J	.89%	1.05%B	.65%	.32%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$355	$372	$412	$375	$304	$294
Portfolio turnover rateK	24%J	56%	106%	70%	64%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.77)%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$18.84	$16.57	$12.82	$11.11	$11.26
Income from Investment Operations
Net investment income (loss)A	.04	.05	.08B	.01	(.03)	(.07)
Net realized and unrealized gain (loss)	(.19)	(.32)C	2.20	3.74	1.74	(.08)
Total from investment operations	(.15)	(.27)	2.28	3.75	1.71	(.15)
Distributions from net investment income	–	(.01)	–	–	–	–
Distributions from net realized gain	(.94)	(1.96)	(.01)	–	–	–
Total distributions	(.94)	(1.97)	(.01)	–	–	–
Net asset value, end of period	$15.51	$16.60	$18.84	$16.57	$12.82	$11.11
Total ReturnD,E,F	(.78)%	(1.20)%C	13.75%	29.25%	15.39%	(1.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.84%	1.78%	1.79%	1.99%	2.14%
Expenses net of fee waivers, if any	1.77%I	1.84%	1.78%	1.79%	1.99%	2.09%
Expenses net of all reductions	1.77%I	1.84%	1.78%	1.78%	1.99%	2.09%
Net investment income (loss)	.48%I	.29%	.45%B	.06%	(.25)%	(.61)%
Supplemental Data
Net assets, end of period (in millions)	$4	$6	$11	$15	$17	$22
Portfolio turnover rateJ	24%I	56%	106%	70%	64%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.30)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.53	$18.82	$16.54	$12.79	$11.07	$11.22
Income from Investment Operations
Net investment income (loss)A	.04	.06	.09B	.02	(.02)	(.07)
Net realized and unrealized gain (loss)	(.18)	(.32)C	2.20	3.73	1.74	(.08)
Total from investment operations	(.14)	(.26)	2.29	3.75	1.72	(.15)
Distributions from net investment income	(.06)	(.06)	–	–	–	–
Distributions from net realized gain	(.94)	(1.96)	(.01)	–	–	–
Total distributions	(1.00)	(2.03)D	(.01)	–	–	–
Net asset value, end of period	$15.39	$16.53	$18.82	$16.54	$12.79	$11.07
Total ReturnE,F,G	(.74)%	(1.16)%C	13.83%	29.36%	15.54%	(1.34)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.69%J	1.76%	1.69%	1.72%	1.94%	2.08%
Expenses net of fee waivers, if any	1.69%J	1.76%	1.69%	1.72%	1.94%	2.06%
Expenses net of all reductions	1.69%J	1.76%	1.69%	1.71%	1.93%	2.05%
Net investment income (loss)	.56%J	.37%	.54%B	.13%	(.20)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$158	$167	$179	$160	$123	$124
Portfolio turnover rateK	24%J	56%	106%	70%	64%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.26)%.

 D Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.12	$20.42	$17.91	$13.86	$11.88	$12.00
Income from Investment Operations
Net investment income (loss)A	.13	.25	.29B	.18	.11	.06
Net realized and unrealized gain (loss)	(.20)	(.35)C	2.37	4.02	1.87	(.09)
Total from investment operations	(.07)	(.10)	2.66	4.20	1.98	(.03)
Distributions from net investment income	(.22)	(.24)	(.14)	(.15)	–	(.02)
Distributions from net realized gain	(.94)	(1.96)	(.01)	–	–	(.07)
Total distributions	(1.17)D	(2.20)	(.15)	(.15)	–	(.09)
Net asset value, end of period	$16.88	$18.12	$20.42	$17.91	$13.86	$11.88
Total ReturnE,F	(.25)%	(.14)%C	14.99%	30.63%	16.67%	(.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.76%	.69%	.70%	.91%	1.04%
Expenses net of fee waivers, if any	.69%I	.76%	.69%	.70%	.91%	1.03%
Expenses net of all reductions	.69%I	.76%	.69%	.69%	.90%	1.02%
Net investment income (loss)	1.55%I	1.37%	1.54%B	1.15%	.83%	.46%
Supplemental Data
Net assets, end of period (in millions)	$121	$125	$131	$135	$103	$83
Portfolio turnover rateJ	24%I	56%	106%	70%	64%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.24)%.

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.941 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$18.36	$20.44	$17.92	$16.59
Income from Investment Operations
Net investment income (loss)B	.14	.28	.31C	.06
Net realized and unrealized gain (loss)	(.20)	(.35)D	2.38	1.27
Total from investment operations	(.06)	(.07)	2.69	1.33
Distributions from net investment income	(.26)	(.05)	(.17)	–
Distributions from net realized gain	(.94)	(1.96)	(.01)	–
Total distributions	(1.20)	(2.01)	(.17)E	–
Net asset value, end of period	$17.10	$18.36	$20.44	$17.92
Total ReturnF,G	(.16)%	(.01)%D	15.20%	8.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	.52%J	.59%	.52%	.54%J
Expenses net of fee waivers, if any	.51%J	.59%	.52%	.54%J
Expenses net of all reductions	.51%J	.59%	.52%	.52%J
Net investment income (loss)	1.73%J	1.54%	1.71%C	1.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,536	$8,642	$118	$7,394
Portfolio turnover rateK	24%J	56%	106%	70%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.11)%.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$172,508
Gross unrealized depreciation	(35,393)
Net unrealized appreciation (depreciation) on securities	$137,115
Tax cost	$852,554

The fund intends to elect to defer to its next fiscal year $4,451 of capital loss recognized during the period November 1, 2015 to November 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $114,951 and $138,883, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$423	$–
Class T	.25%	.25%	878	–
Class B	.75%	.25%	26	19
Class C	.75%	.25%	788	9
			$2,115	$28

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$45
Class T	11
Class B(a)	1
Class C(a)	5
$62

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$365.21
Class T	352.20
Class B	8.30
Class C	174.22
Class I	132.22
Class Z	2.05
	$1,033

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$3,749	$3,806
Class T	2,967	3,175
Class B	–	5
Class C	563	609
Class I	1,543	1,536
Class Z	122	–(a)
Total	$8,944	$9,131
From net realized gain
Class A	$19,280	$38,921
Class T	20,231	41,529
Class B	361	1,164
Class C	9,460	18,788
Class I	6,482	12,693
Class Z	443	11
Total	$56,257	$113,106

 (a) In the amount of less than five hundred dollars.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	1,675	2,750	$26,204	$48,068
Reinvestment of distributions	1,348	2,322	21,238	39,381
Shares redeemed	(2,078)	(4,182)	(32,531)	(72,975)
Net increase (decrease)	945	890	$14,911	$14,474
Class T
Shares sold	1,934	3,861	$30,257	$67,241
Reinvestment of distributions	1,444	2,576	22,671	43,556
Shares redeemed	(2,816)	(5,958)	(44,082)	(103,477)
Net increase (decrease)	562	479	$8,846	$7,320
Class B
Shares sold	10	11	$140	$199
Reinvestment of distributions	22	68	337	1,105
Shares redeemed	(144)	(286)	(2,178)	(4,794)
Net increase (decrease)	(112)	(207)	$(1,701)	$(3,490)
Class C
Shares sold	609	1,178	$9,154	$19,680
Reinvestment of distributions	579	1,033	8,736	16,812
Shares redeemed	(977)	(1,654)	(14,715)	(27,529)
Net increase (decrease)	211	557	$3,175	$8,963
Class I
Shares sold	809	1,619	$13,214	$29,609
Reinvestment of distributions	451	752	7,424	13,280
Shares redeemed	(981)	(1,918)	(15,799)	(35,222)
Net increase (decrease)	279	453	$4,839	$7,667
Class Z
Shares sold	21	511	$351	$9,593
Reinvestment of distributions	34	1	565	11
Shares redeemed	(378)	(47)	(6,387)	(854)
Net increase (decrease)	(323)	465	$(5,471)	$8,750

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.93%
Actual		$1,000.00	$996.60	$4.64
Hypothetical-C		$1,000.00	$1,020.35	$4.70
Class T	1.17%
Actual		$1,000.00	$995.60	$5.84
Hypothetical-C		$1,000.00	$1,019.15	$5.91
Class B	1.77%
Actual		$1,000.00	$992.20	$8.82
Hypothetical-C		$1,000.00	$1,016.15	$8.92
Class C	1.69%
Actual		$1,000.00	$992.60	$8.42
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Class I	.69%
Actual		$1,000.00	$997.50	$3.45
Hypothetical-C		$1,000.00	$1,021.55	$3.49
Class Z	.51%
Actual		$1,000.00	$998.40	$2.55
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADGF-SANN-0716
1.721239.117

Fidelity Advisor® Equity Income Fund Class A, Class T, Class B, Class C, Class I and Class Z Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.1	3.7
Johnson & Johnson(a)	3.6	5.4
Procter & Gamble Co.(a)	3.5	3.1
JPMorgan Chase & Co.	3.4	3.3
General Electric Co.(a)	2.7	3.9
Cisco Systems, Inc.	2.5	1.9
United Parcel Service, Inc. Class B	2.5	2.5
AT&T, Inc.(a)	2.3	2.0
Verizon Communications, Inc.	2.0	1.8
Exelon Corp.	1.8	1.4
	28.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	24.8
Energy	11.9	9.8
Industrials	11.4	11.8
Information Technology	11.1	11.6
Health Care	9.7	10.4

Asset Allocation (% of fund's net assets)

As of May 31, 2016*,**
Stocks	94.9%
Bonds	0.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 9.4%

 ** Written options - (0.1)%

As of November 30, 2015*,**
Stocks	94.7%
Bonds	0.1%
Convertible Securities	0.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 9.1%

 ** Written options - (0.1)%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 1.5%
Ford Motor Co.	692,500	$9,342
General Motors Co.	686,800	21,483
		30,825
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	13,500	251
Dunkin' Brands Group, Inc.	232,500	10,065
Whitbread PLC	50,963	3,109
		13,425
Household Durables - 0.7%
M.D.C. Holdings, Inc.	250,400	5,819
Tupperware Brands Corp.	153,500	8,685
		14,504
Leisure Products - 1.2%
Mattel, Inc.	395,100	12,596
New Academy Holding Co. LLC unit (a)(b)(c)	52,800	7,253
Polaris Industries, Inc.	52,600	4,472
		24,321
Media - 1.1%
Comcast Corp. Class A	303,174	19,191
Time Warner, Inc.	60,800	4,600
		23,791
Multiline Retail - 1.7%
Kohl's Corp.	161,548	5,822
Macy's, Inc.	220,300	7,316
Target Corp.	318,755	21,924
		35,062
Specialty Retail - 0.6%
Foot Locker, Inc.	81,200	4,541
GNC Holdings, Inc.	177,416	4,622
L Brands, Inc.	20,300	1,392
Stage Stores, Inc. (d)	246,561	1,363
		11,918

TOTAL CONSUMER DISCRETIONARY		153,846

CONSUMER STAPLES - 8.3%
Beverages - 0.5%
Molson Coors Brewing Co. Class B (e)	35,005	3,472
The Coca-Cola Co.	144,400	6,440
		9,912
Food & Staples Retailing - 3.1%
CVS Health Corp.	364,400	35,146
Wal-Mart Stores, Inc.	189,650	13,423
Walgreens Boots Alliance, Inc.	157,244	12,171
Whole Foods Market, Inc.	103,600	3,351
		64,091
Food Products - 1.1%
B&G Foods, Inc. Class A	149,854	6,442
Flowers Foods, Inc.	34,000	638
Sanderson Farms, Inc. (d)	30,000	2,691
The Hain Celestial Group, Inc. (a)	31,900	1,577
The Hershey Co. (e)	130,600	12,126
		23,474
Household Products - 3.5%
Procter & Gamble Co. (e)	896,917	72,686
Personal Products - 0.1%
Avon Products, Inc.	858,295	3,347

TOTAL CONSUMER STAPLES		173,510

ENERGY - 11.8%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	114,300	5,301
Halliburton Co.	134,000	5,652
National Oilwell Varco, Inc.	38,749	1,277
Oceaneering International, Inc.	66,800	2,208
Schlumberger Ltd.	97,500	7,439
		21,877
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	129,945	6,739
Apache Corp.	265,127	15,149
Avance Gas Holding Ltd. (d)	195,254	1,059
BW LPG Ltd.	350,634	1,760
Cameco Corp.	123,900	1,444
Chevron Corp.	846,269	85,473
ConocoPhillips Co.	49,600	2,172
CONSOL Energy, Inc. (d)	367,675	5,647
Energy Transfer Equity LP	745,400	9,422
Golar LNG Ltd.	69,800	1,215
Imperial Oil Ltd.	48,000	1,530
Kinder Morgan, Inc.	576,300	10,420
Legacy Reserves LP	505,299	1,218
MPLX LP	252,230	8,046
Noble Energy, Inc.	46,700	1,670
Suncor Energy, Inc.	706,600	19,517
The Williams Companies, Inc.	1,099,850	24,373
Williams Partners LP	834,415	26,635
		223,489

TOTAL ENERGY		245,366

FINANCIALS - 23.8%
Banks - 12.2%
Bank of America Corp.	2,137,100	31,608
Comerica, Inc.	273,080	12,862
First Niagara Financial Group, Inc.	743,500	8,119
FirstMerit Corp.	277,340	6,290
Huntington Bancshares, Inc.	94,900	992
JPMorgan Chase & Co.	1,088,457	71,044
KeyCorp	653,700	8,380
Lloyds Banking Group PLC	1,703,700	1,773
M&T Bank Corp.	247,217	29,542
Prosperity Bancshares, Inc.	29,200	1,572
Regions Financial Corp.	1,439,700	14,152
Standard Chartered PLC (United Kingdom)	381,284	2,923
SunTrust Banks, Inc.	389,900	17,085
U.S. Bancorp	460,000	19,697
Wells Fargo & Co.	561,650	28,487
		254,526
Capital Markets - 4.8%
Apollo Global Management LLC Class A	77,300	1,269
Apollo Investment Corp.	751,457	3,930
Ares Capital Corp.	298,142	4,424
Ares Management LP	111,296	1,569
KKR & Co. LP	1,817,796	24,558
Morgan Stanley	310,942	8,510
State Street Corp.	364,499	22,985
The Blackstone Group LP	1,161,003	30,407
TPG Specialty Lending, Inc.	97,270	1,595
		99,247
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	50,000	5,591
Insurance - 4.0%
Chubb Ltd.	253,184	32,056
Marsh & McLennan Companies, Inc.	84,300	5,570
MetLife, Inc.	724,257	32,990
Pricoa Global Funding I	170,198	13,488
		84,104
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	181,780	3,434
American Tower Corp.	26,200	2,771
Annaly Capital Management, Inc.	349,694	3,700
Cousins Properties, Inc.	356,400	3,828
Crown Castle International Corp.	99,600	9,045
Duke Realty LP	257,500	6,095
First Potomac Realty Trust	452,777	4,052
Piedmont Office Realty Trust, Inc. Class A	249,935	5,011
Public Storage	14,700	3,730
Sabra Health Care REIT, Inc.	70,700	1,480
Two Harbors Investment Corp.	301,541	2,557
Ventas, Inc.	61,094	4,052
		49,755
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	226,490	2,811

TOTAL FINANCIALS		496,034

HEALTH CARE - 9.6%
Biotechnology - 1.4%
AbbVie, Inc.	189,900	11,950
Amgen, Inc.	63,049	9,959
Gilead Sciences, Inc.	83,500	7,270
		29,179
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	75,200	4,674
Medtronic PLC	425,282	34,227
St. Jude Medical, Inc.	76,462	5,992
		44,893
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	70,700	961
GlaxoSmithKline PLC	915,900	19,141
Johnson & Johnson (e)	659,218	74,287
Merck & Co., Inc.	194,700	10,954
Pfizer, Inc.	240,513	8,346
Sanofi SA	73,234	6,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	145,300	7,537
		127,245

TOTAL HEALTH CARE		201,317

INDUSTRIALS - 11.4%
Aerospace & Defense - 3.0%
General Dynamics Corp.	79,100	11,222
Raytheon Co.	87,200	11,307
The Boeing Co.	109,800	13,851
United Technologies Corp.	262,107	26,363
		62,743
Air Freight & Logistics - 3.2%
C.H. Robinson Worldwide, Inc.	80,979	6,072
PostNL NV (a)	1,871,900	8,244
United Parcel Service, Inc. Class B	503,090	51,864
		66,180
Airlines - 0.2%
Copa Holdings SA Class A	75,700	3,904
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	231,504	9,501
Republic Services, Inc.	29,789	1,438
Waste Connection, Inc. (Canada)	73,300	2,314
		13,253
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	5,000	181
Electrical Equipment - 1.4%
Eaton Corp. PLC	205,000	12,634
Emerson Electric Co.	295,870	15,391
		28,025
Industrial Conglomerates - 2.7%
General Electric Co. (e)	1,875,954	56,710
Machinery - 0.2%
Cummins, Inc.	26,100	2,988
Deere & Co.	13,100	1,078
		4,066
Road & Rail - 0.1%
Norfolk Southern Corp.	25,200	2,118

TOTAL INDUSTRIALS		237,180

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,801,653	52,338
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	95,630	5,738
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	170,700	6,476
IT Services - 2.3%
First Data Corp. (f)	779,769	9,771
First Data Corp. Class A (a)	121,300	1,520
IBM Corp.	171,123	26,308
Paychex, Inc. (e)	193,178	10,474
		48,073
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc. (e)	726,577	17,743
Maxim Integrated Products, Inc.	248,600	9,437
Qualcomm, Inc.	527,789	28,986
		56,166
Software - 0.7%
Microsoft Corp.	264,738	14,031
SS&C Technologies Holdings, Inc.	17,000	1,047
		15,078
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	149,400	14,919
EMC Corp.	973,100	27,198
Seagate Technology LLC	103,600	2,337
		44,454

TOTAL INFORMATION TECHNOLOGY		228,323

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	87,900	7,152
Potash Corp. of Saskatchewan, Inc.	328,800	5,366
Syngenta AG sponsored ADR	4,500	355
The Dow Chemical Co.	231,900	11,910
Tronox Ltd. Class A	174,965	810
		25,593
Containers & Packaging - 0.6%
Packaging Corp. of America	89,600	6,113
WestRock Co.	154,800	6,132
		12,245

TOTAL MATERIALS		37,838

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T, Inc. (e)	1,241,527	48,606
Verizon Communications, Inc.	802,190	40,831
		89,437
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94,900	2,753

TOTAL TELECOMMUNICATION SERVICES		92,190

UTILITIES - 5.5%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	78,915	5,108
Entergy Corp.	127,200	9,657
Exelon Corp.	1,081,900	37,077
FirstEnergy Corp.	57,600	1,890
NextEra Energy, Inc.	8,586	1,031
PPL Corp. (e)	655,800	25,275
Southern Co. (e)	458,325	22,660
Xcel Energy, Inc.	85,700	3,545
		106,243
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	375,500	8,460

TOTAL UTILITIES		114,703

TOTAL COMMON STOCKS
(Cost $1,814,123)		1,980,307

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
AmSurg Corp. Series A-1, 5.25% (a)	1,925	272
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,297	1,096
Teva Pharmaceutical Industries Ltd. 7%	390	332
		1,428

TOTAL HEALTH CARE		1,700

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	13,700	993
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	10,375	701
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (a)	16,200	1,047

TOTAL UTILITIES		1,748

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,174)		4,441
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	516	487
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	3,165	2,647
		3,134
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	1,800	1,913
Internet Software & Services - 0.0%
Twitter, Inc. 1% 9/15/21	1,210	1,015
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV 1% 12/1/19	900	1,063
TOTAL INFORMATION TECHNOLOGY		3,991

TOTAL CONVERTIBLE BONDS		7,125

Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)	1,040	1,027
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,005	1,048
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (f)	700	585
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	2,030	0
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	700	676

TOTAL NONCONVERTIBLE BONDS		3,336

TOTAL CORPORATE BONDS
(Cost $12,587)		10,461
	Shares	Value (000s)

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.40% (h)	92,951,673	92,952
Fidelity Securities Lending Cash Central Fund, 0.44% (h)(i)	5,649,749	5,650
TOTAL MONEY MARKET FUNDS
(Cost $98,602)		98,602
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,929,486)		2,093,811
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,656)
NET ASSETS - 100%		$2,088,155

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Applied Materials, Inc.	7/15/16 - $22.00	3,631	$224	$(939)
AT&T, Inc.	6/17/16 - $40.00	4,181	84	(38)
General Electric Co.	6/17/16 - $31.00	6,187	373	(56)
Johnson & Johnson	6/17/16 - $115.00	1,644	146	(37)
Molson Coors Brewing Co. Class B	6/17/16 - $97.50	113	29	(29)
Paychex, Inc.	9/16/16 - $55.00	962	74	(139)
PPL Corp.	6/17/16 - $39.00	4,325	125	(87)
Procter & Gamble Co.	7/15/16 - $85.00	2,957	65	(56)
Southern Co.	8/19/16 - $52.50	3,299	96	(86)
The Hershey Co.	6/17/16 - $95.00	152	8	(7)
TOTAL WRITTEN OPTIONS			$1,224	$(1,474)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,253,000 or 0.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $127,155,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,078,000 or 0.7% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$101
Fidelity Securities Lending Cash Central Fund	94
Total	$195

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$153,846	$146,342	$251	$7,253
Consumer Staples	173,510	173,510	--	--
Energy	245,366	245,366	--	--
Financials	496,034	494,261	1,773	--
Health Care	203,017	176,564	26,453	--
Industrials	237,180	237,180	--	--
Information Technology	228,323	228,323	--	--
Materials	37,838	37,838	--	--
Telecommunication Services	93,183	90,430	2,753	--
Utilities	116,451	115,404	1,047	--
Corporate Bonds	10,461	--	9,974	487
Money Market Funds	98,602	98,602	--	--
Total Investments in Securities:	$2,093,811	$2,043,820	$42,251	$7,740
Derivative Instruments:
Liabilities
Written Options	$(1,474)	$(1,474)	$--	$--
Total Liabilities	$(1,474)	$(1,474)	$--	$--
Total Derivative Instruments:	$(1,474)	$(1,474)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,474)
Total Equity Risk	0	(1,474)
Total Value of Derivatives	$0	$(1,474)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,627) — See accompanying schedule: Unaffiliated issuers (cost $1,830,884)	$1,995,209
Fidelity Central Funds (cost $98,602)	98,602
Total Investments (cost $1,929,486)		$2,093,811
Cash		41
Receivable for fund shares sold		1,284
Dividends receivable		7,034
Interest receivable		80
Distributions receivable from Fidelity Central Funds		44
Prepaid expenses		1
Other receivables		94
Total assets		2,102,389
Liabilities
Payable for investments purchased	$2,158
Payable for fund shares redeemed	3,045
Accrued management fee	770
Distribution and service plan fees payable	618
Written options, at value (premium received $1,224)	1,474
Other affiliated payables	398
Other payables and accrued expenses	121
Collateral on securities loaned, at value	5,650
Total liabilities		14,234
Net Assets		$2,088,155
Net Assets consist of:
Paid in capital		$1,921,944
Undistributed net investment income		6,940
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,798)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,069
Net Assets		$2,088,155
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($672,597 ÷ 22,860.6 shares)		$29.42
Maximum offering price per share (100/94.25 of $29.42)		$31.21
Class T:
Net Asset Value and redemption price per share ($782,202 ÷ 26,088.9 shares)		$29.98
Maximum offering price per share (100/96.50 of $29.98)		$31.07
Class B:
Net Asset Value and offering price per share ($6,306 ÷ 212.3 shares)(a)		$29.70
Class C:
Net Asset Value and offering price per share ($185,282 ÷ 6,264.2 shares)(a)		$29.58
Class I:
Net Asset Value, offering price and redemption price per share ($427,696 ÷ 13,990.1 shares)		$30.57
Class Z:
Net Asset Value, offering price and redemption price per share ($14,072 ÷ 460.4 shares)		$30.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$30,992
Interest		235
Income from Fidelity Central Funds		195
Total income		31,422
Expenses
Management fee	$4,526
Transfer agent fees	2,047
Distribution and service plan fees	3,636
Accounting and security lending fees	307
Custodian fees and expenses	20
Independent trustees' fees and expenses	5
Registration fees	56
Audit	43
Legal	4
Miscellaneous	7
Total expenses before reductions	10,651
Expense reductions	(36)	10,615
Net investment income (loss)		20,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,411)
Foreign currency transactions	(39)
Written options	1,975
Total net realized gain (loss)		(5,475)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,886
Assets and liabilities in foreign currencies	10
Written options	69
Total change in net unrealized appreciation (depreciation)		50,965
Net gain (loss)		45,490
Net increase (decrease) in net assets resulting from operations		$66,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,807	$63,860
Net realized gain (loss)	(5,475)	155,192
Change in net unrealized appreciation (depreciation)	50,965	(305,503)
Net increase (decrease) in net assets resulting from operations	66,297	(86,451)
Distributions to shareholders from net investment income	(29,955)	(66,216)
Distributions to shareholders from net realized gain	(143,227)	(81,483)
Total distributions	(173,182)	(147,699)
Share transactions - net increase (decrease)	54,638	(126,756)
Total increase (decrease) in net assets	(52,247)	(360,906)
Net Assets
Beginning of period	2,140,402	2,501,308
End of period (including undistributed net investment income of $6,940 and undistributed net investment income of $16,088, respectively)	$2,088,155	$2,140,402

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.10	$34.44	$31.60	$25.55	$22.18	$21.07
Income from Investment Operations
Net investment income (loss)A	.30	.92	.84B	.60	.61	.42
Net realized and unrealized gain (loss)	.58	(2.15)	2.67	6.06	3.32	1.11
Total from investment operations	.88	(1.23)	3.51	6.66	3.93	1.53
Distributions from net investment income	(.46)	(.98)	(.64)	(.58)	(.56)	(.42)
Distributions from net realized gain	(2.11)	(1.14)	(.04)	(.03)	–	–
Total distributions	(2.56)C	(2.11)D	(.67)E	(.61)	(.56)	(.42)
Net asset value, end of period	$29.42	$31.10	$34.44	$31.60	$25.55	$22.18
Total ReturnF,G,H	3.50%	(3.61)%	11.28%	26.43%	17.90%	7.25%
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.95%	.96%	.98%	1.02%	1.03%
Expenses net of fee waivers, if any	.95%K	.95%	.96%	.98%	1.02%	1.03%
Expenses net of all reductions	.95%K	.94%	.95%	.97%	1.01%	1.02%
Net investment income (loss)	2.16%K	2.85%	2.55%B	2.07%	2.52%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$673	$688	$794	$777	$646	$634
Portfolio turnover rateL	27%K	53%	33%	34%	49%	89%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

 C Total distributions of $2.56 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $2.106 per share.

 D Total distributions of $2.11 per share is comprised of distributions from net investment income of $.975 and distributions from net realized gain of $1.136 per share.

 E Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.64	$34.99	$32.09	$25.94	$22.50	$21.37
Income from Investment Operations
Net investment income (loss)A	.28	.86	.78B	.55	.57	.38
Net realized and unrealized gain (loss)	.59	(2.18)	2.72	6.15	3.37	1.13
Total from investment operations	.87	(1.32)	3.50	6.70	3.94	1.51
Distributions from net investment income	(.42)	(.89)	(.56)	(.52)	(.50)	(.38)
Distributions from net realized gain	(2.11)	(1.14)	(.04)	(.03)	–	–
Total distributions	(2.53)	(2.03)	(.60)	(.55)	(.50)	(.38)
Net asset value, end of period	$29.98	$31.64	$34.99	$32.09	$25.94	$22.50
Total ReturnC,D,E	3.37%	(3.83)%	11.04%	26.14%	17.70%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.18%	1.18%	1.19%	1.21%	1.22%
Expenses net of fee waivers, if any	1.18%H	1.18%	1.18%	1.19%	1.21%	1.22%
Expenses net of all reductions	1.18%H	1.17%	1.18%	1.18%	1.21%	1.21%
Net investment income (loss)	1.94%H	2.62%	2.33%B	1.86%	2.32%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$782	$813	$974	$984	$854	$862
Portfolio turnover rateI	27%H	53%	33%	34%	49%	89%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.34	$34.65	$31.79	$25.69	$22.29	$21.16
Income from Investment Operations
Net investment income (loss)A	.19	.66	.57B	.36	.42	.24
Net realized and unrealized gain (loss)	.59	(2.17)	2.69	6.10	3.34	1.12
Total from investment operations	.78	(1.51)	3.26	6.46	3.76	1.36
Distributions from net investment income	(.31)	(.67)	(.37)	(.33)	(.36)	(.23)
Distributions from net realized gain	(2.11)	(1.14)	(.04)	(.03)	–	–
Total distributions	(2.42)	(1.80)C	(.40)D	(.36)	(.36)	(.23)
Net asset value, end of period	$29.70	$31.34	$34.65	$31.79	$25.69	$22.29
Total ReturnE,F,G	3.07%	(4.43)%	10.37%	25.39%	16.97%	6.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.79%J	1.79%	1.79%	1.80%	1.80%	1.81%
Expenses net of fee waivers, if any	1.79%J	1.79%	1.79%	1.80%	1.80%	1.81%
Expenses net of all reductions	1.79%J	1.79%	1.79%	1.79%	1.80%	1.80%
Net investment income (loss)	1.33%J	2.01%	1.71%B	1.26%	1.73%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$6	$10	$19	$27	$31	$42
Portfolio turnover rateK	27%J	53%	33%	34%	49%	89%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

 C Total distributions of $1.80 per share is comprised of distributions from net investment income of $.665 and distributions from net realized gain of $1.136 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.366 and distributions from net realized gain of $.038 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.24	$34.57	$31.73	$25.66	$22.27	$21.16
Income from Investment Operations
Net investment income (loss)A	.20	.68	.59B	.38	.43	.25
Net realized and unrealized gain (loss)	.58	(2.15)	2.69	6.09	3.33	1.11
Total from investment operations	.78	(1.47)	3.28	6.47	3.76	1.36
Distributions from net investment income	(.34)	(.72)	(.40)	(.37)	(.37)	(.25)
Distributions from net realized gain	(2.11)	(1.14)	(.04)	(.03)	–	–
Total distributions	(2.44)C	(1.86)	(.44)	(.40)	(.37)	(.25)
Net asset value, end of period	$29.58	$31.24	$34.57	$31.73	$25.66	$22.27
Total ReturnD,E,F	3.11%	(4.34)%	10.44%	25.46%	17.03%	6.40%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%I	1.72%	1.72%	1.74%	1.77%	1.78%
Expenses net of fee waivers, if any	1.72%I	1.71%	1.72%	1.74%	1.77%	1.78%
Expenses net of all reductions	1.72%I	1.71%	1.71%	1.73%	1.77%	1.77%
Net investment income (loss)	1.39%I	2.09%	1.79%B	1.32%	1.76%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$185	$187	$214	$195	$143	$134
Portfolio turnover rateJ	27%I	53%	33%	34%	49%	89%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

 C Total distributions of $2.44 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $2.106 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.21	$35.59	$32.62	$26.36	$22.86	$21.70
Income from Investment Operations
Net investment income (loss)A	.35	1.04	.95B	.70	.70	.50
Net realized and unrealized gain (loss)	.61	(2.23)	2.77	6.24	3.43	1.14
Total from investment operations	.96	(1.19)	3.72	6.94	4.13	1.64
Distributions from net investment income	(.50)	(1.06)	(.72)	(.65)	(.63)	(.48)
Distributions from net realized gain	(2.11)	(1.14)	(.04)	(.03)	–	–
Total distributions	(2.60)C	(2.19)D	(.75)E	(.68)	(.63)	(.48)
Net asset value, end of period	$30.57	$32.21	$35.59	$32.62	$26.36	$22.86
Total ReturnF,G	3.64%	(3.37)%	11.59%	26.72%	18.27%	7.55%
Ratios to Average Net AssetsH,I
Expenses before reductions	.69%J	.69%	.70%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.69%J	.69%	.70%	.72%	.73%	.74%
Expenses net of all reductions	.69%J	.69%	.70%	.71%	.73%	.73%
Net investment income (loss)	2.42%J	3.11%	2.81%B	2.34%	2.80%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$428	$428	$496	$483	$445	$360
Portfolio turnover rateK	27%J	53%	33%	34%	49%	89%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Total distributions of $2.60 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $2.106 per share.

 D Total distributions of $2.19 per share is comprised of distributions from net investment income of $1.058 and distributions from net realized gain of $1.136 per share.

 E Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$32.21	$35.59	$32.63	$31.44
Income from Investment Operations
Net investment income (loss)B	.38	1.08	1.03C	.23
Net realized and unrealized gain (loss)	.60	(2.21)	2.74	1.12
Total from investment operations	.98	(1.13)	3.77	1.35
Distributions from net investment income	(.52)	(1.11)	(.78)	(.16)
Distributions from net realized gain	(2.11)	(1.14)	(.04)	–
Total distributions	(2.63)	(2.25)	(.81)D	(.16)
Net asset value, end of period	$30.56	$32.21	$35.59	$32.63
Total ReturnE,F	3.69%	(3.20)%	11.75%	4.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.54%	.54%	.54%I
Expenses net of fee waivers, if any	.54%I	.54%	.54%	.54%I
Expenses net of all reductions	.54%I	.53%	.54%	.54%I
Net investment income (loss)	2.58%I	3.26%	2.97%C	2.37%I
Supplemental Data
Net assets, end of period (000s omitted)	$14	$14,254	$4,060	$104
Portfolio turnover rateJ	27%I	53%	33%	34%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, contigent interest, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$314,861
Gross unrealized depreciation	(162,987)
Net unrealized appreciation (depreciation) on securities	$151,874
Tax cost	$1,941,937

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $1,975 and a change in net unrealized appreciation (depreciation) of $69 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	20	$1,640
Options Opened	52	3,298
Options Exercised	(16)	(1,338)
Options Closed	(7)	(542)
Options Expired	(22)	(1,834)
Outstanding at end of period	27	$1,224

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $264,371 and $351,061, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$808	$–
Class T	.25%	.25%	1,901	–
Class B	.75%	.25%	39	29
Class C	.75%	.25%	888	23
			$3,636	$52

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$65
Class T	14
Class B(a)	–(b)
Class C(a)	7
$86

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$690.21
Class T	725.19
Class B	12.30
Class C	207.23
Class I	410.20
Class Z	3.05
	$2,047

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$10,110	$22,360
Class T	10,792	24,297
Class B	95	312
Class C	2,030	4,432
Class I	6,696	14,486
Class Z	232	329
Total	$29,955	$66,216
From net realized gain
Class A	$46,540	$26,221
Class T	54,221	31,523
Class B	661	619
Class C	12,684	7,102
Class I	28,166	15,863
Class Z	955	155
Total	$143,227	$81,483

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	1,245	2,362	$34,930	$75,894
Reinvestment of distributions	1,937	1,433	53,412	45,794
Shares redeemed	(2,437)	(4,745)	(68,567)	(152,883)
Net increase (decrease)	745	(950)	$19,775	$(31,195)
Class T
Shares sold	1,266	2,316	$36,152	$76,171
Reinvestment of distributions	2,256	1,671	63,386	54,352
Shares redeemed	(3,130)	(6,115)	(89,371)	(200,386)
Net increase (decrease)	392	(2,128)	$10,167	$(69,863)
Class B
Shares sold	4	9	$149	$284
Reinvestment of distributions	25	26	692	855
Shares redeemed	(139)	(270)	(3,945)	(8,810)
Net increase (decrease)	(110)	(235)	$(3,104)	$(7,671)
Class C
Shares sold	397	655	$11,246	$21,329
Reinvestment of distributions	477	323	13,237	10,405
Shares redeemed	(602)	(1,186)	(16,942)	(38,343)
Net increase (decrease)	272	(208)	$7,541	$(6,609)
Class I
Shares sold	976	1,946	$28,405	$64,288
Reinvestment of distributions	1,181	888	33,799	29,367
Shares redeemed	(1,455)	(3,471)	(42,561)	(116,106)
Net increase (decrease)	702	(637)	$19,643	$(22,451)
Class Z
Shares sold	105	374	$3,101	$12,522
Reinvestment of distributions	42	15	1,187	484
Shares redeemed	(130)	(60)	(3,672)	(1,973)
Net increase (decrease)	17	329	$616	$11,033

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.95%
Actual		$1,000.00	$1,035.00	$4.83
Hypothetical-C		$1,000.00	$1,020.25	$4.80
Class T	1.18%
Actual		$1,000.00	$1,033.70	$6.00
Hypothetical-C		$1,000.00	$1,019.10	$5.96
Class B	1.79%
Actual		$1,000.00	$1,030.70	$9.09
Hypothetical-C		$1,000.00	$1,016.05	$9.02
Class C	1.72%
Actual		$1,000.00	$1,031.10	$8.73
Hypothetical-C		$1,000.00	$1,016.40	$8.67
Class I	.69%
Actual		$1,000.00	$1,036.40	$3.51
Hypothetical-C		$1,000.00	$1,021.55	$3.49
Class Z	.54%
Actual		$1,000.00	$1,036.90	$2.75
Hypothetical-C		$1,000.00	$1,022.30	$2.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

EPI-SANN-0716
1.704674.118

Fidelity® Stock Selector Mid Cap Fund (A Class of Fidelity Advisor® Stock Selector Mid Cap Fund) Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	3.9	3.5
Roper Technologies, Inc.	3.5	3.2
Ecolab, Inc.	1.8	1.5
Teledyne Technologies, Inc.	1.7	1.3
IDEX Corp.	1.5	2.5
Arthur J. Gallagher & Co.	1.5	1.2
Capital One Financial Corp.	1.4	1.4
Verisk Analytics, Inc.	1.4	0.0
PPG Industries, Inc.	1.3	1.5
Dollar General Corp.	1.2	0.9
	19.2

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	24.8
Information Technology	16.7	16.9
Industrials	14.1	14.8
Consumer Discretionary	12.0	13.1
Health Care	8.8	8.3

Asset Allocation (% of fund's net assets)

As of May 31, 2016 *
Stocks and Equity Futures	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 5.2%

As of November 30, 2015 *
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 6.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Distributors - 0.8%
LKQ Corp. (a)	497,500	$16,452
Hotels, Restaurants & Leisure - 1.3%
Dunkin' Brands Group, Inc.	453,900	19,649
Wyndham Worldwide Corp.	107,800	7,265
		26,914
Household Durables - 1.1%
Newell Brands, Inc.	216,858	10,342
NVR, Inc. (a)	7,200	12,478
		22,820
Internet & Catalog Retail - 0.7%
HSN, Inc.	199,300	10,437
Liberty Interactive Corp. QVC Group Series A (a)	141,210	3,810
		14,247
Leisure Products - 0.5%
Polaris Industries, Inc. (b)	125,400	10,662
Media - 3.1%
AMC Networks, Inc. Class A (a)	165,000	10,550
Discovery Communications, Inc. Class A (a)	443,200	12,343
Live Nation Entertainment, Inc. (a)	317,300	7,663
Omnicom Group, Inc.	118,000	9,833
Scripps Networks Interactive, Inc. Class A	222,200	14,296
Viacom, Inc. Class B (non-vtg.)	149,100	6,616
		61,301
Multiline Retail - 1.2%
Dollar General Corp.	270,100	24,282
Specialty Retail - 2.2%
AutoZone, Inc. (a)	10,300	7,851
GameStop Corp. Class A	277,300	8,069
O'Reilly Automotive, Inc. (a)	37,700	9,969
Ross Stores, Inc.	325,700	17,392
		43,281
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	149,500	14,023
Ralph Lauren Corp.	90,000	8,490
		22,513

TOTAL CONSUMER DISCRETIONARY		242,472

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Coca-Cola European Partners PLC	98,500	3,823
Dr. Pepper Snapple Group, Inc.	49,300	4,506
Molson Coors Brewing Co. Class B	83,600	8,291
		16,620
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	169,200	6,304
Whole Foods Market, Inc.	96,800	3,131
		9,435
Food Products - 1.1%
ConAgra Foods, Inc.	117,500	5,370
Mead Johnson Nutrition Co. Class A	67,900	5,587
WhiteWave Foods Co. (a)	235,300	10,506
		21,463
Household Products - 1.1%
Church & Dwight Co., Inc.	108,100	10,646
Energizer Holdings, Inc.	232,700	11,014
		21,660
Personal Products - 0.6%
Coty, Inc. Class A	83,300	2,194
Edgewell Personal Care Co. (a)	133,500	10,604
		12,798
Tobacco - 0.1%
Universal Corp.	37,100	2,029

TOTAL CONSUMER STAPLES		84,005

ENERGY - 3.2%
Energy Equipment & Services - 1.1%
Dril-Quip, Inc. (a)	137,400	8,386
Nabors Industries Ltd.	622,300	5,850
Oil States International, Inc. (a)	221,000	7,262
		21,498
Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	60,800	1,457
Cimarex Energy Co.	56,600	6,581
Energen Corp.	189,800	9,038
HollyFrontier Corp.	366,300	9,802
PDC Energy, Inc. (a)	75,100	4,360
Whiting Petroleum Corp. (a)	428,400	5,291
WPX Energy, Inc. (a)	588,500	6,056
		42,585

TOTAL ENERGY		64,083

FINANCIALS - 25.2%
Banks - 5.0%
Aldermore Group PLC (a)	1,920,700	6,012
CIT Group, Inc.	200,000	6,852
Comerica, Inc.	126,100	5,939
FirstMerit Corp.	409,900	9,297
Huntington Bancshares, Inc.	2,251,078	23,524
Prosperity Bancshares, Inc.	165,200	8,896
Shawbrook Group PLC (a)	1,401,100	5,986
Signature Bank (a)	108,100	14,594
Synovus Financial Corp.	539,027	17,340
The Jammu & Kashmir Bank Ltd.	2,407,373	2,051
		100,491
Capital Markets - 0.8%
Fortress Investment Group LLC	435,700	2,200
Interactive Brokers Group, Inc.	238,667	9,590
KCG Holdings, Inc. Class A (a)	150,644	2,120
Stifel Financial Corp. (a)	40,000	1,511
		15,421
Consumer Finance - 3.0%
Capital One Financial Corp.	391,600	28,681
Enova International, Inc. (a)	268,767	1,957
Navient Corp.	653,116	8,954
OneMain Holdings, Inc. (a)	252,380	7,889
SLM Corp. (a)	2,056,916	14,131
		61,612
Diversified Financial Services - 1.6%
Bats Global Markets, Inc.	5,500	153
MSCI, Inc. Class A	302,400	24,128
On Deck Capital, Inc. (a)(b)	1,667,958	8,623
		32,904
Insurance - 4.4%
Allied World Assurance Co. Holdings AG	200,000	7,416
Arthur J. Gallagher & Co.	626,300	30,269
Direct Line Insurance Group PLC	2,404,758	13,071
Employers Holdings, Inc.	150,000	4,478
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,400	10,483
Hanover Insurance Group, Inc.	112,900	9,786
Principal Financial Group, Inc.	183,300	8,168
ProAssurance Corp.	81,200	4,262
		87,933
Real Estate Investment Trusts - 9.5%
Altisource Residential Corp. Class B	507,921	5,089
Communications Sales & Leasing, Inc.	176,300	4,404
DCT Industrial Trust, Inc.	352,800	15,216
Douglas Emmett, Inc.	424,500	14,386
Equity Lifestyle Properties, Inc.	138,000	10,115
Extra Space Storage, Inc.	65,200	6,062
FelCor Lodging Trust, Inc.	1,097,100	7,252
Healthcare Realty Trust, Inc.	401,600	12,767
Liberty Property Trust (SBI)	158,753	5,925
Mack-Cali Realty Corp.	627,900	16,476
Mid-America Apartment Communities, Inc.	206,250	21,242
Outfront Media, Inc.	293,900	6,536
Pennsylvania Real Estate Investment Trust (SBI)	526,600	11,111
Potlatch Corp.	164,000	5,606
Ramco-Gershenson Properties Trust (SBI)	340,000	6,123
Redwood Trust, Inc.	358,100	5,103
Sabra Health Care REIT, Inc.	413,400	8,657
The GEO Group, Inc.	92,550	3,078
Urban Edge Properties	499,800	13,420
VEREIT, Inc.	1,341,400	12,864
		191,432
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	191,950	5,730
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	301,300	6,586
LIC Housing Finance Ltd.	719,652	5,038
		11,624

TOTAL FINANCIALS		507,147

HEALTH CARE - 8.8%
Biotechnology - 0.8%
Puma Biotechnology, Inc. (a)	65,000	2,456
Vertex Pharmaceuticals, Inc. (a)	152,000	14,159
		16,615
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. (a)	700,000	15,897
Nevro Corp. (a)	101,591	7,083
The Cooper Companies, Inc.	125,000	20,351
The Spectranetics Corp. (a)	550,000	10,076
Wright Medical Group NV (a)	620,000	11,991
Zimmer Biomet Holdings, Inc.	100,500	12,272
		77,670
Health Care Providers & Services - 2.4%
Adeptus Health, Inc. Class A (a)(b)	100,000	7,150
American Renal Associates Holdings, Inc.	400,000	11,196
AmSurg Corp. (a)	140,000	10,471
MEDNAX, Inc. (a)	200,000	13,690
Surgical Care Affiliates, Inc. (a)	150,000	6,716
		49,223
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	240,000	11,014
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	620,000	17,434
Endo International PLC (a)	320,000	5,059
		22,493

TOTAL HEALTH CARE		177,015

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
Teledyne Technologies, Inc. (a)	344,936	33,849
Electrical Equipment - 5.0%
AMETEK, Inc.	1,629,472	77,922
Hubbell, Inc. Class B	210,600	22,380
		100,302
Industrial Conglomerates - 3.5%
Roper Technologies, Inc.	408,386	69,867
Machinery - 1.5%
IDEX Corp.	367,200	30,602
Professional Services - 1.4%
Verisk Analytics, Inc. (a)	360,077	28,587
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	58,500	2,287
MSC Industrial Direct Co., Inc. Class A	252,400	18,917
		21,204

TOTAL INDUSTRIALS		284,411

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 0.3%
F5 Networks, Inc. (a)	51,230	5,646
Electronic Equipment & Components - 2.9%
CDW Corp.	238,500	10,151
IPG Photonics Corp. (a)	116,500	10,063
Jabil Circuit, Inc.	768,300	14,659
Trimble Navigation Ltd. (a)	666,600	17,052
Zebra Technologies Corp. Class A (a)	111,700	5,932
		57,857
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	80,800	4,410
Box, Inc. Class A (a)(b)	196,000	2,462
LinkedIn Corp. Class A (a)	30,500	4,163
Marketo, Inc. (a)	229,050	8,069
Rackspace Hosting, Inc. (a)	699,400	17,485
SPS Commerce, Inc. (a)	83,100	4,529
Velti PLC (a)(c)	215,084	1
		41,119
IT Services - 3.9%
Alliance Data Systems Corp. (a)	76,700	17,042
Blackhawk Network Holdings, Inc. (a)	170,000	5,851
Cognizant Technology Solutions Corp. Class A (a)	164,500	10,107
EPAM Systems, Inc. (a)	114,400	8,753
Global Payments, Inc.	203,300	15,794
Maximus, Inc.	270,500	15,594
PayPal Holdings, Inc. (a)	119,800	4,527
		77,668
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	11,100	271
Cirrus Logic, Inc. (a)	137,000	4,932
Cree, Inc. (a)(b)	328,900	7,920
Lam Research Corp.	2,927	242
Micron Technology, Inc. (a)	458,600	5,833
NXP Semiconductors NV (a)	133,300	12,596
Qorvo, Inc. (a)	191,900	9,781
Skyworks Solutions, Inc.	160,800	10,735
		52,310
Software - 4.3%
CommVault Systems, Inc. (a)	344,000	15,576
Fair Isaac Corp.	42,100	4,691
Fleetmatics Group PLC (a)	136,700	5,591
Fortinet, Inc. (a)	238,500	8,159
Paylocity Holding Corp. (a)	104,000	3,818
Proofpoint, Inc. (a)	54,000	3,165
Salesforce.com, Inc. (a)	167,500	14,021
SS&C Technologies Holdings, Inc.	64,000	3,942
Synchronoss Technologies, Inc. (a)	23,600	832
Tableau Software, Inc. (a)	74,000	3,807
Tyler Technologies, Inc. (a)	98,300	15,068
Workday, Inc. Class A (a)	110,100	8,350
		87,020
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	485,100	6,491
Western Digital Corp.	159,100	7,405
		13,896

TOTAL INFORMATION TECHNOLOGY		335,516

MATERIALS - 7.1%
Chemicals - 5.2%
CF Industries Holdings, Inc.	535,700	14,817
Ecolab, Inc.	313,379	36,741
Ingevity Corp. (a)	325,600	9,488
PPG Industries, Inc.	237,100	25,531
W.R. Grace & Co.	234,197	18,183
		104,760
Containers & Packaging - 1.9%
Ball Corp.	230,711	16,680
Sealed Air Corp.	155,700	7,231
WestRock Co.	361,800	14,331
		38,242

TOTAL MATERIALS		143,002

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	30,300	1,207
Zayo Group Holdings, Inc. (a)	36,000	1,000
		2,207
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	20,300	868

TOTAL TELECOMMUNICATION SERVICES		3,075

UTILITIES - 6.1%
Electric Utilities - 3.0%
Great Plains Energy, Inc.	250,300	7,304
OGE Energy Corp.	299,226	9,034
Pinnacle West Capital Corp.	166,300	12,238
PNM Resources, Inc.	605,900	19,898
Westar Energy, Inc.	213,203	12,010
		60,484
Gas Utilities - 1.7%
Atmos Energy Corp.	211,140	15,392
National Fuel Gas Co.	192,311	10,577
South Jersey Industries, Inc.	275,300	7,953
		33,922
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	500,300	7,404
Talen Energy Corp. (a)	50,500	581
		7,985
Multi-Utilities - 1.0%
Avangrid, Inc.	156,400	6,572
Black Hills Corp. (b)	237,935	14,405
		20,977

TOTAL UTILITIES		123,368

TOTAL COMMON STOCKS
(Cost $1,906,821)		1,964,094
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% 8/25/16 (d)
(Cost $290)	290	290
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.40% (e)	56,851,487	$56,851
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	29,393,725	29,394
TOTAL MONEY MARKET FUNDS
(Cost $86,245)		86,245
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $1,993,356)		2,050,629
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(36,097)
NET ASSETS - 100%		$2,014,532

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
48 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	7,161	$21

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $290,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$73
Fidelity Securities Lending Cash Central Fund	310
Total	$383

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$242,472	$242,472	$--	$--
Consumer Staples	84,005	84,005	--	--
Energy	64,083	64,083	--	--
Financials	507,147	507,147	--	--
Health Care	177,015	177,015	--	--
Industrials	284,411	284,411	--	--
Information Technology	335,516	335,515	1	--
Materials	143,002	143,002	--	--
Telecommunication Services	3,075	3,075	--	--
Utilities	123,368	123,368	--	--
U.S. Government and Government Agency Obligations	290	--	290	--
Money Market Funds	86,245	86,245	--	--
Total Investments in Securities:	$2,050,629	$2,050,338	$291	$--
Derivative Instruments:
Assets
Futures Contracts	$21	$21	$--	$--
Total Assets	$21	$21	$--	$--
Total Derivative Instruments:	$21	$21	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$21	$0
Total Equity Risk	21	0
Total Value of Derivatives	$21	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,658) — See accompanying schedule: Unaffiliated issuers (cost $1,907,111)	$1,964,384
Fidelity Central Funds (cost $86,245)	86,245
Total Investments (cost $1,993,356)		$2,050,629
Cash		1,248
Receivable for investments sold		36,904
Receivable for fund shares sold		910
Dividends receivable		1,747
Distributions receivable from Fidelity Central Funds		93
Receivable for daily variation margin for derivative instruments		5
Prepaid expenses		1
Other receivables		34
Total assets		2,091,571
Liabilities
Payable for investments purchased	$39,430
Payable for fund shares redeemed	6,688
Accrued management fee	610
Distribution and service plan fees payable	487
Other affiliated payables	392
Other payables and accrued expenses	38
Collateral on securities loaned, at value	29,394
Total liabilities		77,039
Net Assets		$2,014,532
Net Assets consist of:
Paid in capital		$2,057,854
Undistributed net investment income		3,302
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(103,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,285
Net Assets		$2,014,532
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($550,806 ÷ 17,738.0 shares)		$31.05
Maximum offering price per share (100/94.25 of $31.05)		$32.94
Class T:
Net Asset Value and redemption price per share ($612,670 ÷ 19,635.0 shares)		$31.20
Maximum offering price per share (100/96.50 of $31.20)		$32.33
Class B:
Net Asset Value and offering price per share ($6,103 ÷ 214.8 shares)(a)		$28.41
Class C:
Net Asset Value and offering price per share ($143,041 ÷ 5,021.4 shares)(a)		$28.49
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($199,434 ÷ 6,169.2 shares)		$32.33
Class I:
Net Asset Value, offering price and redemption price per share ($502,478 ÷ 15,513.7 shares)		$32.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$15,939
Interest		2
Income from Fidelity Central Funds		383
Total income		16,324
Expenses
Management fee
Basic fee	$5,798
Performance adjustment	(1,227)
Transfer agent fees	2,260
Distribution and service plan fees	2,935
Accounting and security lending fees	324
Custodian fees and expenses	30
Independent trustees' fees and expenses	5
Registration fees	71
Audit	38
Legal	8
Interest	4
Miscellaneous	10
Total expenses before reductions	10,256
Expense reductions	(92)	10,164
Net investment income (loss)		6,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2)	(101,184)
Foreign currency transactions	4
Futures contracts	(313)
Total net realized gain (loss)		(101,493)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7)	51,176
Assets and liabilities in foreign currencies	3
Futures contracts	(198)
Total change in net unrealized appreciation (depreciation)		50,981
Net gain (loss)		(50,512)
Net increase (decrease) in net assets resulting from operations		$(44,352)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,160	$4,877
Net realized gain (loss)	(101,493)	274,812
Change in net unrealized appreciation (depreciation)	50,981	(264,502)
Net increase (decrease) in net assets resulting from operations	(44,352)	15,187
Distributions to shareholders from net investment income	(3,959)	(2,753)
Distributions to shareholders from net realized gain	(39,216)	–
Total distributions	(43,175)	(2,753)
Share transactions - net increase (decrease)	(301,058)	(166,510)
Total increase (decrease) in net assets	(388,585)	(154,076)
Net Assets
Beginning of period	2,403,117	2,557,193
End of period (including undistributed net investment income of $3,302 and undistributed net investment income of $1,101, respectively)	$2,014,532	$2,403,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.01	$31.80	$28.37	$22.16	$19.15	$19.22
Income from Investment Operations
Net investment income (loss)A	.09	.08	.08	.10	.09	.08B
Net realized and unrealized gain (loss)	(.48)	.13	3.36	6.29	3.02	(.15)
Total from investment operations	(.39)	.21	3.44	6.39	3.11	(.07)
Distributions from net investment income	(.04)	–	(.01)	(.14)	(.10)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–	–
Total distributions	(.57)	–	(.01)	(.18)	(.10)	–
Net asset value, end of period	$31.05	$32.01	$31.80	$28.37	$22.16	$19.15
Total ReturnC,D,E	(1.14)%	.66%	12.11%	29.07%	16.32%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.98%	1.05%	.95%	.94%	.92%
Expenses net of fee waivers, if any	.94%H	.98%	1.05%	.95%	.94%	.92%
Expenses net of all reductions	.93%H	.97%	1.05%	.92%	.94%	.91%
Net investment income (loss)	.61%H	.24%	.26%	.39%	.41%	.39%B
Supplemental Data
Net assets, end of period (in millions)	$551	$593	$652	$692	$593	$644
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.16	$32.02	$28.63	$22.36	$19.30	$19.41
Income from Investment Operations
Net investment income (loss)A	.06	–	.01	.04	.05	.04B
Net realized and unrealized gain (loss)	(.49)	.14	3.38	6.36	3.05	(.15)
Total from investment operations	(.43)	.14	3.39	6.40	3.10	(.11)
Distributions from net investment income	–	–	–	(.09)	(.04)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–	–
Total distributions	(.53)	–	–	(.13)	(.04)	–
Net asset value, end of period	$31.20	$32.16	$32.02	$28.63	$22.36	$19.30
Total ReturnC,D,E	(1.26)%	.44%	11.84%	28.80%	16.12%	(.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.22%	1.28%	1.16%	1.14%	1.11%
Expenses net of fee waivers, if any	1.17%H	1.21%	1.28%	1.16%	1.14%	1.11%
Expenses net of all reductions	1.16%H	1.21%	1.27%	1.13%	1.13%	1.10%
Net investment income (loss)	.38%H	.01%	.03%	.17%	.22%	.20%B
Supplemental Data
Net assets, end of period (in millions)	$613	$681	$794	$817	$755	$871
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.41	$29.47	$26.51	$20.71	$17.94	$18.15
Income from Investment Operations
Net investment income (loss)A	(.03)	(.18)	(.16)	(.10)	(.07)	(.07)B
Net realized and unrealized gain (loss)	(.44)	.12	3.12	5.90	2.84	(.14)
Total from investment operations	(.47)	(.06)	2.96	5.80	2.77	(.21)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.53)	–	–	–	–	–
Total distributions	(.53)	–	–	–	–	–
Net asset value, end of period	$28.41	$29.41	$29.47	$26.51	$20.71	$17.94
Total ReturnC,D,E	(1.52)%	(.20)%	11.17%	28.01%	15.44%	(1.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.83%	1.89%	1.76%	1.73%	1.71%
Expenses net of fee waivers, if any	1.78%H	1.83%	1.89%	1.76%	1.73%	1.71%
Expenses net of all reductions	1.77%H	1.82%	1.88%	1.74%	1.73%	1.70%
Net investment income (loss)	(.23)%H	(.61)%	(.58)%	(.43)%	(.38)%	(.40)%B
Supplemental Data
Net assets, end of period (in millions)	$6	$10	$16	$21	$22	$28
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.48	$29.51	$26.52	$20.73	$17.95	$18.15
Income from Investment Operations
Net investment income (loss)A	(.02)	(.15)	(.14)	(.09)	(.06)	(.07)B
Net realized and unrealized gain (loss)	(.44)	.12	3.13	5.91	2.84	(.13)
Total from investment operations	(.46)	(.03)	2.99	5.82	2.78	(.20)
Distributions from net investment income	–	–	–	(.02)	–	–
Distributions from net realized gain	(.53)	–	–	(.01)	–	–
Total distributions	(.53)	–	–	(.03)	–	–
Net asset value, end of period	$28.49	$29.48	$29.51	$26.52	$20.73	$17.95
Total ReturnC,D,E	(1.48)%	(.10)%	11.27%	28.09%	15.49%	(1.10)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.74%	1.80%	1.69%	1.68%	1.66%
Expenses net of fee waivers, if any	1.69%H	1.73%	1.80%	1.69%	1.68%	1.66%
Expenses net of all reductions	1.68%H	1.73%	1.80%	1.67%	1.68%	1.65%
Net investment income (loss)	(.14)%H	(.51)%	(.49)%	(.36)%	(.33)%	(.35)%B
Supplemental Data
Net assets, end of period (in millions)	$143	$155	$172	$172	$141	$150
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$33.34	$33.14	$29.56	$23.14	$21.20
Income from Investment Operations
Net investment income (loss)B	.13	.16	.16	.17	.09
Net realized and unrealized gain (loss)	(.50)	.14	3.49	6.54	1.85
Total from investment operations	(.37)	.30	3.65	6.71	1.94
Distributions from net investment income	(.12)	(.10)	(.07)	(.25)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–
Total distributions	(.64)C	(.10)	(.07)	(.29)	–
Net asset value, end of period	$32.33	$33.34	$33.14	$29.56	$23.14
Total ReturnD,E	(1.01)%	.90%	12.38%	29.36%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.75%	.81%	.71%	.59%H
Expenses net of fee waivers, if any	.70%H	.74%	.81%	.71%	.59%H
Expenses net of all reductions	.69%H	.74%	.81%	.69%	.58%H
Net investment income (loss)	.85%H	.48%	.50%	.62%	.86%H
Supplemental Data
Net assets, end of period (in millions)	$199	$486	$553	$225	$1
Portfolio turnover rateI	89%H	109%	89%	79%J	72%

 A For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.39	$33.22	$29.64	$23.14	$20.01	$20.02
Income from Investment Operations
Net investment income (loss)A	.13	.13	.16	.18	.15	.14B
Net realized and unrealized gain (loss)	(.50)	.14	3.50	6.56	3.15	(.15)
Total from investment operations	(.37)	.27	3.66	6.74	3.30	(.01)
Distributions from net investment income	(.11)	(.10)	(.08)	(.20)	(.17)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–	–
Total distributions	(.63)C	(.10)	(.08)	(.24)	(.17)	–
Net asset value, end of period	$32.39	$33.39	$33.22	$29.64	$23.14	$20.01
Total ReturnD,E	(1.01)%	.80%	12.39%	29.44%	16.66%	(.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.83%	.80%	.67%	.65%	.62%
Expenses net of fee waivers, if any	.71%H	.83%	.80%	.67%	.65%	.62%
Expenses net of all reductions	.71%H	.82%	.80%	.65%	.64%	.61%
Net investment income (loss)	.84%H	.39%	.51%	.66%	.71%	.69%B
Supplemental Data
Net assets, end of period (in millions)	$502	$479	$371	$214	$172	$234
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$216,130
Gross unrealized depreciation	(164,748)
Net unrealized appreciation (depreciation) on securities	$51,382
Tax cost	$1,999,247

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited Under the Regulated Investment Company Modernization Act of 2000 (the Act), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(250)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(313) and a change in net unrealized appreciation (depreciation) of $(198) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $939,992 and $1,237,645, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$675	$–
Class T	.25%	.25%	1,520	–
Class B	.75%	.25%	37	28
Class C	.75%	.25%	703	–
			$2,935	$28

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	8
Class B(a)	–(b)
Class C(a)	3
$24

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$571.21
Class T	594.19
Class B	11.30
Class C	150.21
Fidelity Stock Selector Mid Cap Fund	383.22
Class I	551.24
	$2,260

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$24,655.62%		$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $826. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $310, including $13 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $84 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$755	$–
Fidelity Stock Selector Mid Cap Fund	1,674	1,667
Class I	1,530	1,086
Total	$3,959	$2,753
From net realized gain
Class A	$9,744	$–
Class T	11,098	–
Class B	166	–
Class C	2,758	–
Fidelity Stock Selector Mid Cap Fund	7,708	–
Class I	7,742	–
Total	$39,216	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	575	1,378	$17,148	$44,847
Reinvestment of distributions	331	–	9,838	–
Shares redeemed	(1,679)	(3,369)	(49,826)	(109,342)
Net increase (decrease)	(773)	(1,991)	$(22,840)	$(64,495)
Class T
Shares sold	555	1,615	$16,476	$53,028
Reinvestment of distributions	356	–	10,639	–
Shares redeemed	(2,467)	(5,214)	(73,497)	(170,224)
Net increase (decrease)	(1,556)	(3,599)	$(46,382)	$(117,196)
Class B
Shares sold	1	2	$31	$36
Reinvestment of distributions	5	–	145	–
Shares redeemed	(116)	(219)	(3,150)	(6,583)
Net increase (decrease)	(110)	(217)	$(2,974)	$(6,547)
Class C
Shares sold	66	234	$1,829	$7,096
Reinvestment of distributions	90	–	2,469	–
Shares redeemed	(378)	(818)	(10,309)	(24,477)
Net increase (decrease)	(222)	(584)	$(6,011)	$(17,381)
Fidelity Stock Selector Mid Cap Fund
Shares sold	248	939	$7,634	$31,733
Reinvestment of distributions	300	49	9,281	1,651
Shares redeemed	(8,966)	(3,087)	(277,007)	(101,545)
Net increase (decrease)	(8,418)	(2,099)	$(260,092)	$(68,161)
Class I
Shares sold	3,466	5,194	$106,483	$175,072
Reinvestment of distributions	291	30	9,016	1,015
Shares redeemed	(2,583)	(2,041)	(78,258)	(68,817)
Net increase (decrease)	1,174	3,183	$37,241	$107,270

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.94%
Actual		$1,000.00	$988.60	$4.67
Hypothetical-C		$1,000.00	$1,020.30	$4.75
Class T	1.17%
Actual		$1,000.00	$987.40	$5.81
Hypothetical-C		$1,000.00	$1,019.15	$5.91
Class B	1.78%
Actual		$1,000.00	$984.80	$8.83
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Class C	1.69%
Actual		$1,000.00	$985.20	$8.39
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Fidelity Stock Selector Mid Cap Fund	.70%
Actual		$1,000.00	$989.90	$3.48
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Class I	.71%
Actual		$1,000.00	$989.90	$3.53
Hypothetical-C		$1,000.00	$1,021.45	$3.59

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

SKD-SANN-0716
1.940902.103

Fidelity Advisor® Equity Value Fund Class A, Class T, Class B, Class C and Class I Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.8	3.8
JPMorgan Chase & Co.	3.6	4.0
Berkshire Hathaway, Inc. Class B	3.1	3.0
General Electric Co.	3.0	3.4
Wells Fargo & Co.	2.7	3.3
EMC Corp.	2.5	2.4
Allergan PLC	2.2	1.5
Chevron Corp.	2.1	2.5
Apple, Inc.	2.0	1.1
Amgen, Inc.	1.9	1.7
	26.9

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	25.3
Health Care	16.3	15.1
Information Technology	14.9	16.4
Consumer Discretionary	10.6	10.0
Energy	9.1	9.3

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	93.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 18.3%

As of November 30, 2015*
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 13.9%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Hyundai Mobis	3,315	$710,053
Media - 8.0%
Cablevision Systems Corp. - NY Group Class A	34,300	1,189,524
CBS Corp. Class B	35,800	1,976,160
Charter Communications, Inc. (a)	1,711	374,606
Corus Entertainment, Inc. Class B (non-vtg.) (b)	73,600	706,057
Discovery Communications, Inc. Class A (a)	56,600	1,576,310
John Wiley & Sons, Inc. Class A	23,115	1,245,436
Starz Series A (a)	63,900	1,725,300
Time Warner, Inc.	14,900	1,127,334
Twenty-First Century Fox, Inc. Class A	61,300	1,770,344
Viacom, Inc. Class B (non-vtg.)	46,800	2,076,516
		13,767,587
Multiline Retail - 0.4%
Macy's, Inc.	19,347	642,514
Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.	16,300	729,425
GNC Holdings, Inc.	37,900	987,295
		1,716,720
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	14,200	1,331,960

TOTAL CONSUMER DISCRETIONARY		18,168,834

CONSUMER STAPLES - 3.8%
Beverages - 0.9%
C&C Group PLC	296,881	1,365,232
SABMiller PLC	3,800	236,358
		1,601,590
Food & Staples Retailing - 1.8%
CVS Health Corp.	12,300	1,186,335
Rite Aid Corp. (a)	121,300	934,010
Wal-Mart Stores, Inc.	12,800	905,984
		3,026,329
Food Products - 1.1%
Seaboard Corp. (a)	300	906,000
The J.M. Smucker Co.	7,479	965,913
		1,871,913

TOTAL CONSUMER STAPLES		6,499,832

ENERGY - 9.1%
Energy Equipment & Services - 0.4%
BW Offshore Ltd. (b)	1,534,900	177,973
National Oilwell Varco, Inc.	13,300	438,235
		616,208
Oil, Gas & Consumable Fuels - 8.7%
BW LPG Ltd.	80,080	401,951
Chevron Corp.	35,697	3,605,397
GasLog Ltd. (b)	32,500	404,625
GasLog Partners LP	38,800	788,416
Golar LNG Partners LP	54,700	930,447
Hoegh LNG Holdings Ltd.	10,100	111,979
Hoegh LNG Partners LP	23,600	422,204
Niska Gas Storage Partners LLC (a)	96,173	398,156
Phillips 66 Co.	21,800	1,751,848
Suncor Energy, Inc.	57,400	1,585,410
Teekay Corp.	133,000	1,399,160
Teekay LNG Partners LP	80,500	1,124,585
Teekay Offshore Partners LP	316,900	1,999,639
		14,923,817

TOTAL ENERGY		15,540,025

FINANCIALS - 26.1%
Banks - 10.5%
JPMorgan Chase & Co.	94,352	6,158,355
Regions Financial Corp.	213,600	2,099,688
SunTrust Banks, Inc.	52,200	2,287,404
U.S. Bancorp	65,966	2,824,664
Wells Fargo & Co.	89,932	4,561,351
		17,931,462
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	13,600	2,168,928
GP Investments Ltd. Class A (depositary receipt) (a)	175,100	341,129
		2,510,057
Consumer Finance - 3.3%
American Express Co.	15,700	1,032,432
Capital One Financial Corp.	19,618	1,436,822
Discover Financial Services	33,300	1,891,773
Synchrony Financial (a)	44,500	1,388,400
		5,749,427
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	37,469	5,265,893
Insurance - 5.3%
Allied World Assurance Co. Holdings AG	33,000	1,223,640
Allstate Corp.	22,900	1,545,979
Chubb Ltd.	14,400	1,823,184
FNF Group	27,280	953,436
FNFV Group (a)	36,192	435,028
Prudential PLC	46,872	934,495
The Travelers Companies, Inc.	18,387	2,098,692
		9,014,454
Real Estate Investment Trusts - 1.6%
American Capital Agency Corp.	35,701	674,392
Annaly Capital Management, Inc.	106,505	1,126,823
MFA Financial, Inc.	131,836	950,538
		2,751,753
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	47,500	1,417,875

TOTAL FINANCIALS		44,640,921

HEALTH CARE - 16.3%
Biotechnology - 4.2%
Amgen, Inc.	21,000	3,316,950
Baxalta, Inc.	48,200	2,180,086
Biogen, Inc. (a)	5,100	1,477,623
Dyax Corp. rights 12/31/19 (a)	58,900	140,182
		7,114,841
Health Care Equipment & Supplies - 0.5%
Alere, Inc. (a)	20,000	859,000
Health Care Providers & Services - 2.5%
Aetna, Inc.	4,100	464,243
Anthem, Inc.	4,500	594,720
Cigna Corp.	18,200	2,331,602
McKesson Corp.	4,900	897,386
		4,287,951
Pharmaceuticals - 9.1%
Allergan PLC (a)	15,900	3,748,425
Johnson & Johnson	56,692	6,388,622
Sanofi SA sponsored ADR	50,300	2,072,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,732	3,305,779
		15,515,186

TOTAL HEALTH CARE		27,776,978

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.1%
United Technologies Corp.	18,400	1,850,672
Industrial Conglomerates - 3.0%
General Electric Co.	171,100	5,172,353
Machinery - 1.6%
Deere & Co.	32,410	2,667,019
Professional Services - 1.4%
Dun & Bradstreet Corp.	18,800	2,385,720
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	24,300	949,887

TOTAL INDUSTRIALS		13,025,651

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 3.4%
Cisco Systems, Inc.	93,882	2,727,272
Harris Corp.	30,400	2,394,608
Juniper Networks, Inc.	32,200	753,802
		5,875,682
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	13,398	803,880
Internet Software & Services - 2.7%
Alphabet, Inc. Class A	3,900	2,920,515
eBay, Inc. (a)	67,800	1,658,388
		4,578,903
IT Services - 0.9%
The Western Union Co.	82,500	1,604,625
Software - 1.9%
Oracle Corp.	47,087	1,892,897
VMware, Inc. Class A (a)(b)	21,200	1,283,872
		3,176,769
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	34,900	3,485,114
EMC Corp.	151,000	4,220,450
Samsung Electronics Co. Ltd.	1,614	1,751,592
		9,457,156

TOTAL INFORMATION TECHNOLOGY		25,497,015

MATERIALS - 3.2%
Chemicals - 2.6%
CF Industries Holdings, Inc.	79,975	2,212,109
LyondellBasell Industries NV Class A	28,400	2,310,624
		4,522,733
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	72,500	971,500

TOTAL MATERIALS		5,494,233

UTILITIES - 1.5%
Electric Utilities - 1.5%
Exelon Corp.	72,900	2,498,283
TOTAL COMMON STOCKS
(Cost $151,082,037)		159,141,772

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 0.40% (c)	11,451,165	11,451,165
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	1,981,272	1,981,272
TOTAL MONEY MARKET FUNDS
(Cost $13,432,437)		13,432,437
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $164,514,474)		172,574,209
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,679,353)
NET ASSETS - 100%		$170,894,856

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,882
Fidelity Securities Lending Cash Central Fund	12,540
Total	$23,422

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$18,168,834	$18,168,834	$--	$--
Consumer Staples	6,499,832	6,499,832	--	--
Energy	15,540,025	15,540,025	--	--
Financials	44,640,921	43,706,426	934,495	--
Health Care	27,776,978	27,636,796	--	140,182
Industrials	13,025,651	13,025,651	--	--
Information Technology	25,497,015	25,497,015	--	--
Materials	5,494,233	5,494,233	--	--
Utilities	2,498,283	2,498,283	--	--
Money Market Funds	13,432,437	13,432,437	--	--
Total Investments in Securities:	$172,574,209	$171,499,532	$934,495	$140,182

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
Marshall Islands	3.5%
Ireland	3.0%
Switzerland	2.3%
Israel	1.9%
Netherlands	1.8%
Korea (South)	1.4%
Canada	1.3%
France	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,899,822) — See accompanying schedule: Unaffiliated issuers (cost $151,082,037)	$159,141,772
Fidelity Central Funds (cost $13,432,437)	13,432,437
Total Investments (cost $164,514,474)		$172,574,209
Cash		179
Foreign currency held at value (cost $54,297)		54,297
Receivable for fund shares sold		259,052
Dividends receivable		418,112
Distributions receivable from Fidelity Central Funds		4,916
Prepaid expenses		55
Other receivables		1,859
Total assets		173,312,679
Liabilities
Payable for fund shares redeemed	$214,417
Accrued management fee	96,043
Distribution and service plan fees payable	57,522
Other affiliated payables	36,355
Other payables and accrued expenses	32,214
Collateral on securities loaned, at value	1,981,272
Total liabilities		2,417,823
Net Assets		$170,894,856
Net Assets consist of:
Paid in capital		$164,717,263
Undistributed net investment income		619,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,501,483)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,059,513
Net Assets		$170,894,856
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($73,760,785 ÷ 4,769,459 shares)		$15.47
Maximum offering price per share (100/94.25 of $15.47)		$16.41
Class T:
Net Asset Value and redemption price per share ($39,257,815 ÷ 2,540,032 shares)		$15.46
Maximum offering price per share (100/96.50 of $15.46)		$16.02
Class B:
Net Asset Value and offering price per share ($1,302,512 ÷ 84,480 shares)(a)		$15.42
Class C:
Net Asset Value and offering price per share ($31,179,989 ÷ 2,061,582 shares)(a)		$15.12
Class I:
Net Asset Value, offering price and redemption price per share ($25,393,755 ÷ 1,616,759 shares)		$15.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$1,898,259
Interest		283
Income from Fidelity Central Funds		23,422
Total income		1,921,964
Expenses
Management fee
Basic fee	$435,416
Performance adjustment	71,907
Transfer agent fees	181,873
Distribution and service plan fees	326,336
Accounting and security lending fees	31,083
Custodian fees and expenses	9,693
Independent trustees' fees and expenses	342
Registration fees	61,296
Audit	33,572
Legal	1,907
Miscellaneous	484
Total expenses before reductions	1,153,909
Expense reductions	(41,080)	1,112,829
Net investment income (loss)		809,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(659,840)
Foreign currency transactions	(245)
Futures contracts	58,155
Total net realized gain (loss)		(601,930)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,515,278
Assets and liabilities in foreign currencies	114
Total change in net unrealized appreciation (depreciation)		2,515,392
Net gain (loss)		1,913,462
Net increase (decrease) in net assets resulting from operations		$2,722,597

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$809,135	$2,901,174
Net realized gain (loss)	(601,930)	3,727,271
Change in net unrealized appreciation (depreciation)	2,515,392	(9,228,700)
Net increase (decrease) in net assets resulting from operations	2,722,597	(2,600,255)
Distributions to shareholders from net investment income	(2,090,312)	(1,112,123)
Distributions to shareholders from net realized gain	(1,416,760)	–
Total distributions	(3,507,072)	(1,112,123)
Share transactions - net increase (decrease)	13,975,992	52,856,883
Total increase (decrease) in net assets	13,191,517	49,144,505
Net Assets
Beginning of period	157,703,339	108,558,834
End of period (including undistributed net investment income of $619,563 and undistributed net investment income of $1,900,740, respectively)	$170,894,856	$157,703,339

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.66	$16.00	$13.93	$10.60	$9.09	$8.85
Income from Investment Operations
Net investment income (loss)A	.09	.35B	.17	.13	.12	.06
Net realized and unrealized gain (loss)	.09	(.50)C	2.01	3.33	1.44	.27
Total from investment operations	.18	(.15)	2.18	3.46	1.56	.33
Distributions from net investment income	(.23)	(.19)	(.11)	(.13)	(.05)	(.09)
Distributions from net realized gain	(.14)	–	–	–	–	–
Total distributions	(.37)	(.19)	(.11)	(.13)	(.05)	(.09)
Net asset value, end of period	$15.47	$15.66	$16.00	$13.93	$10.60	$9.09
Total ReturnD,E,F	1.27%	(.91)%C	15.79%	33.09%	17.27%	3.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.24%	1.23%	1.22%	1.30%	1.27%
Expenses net of fee waivers, if any	1.25%I	1.23%	1.23%	1.22%	1.25%	1.25%
Expenses net of all reductions	1.24%I	1.23%	1.23%	1.20%	1.25%	1.25%
Net investment income (loss)	1.18%I	2.23%B	1.15%	1.07%	1.20%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$73,761	$67,005	$50,957	$39,538	$29,282	$27,910
Portfolio turnover rateJ	54%I	49%	68%	68%	77%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (.99)%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$15.96	$13.90	$10.57	$9.06	$8.81
Income from Investment Operations
Net investment income (loss)A	.07	.31B	.13	.10	.09	.03
Net realized and unrealized gain (loss)	.09	(.50)C	2.01	3.34	1.44	.28
Total from investment operations	.16	(.19)	2.14	3.44	1.53	.31
Distributions from net investment income	(.18)	(.15)	(.08)	(.11)	(.02)	(.06)
Distributions from net realized gain	(.14)	–	–	–	–	–
Total distributions	(.32)	(.15)	(.08)	(.11)	(.02)	(.06)
Net asset value, end of period	$15.46	$15.62	$15.96	$13.90	$10.57	$9.06
Total ReturnD,E,F	1.15%	(1.19)%C	15.46%	32.82%	16.94%	3.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.56%I	1.50%	1.49%	1.48%	1.55%	1.53%
Expenses net of fee waivers, if any	1.50%I	1.50%	1.49%	1.48%	1.50%	1.50%
Expenses net of all reductions	1.49%I	1.50%	1.49%	1.46%	1.50%	1.50%
Net investment income (loss)	.93%I	1.96%B	.88%	.81%	.95%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$39,258	$34,643	$31,087	$27,241	$21,212	$21,319
Portfolio turnover rateJ	54%I	49%	68%	68%	77%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (1.27)%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.49	$15.81	$13.76	$10.45	$8.98	$8.73
Income from Investment Operations
Net investment income (loss)A	.03	.23B	.06	.04	.04	(.01)
Net realized and unrealized gain (loss)	.09	(.49)C	1.99	3.31	1.43	.27
Total from investment operations	.12	(.26)	2.05	3.35	1.47	.26
Distributions from net investment income	(.05)	(.06)	–	(.04)	–	(.01)
Distributions from net realized gain	(.14)	–	–	–	–	–
Total distributions	(.19)	(.06)	–	(.04)	–	(.01)
Net asset value, end of period	$15.42	$15.49	$15.81	$13.76	$10.45	$8.98
Total ReturnD,E,F	.83%	(1.65)%C	14.90%	32.13%	16.37%	2.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.12%I	2.08%	2.04%	1.99%	2.06%	2.02%
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	1.99%	2.00%	2.00%
Expenses net of all reductions	1.99%I	2.00%	1.99%	1.97%	2.00%	2.00%
Net investment income (loss)	.43%I	1.46%B	.38%	.30%	.45%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,303	$1,776	$2,738	$2,886	$2,981	$3,884
Portfolio turnover rateJ	54%I	49%	68%	68%	77%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (1.73)%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$15.63	$13.63	$10.37	$8.91	$8.67
Income from Investment Operations
Net investment income (loss)A	.03	.23B	.06	.04	.04	(.01)
Net realized and unrealized gain (loss)	.08	(.49)C	1.97	3.28	1.42	.27
Total from investment operations	.11	(.26)	2.03	3.32	1.46	.26
Distributions from net investment income	(.12)	(.10)	(.03)	(.06)	–	(.02)
Distributions from net realized gain	(.14)	–	–	–	–	–
Total distributions	(.26)	(.10)	(.03)	(.06)	–	(.02)
Net asset value, end of period	$15.12	$15.27	$15.63	$13.63	$10.37	$8.91
Total ReturnD,E,F	.81%	(1.68)%C	14.90%	32.16%	16.39%	2.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.05%I	2.00%	2.00%	1.97%	2.05%	2.02%
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.99%I	2.00%	1.99%	1.96%	2.00%	2.00%
Net investment income (loss)	.43%I	1.46%B	.38%	.32%	.45%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$31,180	$28,295	$18,614	$12,329	$8,785	$8,922
Portfolio turnover rateJ	54%I	49%	68%	68%	77%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (1.76)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Equity Value Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.93	$16.27	$14.16	$10.75	$9.22	$8.97
Income from Investment Operations
Net investment income (loss)A	.11	.40B	.22	.17	.15	.08
Net realized and unrealized gain (loss)	.09	(.50)C	2.04	3.39	1.45	.29
Total from investment operations	.20	(.10)	2.26	3.56	1.60	.37
Distributions from net investment income	(.28)	(.24)	(.15)	(.15)	(.07)	(.12)
Distributions from net realized gain	(.14)	–	–	–	–	–
Total distributions	(.42)	(.24)	(.15)	(.15)	(.07)	(.12)
Net asset value, end of period	$15.71	$15.93	$16.27	$14.16	$10.75	$9.22
Total ReturnD,E	1.38%	(.60)%C	16.16%	33.61%	17.49%	4.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	.93%	.91%	.89%	.96%	1.01%
Expenses net of fee waivers, if any	1.00%H	.93%	.91%	.89%	.96%	1.00%
Expenses net of all reductions	.99%H	.93%	.91%	.87%	.96%	1.00%
Net investment income (loss)	1.43%H	2.53%B	1.46%	1.40%	1.49%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$25,394	$25,984	$5,162	$3,126	$2,123	$3,381
Portfolio turnover rateI	54%H	49%	68%	68%	77%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (.68)%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,706,184
Gross unrealized depreciation	(9,022,149)
Net unrealized appreciation (depreciation) on securities	$7,684,035
Tax cost	$164,890,174

The Fund elected to defer to its next fiscal year approximately $1,510,201 of capital losses recognized during the period November 1, 2015 to November 30, 2015.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $58,155 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,314,693 and $41,574,385, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$86,174	$126
Class T	.25%	.25%	89,075	–
Class B	.75%	.25%	7,395	5,546
Class C	.75%	.25%	143,692	23,366
			$326,336	$29,038

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,918
Class T	9,096
Class B(a)	145
Class C(a)	1,598
$33,757

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$77,413.22
Class T	43,734.24
Class B	2,266.31
Class C	35,036.24
Class I	23,424.20
	$181,873

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,902 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,540. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$12,702
Class T	1.50%	9,992
Class B	2.00%	861
Class C	2.00%	8,246
Class I	1.00%	1,320
		$33,121

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,377 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $557.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$991,508	$615,978
Class T	407,377	290,749
Class B	5,745	10,041
Class C	229,480	117,971
Class I	456,202	77,384
Total	$2,090,312	$1,112,123
From net realized gain
Class A	$600,914	$–
Class T	309,961	–
Class B	15,771	–
Class C	261,196	–
Class I	228,918	–
Total	$1,416,760	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	1,107,098	2,015,005	$16,145,692	$32,448,584
Reinvestment of distributions	104,688	38,605	1,546,248	595,591
Shares redeemed	(720,175)	(960,120)	(10,798,963)	(15,261,622)
Net increase (decrease)	491,611	1,093,490	$6,892,977	$17,782,553
Class T
Shares sold	552,643	826,030	$7,915,702	$13,376,322
Reinvestment of distributions	47,581	18,532	703,253	286,169
Shares redeemed	(277,459)	(575,170)	(4,116,359)	(9,138,418)
Net increase (decrease)	322,765	269,392	$4,502,596	$4,524,073
Class B
Shares sold	10,811	35,557	$153,477	$577,356
Reinvestment of distributions	1,401	629	20,707	9,736
Shares redeemed	(42,420)	(94,699)	(625,589)	(1,497,315)
Net increase (decrease)	(30,208)	(58,513)	$(451,405)	$(910,223)
Class C
Shares sold	372,748	1,023,935	$5,436,162	$15,818,813
Reinvestment of distributions	31,568	7,049	457,733	107,103
Shares redeemed	(195,575)	(369,314)	(2,806,383)	(5,731,970)
Net increase (decrease)	208,741	661,670	$3,087,512	$10,193,946
Class I
Shares sold	538,858	1,650,138	$8,144,705	$26,551,745
Reinvestment of distributions	30,682	4,819	459,926	75,344
Shares redeemed	(583,766)	(341,188)	(8,660,319)	(5,360,555)
Net increase (decrease)	(14,226)	1,313,769	$(55,688)	$21,266,534

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	1.25%
Actual		$1,000.00	$1,012.70	$6.29
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class T	1.50%
Actual		$1,000.00	$1,011.50	$7.54
Hypothetical-C		$1,000.00	$1,017.50	$7.57
Class B	2.00%
Actual		$1,000.00	$1,008.30	$10.04
Hypothetical-C		$1,000.00	$1,015.00	$10.08
Class C	2.00%
Actual		$1,000.00	$1,008.10	$10.04
Hypothetical-C		$1,000.00	$1,015.00	$10.08
Class I	1.00%
Actual		$1,000.00	$1,013.80	$5.03
Hypothetical-C		$1,000.00	$1,020.00	$5.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEV-SANN-0716
1.759108.115

Fidelity Advisor® Series Small Cap Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
CDW Corp.	2.6	2.6
Primerica, Inc.	2.4	2.3
Syntel, Inc.	2.2	2.3
Standex International Corp.	1.9	1.7
Stamps.com, Inc.	1.8	1.2
SYNNEX Corp.	1.8	2.2
PolyOne Corp.	1.7	1.7
MEDNAX, Inc.	1.7	0.8
The Ensign Group, Inc.	1.7	2.0
West Corp.	1.7	2.2
	19.5

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	22.7
Information Technology	17.2	22.1
Health Care	16.5	14.0
Industrials	14.0	16.8
Consumer Discretionary	11.7	9.5

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks and Equity Futures	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 18.3%

As of November 30, 2015*
Stocks and Equity Futures	98.8%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 13.3%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
Gentex Corp.	246,500	$4,086,970
Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc. (a)	82,200	3,432,672
Meiko Network Japan Co. Ltd.	222,100	2,566,323
Tsukada Global Holdings, Inc.	392,500	2,604,101
		8,603,096
Household Durables - 1.5%
Tupperware Brands Corp.	121,600	6,880,128
Internet & Catalog Retail - 1.4%
Duluth Holdings, Inc. (b)	78,900	2,090,850
HSN, Inc.	82,200	4,304,814
		6,395,664
Specialty Retail - 5.1%
Aarons, Inc. Class A	127,300	3,195,230
Hibbett Sports, Inc. (a)(b)	126,500	4,369,310
Sally Beauty Holdings, Inc. (a)	158,900	4,563,608
Select Comfort Corp. (a)	230,100	5,158,842
The Buckle, Inc.	119,231	2,948,583
Williams-Sonoma, Inc.	65,700	3,484,728
		23,720,301
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd. (a)	118,500	4,065,735

TOTAL CONSUMER DISCRETIONARY		53,751,894

CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Britvic PLC	139,000	1,359,921
Food & Staples Retailing - 2.2%
Sundrug Co. Ltd.	54,500	4,479,824
Tsuruha Holdings, Inc.	52,000	5,385,398
		9,865,222

TOTAL CONSUMER STAPLES		11,225,143

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Delek Logistics Partners LP	76,392	2,015,985
World Fuel Services Corp.	121,615	5,590,642
		7,606,627
FINANCIALS - 22.1%
Banks - 5.0%
Allegiance Bancshares, Inc. (a)(b)	63,420	1,514,470
Bank of the Ozarks, Inc.	92,200	3,587,502
ConnectOne Bancorp, Inc.	259,900	4,116,816
East West Bancorp, Inc.	72,800	2,810,080
German American Bancorp, Inc.	90,897	2,925,974
Investors Bancorp, Inc.	360,699	4,317,567
Wilshire Bancorp, Inc.	303,400	3,467,862
		22,740,271
Consumer Finance - 0.9%
PRA Group, Inc. (a)	46,100	1,268,211
SLM Corp. (a)	430,000	2,954,100
		4,222,311
Diversified Financial Services - 0.4%
Scandinavian Tobacco Group A/S	122,426	2,003,591
Insurance - 7.0%
Allied World Assurance Co. Holdings AG	46,100	1,709,388
CNO Financial Group, Inc.	250,800	5,088,732
Enstar Group Ltd. (a)	21,500	3,351,205
Hanover Insurance Group, Inc.	25,000	2,167,000
James River Group Holdings Ltd.	89,127	3,150,639
National Western Life Group, Inc.	600	128,106
Primerica, Inc.	199,259	11,180,422
Reinsurance Group of America, Inc.	54,200	5,373,388
		32,148,880
Real Estate Investment Trusts - 2.5%
National Health Investors, Inc.	60,500	4,224,715
Tanger Factory Outlet Centers, Inc.	112,200	3,951,684
VEREIT, Inc.	333,000	3,193,470
		11,369,869
Real Estate Management & Development - 4.9%
CBRE Group, Inc. (a)	173,400	5,175,990
Daito Trust Construction Co. Ltd.	18,000	2,608,006
Jones Lang LaSalle, Inc.	45,900	5,409,774
Open House Co. Ltd.	69,600	1,845,094
Relo Holdings Corp.	23,400	3,186,620
Savills PLC	127,900	1,440,272
Sumitomo Real Estate Sales Co. Ltd.	86,200	1,678,370
Takara Leben Co. Ltd.	181,300	1,248,242
		22,592,368
Thrifts & Mortgage Finance - 1.4%
BofI Holding, Inc. (a)(b)	67,900	1,274,483
Meridian Bancorp, Inc.	165,610	2,484,150
Oritani Financial Corp.	150,500	2,520,875
		6,279,508

TOTAL FINANCIALS		101,356,798

HEALTH CARE - 16.5%
Biotechnology - 1.5%
United Therapeutics Corp. (a)	57,500	6,846,525
Health Care Equipment & Supplies - 1.4%
Ansell Ltd. (a)	123,584	1,706,912
Fukuda Denshi Co. Ltd.	21,900	1,119,275
LivaNova PLC (a)	72,000	3,514,320
		6,340,507
Health Care Providers & Services - 8.5%
Aceto Corp.	197,200	4,399,532
HealthSouth Corp.	180,800	7,289,856
MEDNAX, Inc. (a)	115,620	7,914,189
Patterson Companies, Inc.	76,000	3,709,560
Providence Service Corp. (a)	98,600	4,689,416
Ryman Healthcare Group Ltd.	152,588	991,114
Ship Healthcare Holdings, Inc.	43,300	1,228,548
Sigma Pharmaceuticals Ltd.	983,479	874,296
The Ensign Group, Inc.	394,400	7,828,840
		38,925,351
Life Sciences Tools & Services - 2.7%
Gerresheimer AG	18,200	1,448,701
PAREXEL International Corp. (a)	63,000	3,962,070
VWR Corp. (a)	247,700	7,148,622
		12,559,393
Pharmaceuticals - 2.4%
Jazz Pharmaceuticals PLC (a)	30,000	4,546,800
Kaken Pharmaceutical Co. Ltd.	31,900	1,798,612
Sawai Pharmaceutical Co. Ltd.	50,200	3,560,501
Towa Pharmaceutical Co. Ltd.	21,800	1,168,555
		11,074,468

TOTAL HEALTH CARE		75,746,244

INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
Engility Holdings, Inc. (a)	84,900	1,997,697
Moog, Inc. Class A (a)	78,924	4,256,371
Teledyne Technologies, Inc. (a)	32,900	3,228,477
		9,482,545
Air Freight & Logistics - 0.1%
Hub Group, Inc. Class A (a)	10,035	401,601
Commercial Services & Supplies - 4.9%
Coor Service Management Holding AB	207,400	997,050
Deluxe Corp.	80,700	5,255,991
Mitie Group PLC	937,800	3,826,226
UniFirst Corp.	41,100	4,754,037
West Corp.	355,700	7,505,270
		22,338,574
Electrical Equipment - 1.3%
EnerSys	101,900	6,126,228
Machinery - 3.0%
Federal Signal Corp.	221,488	2,881,559
Hy-Lok Corp.	120,411	2,584,187
Standex International Corp.	98,700	8,554,329
		14,020,075
Marine - 0.4%
SITC International Holdings Co. Ltd.	3,182,000	1,826,300
Professional Services - 2.2%
Benefit One, Inc.	184,200	4,950,153
CEB, Inc.	81,210	5,177,950
		10,128,103

TOTAL INDUSTRIALS		64,323,426

INFORMATION TECHNOLOGY - 17.2%
Electronic Equipment & Components - 6.6%
CDW Corp.	279,400	11,891,263
Insight Enterprises, Inc. (a)	230,100	6,244,914
SYNNEX Corp.	89,713	8,172,854
Zebra Technologies Corp. Class A (a)	69,700	3,701,767
		30,010,798
Internet Software & Services - 1.8%
Stamps.com, Inc. (a)	92,500	8,416,575
IT Services - 7.9%
Blackhawk Network Holdings, Inc. (a)	185,900	6,398,678
Cardtronics, Inc. (a)	60,900	2,392,761
EVERTEC, Inc.	233,100	3,568,761
Global Payments, Inc.	57,800	4,490,482
MoneyGram International, Inc. (a)	5,836	37,876
Perficient, Inc. (a)	98,600	2,065,670
Syntel, Inc. (a)	221,900	10,225,152
WEX, Inc. (a)	77,200	7,122,472
		36,301,852
Software - 0.9%
NIIT Technologies Ltd.	294,533	2,126,870
Verint Systems, Inc. (a)	6,600	217,734
Zensar Technologies Ltd.	117,836	1,662,749
		4,007,353

TOTAL INFORMATION TECHNOLOGY		78,736,578

MATERIALS - 3.3%
Chemicals - 2.4%
Ingevity Corp. (a)	86,900	2,532,266
Innospec, Inc.	6,900	335,064
PolyOne Corp.	213,600	8,003,592
		10,870,922
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	8,500	434,690
Paper & Forest Products - 0.8%
Neenah Paper, Inc.	55,045	3,819,573

TOTAL MATERIALS		15,125,185

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
APT Satellite Holdings Ltd.	618,750	467,402
Asia Satellite Telecommunications Holdings Ltd.	129,500	181,649
		649,051
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (Israel) (a)	32,400	269,615
Partner Communications Co. Ltd. (a)	39,845	212,944
		482,559

TOTAL TELECOMMUNICATION SERVICES		1,131,610

UTILITIES - 0.7%
Gas Utilities - 0.6%
Amerigas Partners LP	40,900	1,876,492
Star Gas Partners LP	100,800	865,872
		2,742,364
Multi-Utilities - 0.1%
Telecom Plus PLC (b)	20,800	310,897

TOTAL UTILITIES		3,053,261

TOTAL COMMON STOCKS
(Cost $374,282,195)		412,056,766
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.31% 7/28/16 to 8/18/16 (c)
(Cost $2,229,048)	2,230,000	2,228,928
	Shares	Value

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 0.40% (d)	40,052,511	$40,052,511
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	8,912,519	8,912,519
TOTAL MONEY MARKET FUNDS
(Cost $48,965,030)		48,965,030
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $425,476,273)		463,250,724
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,083,714)
NET ASSETS - 100%		$458,167,010

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
314 ICE Russell 2000 Index Contracts (United States)	June 2016	36,216,760	$731,011

The face value of futures purchased as a percentage of Net Assets is 7.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,927,109.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,413
Fidelity Securities Lending Cash Central Fund	56,354
Total	$115,767

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$53,751,894	$48,581,470	$5,170,424	$--
Consumer Staples	11,225,143	1,359,921	9,865,222	--
Energy	7,606,627	7,606,627	--	--
Financials	101,356,798	90,790,466	10,566,332	--
Health Care	75,746,244	66,870,753	8,875,491	--
Industrials	64,323,426	59,373,273	4,950,153	--
Information Technology	78,736,578	78,736,578	--	--
Materials	15,125,185	15,125,185	--	--
Telecommunication Services	1,131,610	1,131,610	--	--
Utilities	3,053,261	3,053,261	--	--
U.S. Government and Government Agency Obligations	2,228,928	--	2,228,928	--
Money Market Funds	48,965,030	48,965,030	--	--
Total Investments in Securities:	$463,250,724	$421,594,174	$41,656,550	$--
Derivative Instruments:
Assets
Futures Contracts	$731,011	$731,011	$--	$--
Total Assets	$731,011	$731,011	$--	$--
Total Derivative Instruments:	$731,011	$731,011	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$25,431,243
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$731,011	$0
Total Equity Risk	731,011	0
Total Value of Derivatives	$731,011	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
Japan	8.7%
United Kingdom	2.3%
Bermuda	1.5%
Ireland	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,684,835) — See accompanying schedule: Unaffiliated issuers (cost $376,511,243)	$414,285,694
Fidelity Central Funds (cost $48,965,030)	48,965,030
Total Investments (cost $425,476,273)		$463,250,724
Foreign currency held at value (cost $116,525)		116,538
Receivable for investments sold		8,381,679
Receivable for fund shares sold		11,295
Dividends receivable		376,964
Distributions receivable from Fidelity Central Funds		19,030
Receivable for daily variation margin for derivative instruments		103,620
Prepaid expenses		164
Other receivables		3,764
Total assets		472,263,778
Liabilities
Payable to custodian bank	$705,698
Payable for investments purchased	3,364,249
Payable for fund shares redeemed	716,965
Accrued management fee	285,485
Other affiliated payables	80,375
Other payables and accrued expenses	31,477
Collateral on securities loaned, at value	8,912,519
Total liabilities		14,096,768
Net Assets		$458,167,010
Net Assets consist of:
Paid in capital		$438,049,561
Undistributed net investment income		334,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,724,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,507,899
Net Assets, for 44,573,144 shares outstanding		$458,167,010
Net Asset Value, offering price and redemption price per share ($458,167,010 ÷ 44,573,144 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$2,959,408
Interest		2,600
Income from Fidelity Central Funds		115,767
Total income		3,077,775
Expenses
Management fee
Basic fee	$1,550,560
Performance adjustment	225,744
Transfer agent fees	397,357
Accounting and security lending fees	88,370
Custodian fees and expenses	20,495
Independent trustees' fees and expenses	983
Audit	36,844
Legal	261
Miscellaneous	1,970
Total expenses before reductions	2,322,584
Expense reductions	(14,328)	2,308,256
Net investment income (loss)		769,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,569,778)
Foreign currency transactions	(10,648)
Futures contracts	(317,943)
Total net realized gain (loss)		(17,898,369)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $238,915)	(1,525,210)
Assets and liabilities in foreign currencies	10,501
Futures contracts	(119,692)
Total change in net unrealized appreciation (depreciation)		(1,634,401)
Net gain (loss)		(19,532,770)
Net increase (decrease) in net assets resulting from operations		$(18,763,251)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$769,519	$1,512,532
Net realized gain (loss)	(17,898,369)	21,148,401
Change in net unrealized appreciation (depreciation)	(1,634,401)	(1,844,045)
Net increase (decrease) in net assets resulting from operations	(18,763,251)	20,816,888
Distributions to shareholders from net investment income	(1,156,042)	(873,571)
Distributions to shareholders from net realized gain	(21,339,829)	(14,905,741)
Total distributions	(22,495,871)	(15,779,312)
Share transactions
Proceeds from sales of shares	39,396,559	62,308,107
Reinvestment of distributions	22,495,872	15,779,312
Cost of shares redeemed	(46,032,536)	(117,385,403)
Net increase (decrease) in net assets resulting from share transactions	15,859,895	(39,297,984)
Total increase (decrease) in net assets	(25,399,227)	(34,260,408)
Net Assets
Beginning of period	483,566,237	517,826,645
End of period (including undistributed net investment income of $334,512 and undistributed net investment income of $721,035, respectively)	$458,167,010	$483,566,237
Other Information
Shares
Sold	4,083,356	5,521,950
Issued in reinvestment of distributions	2,149,872	1,453,584
Redeemed	(4,598,027)	(10,299,915)
Net increase (decrease)	1,635,201	(3,324,381)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Small Cap Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.19	$10.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.03C	.02	–D,E
Net realized and unrealized gain (loss)	(.48)	.38	.82	.39
Total from investment operations	(.46)	.41	.84	.39
Distributions from net investment income	(.03)	(.02)	(.01)	–
Distributions from net realized gain	(.50)	(.32)	(.03)	–
Total distributions	(.52)F	(.34)	(.04)	–
Net asset value, end of period	$10.28	$11.26	$11.19	$10.39
Total ReturnG,H	(4.11)%	3.81%	8.12%	3.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.05%K	1.04%	.94%	1.07%K
Expenses net of fee waivers, if any	1.04%K	1.03%	.94%	.95%K
Expenses net of all reductions	1.04%K	1.02%	.94%	.95%K
Net investment income (loss)	.35%K	.30%C	.16%	(.25)%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$458,167	$483,566	$517,827	$485,539
Portfolio turnover rateL	77%K	35%	58%	4%M

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

 E Amount represents less than $.005 per share.

 F Total distributions of $.52 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.496 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$57,595,015
Gross unrealized depreciation	(20,049,765)
Net unrealized appreciation (depreciation) on securities	$37,545,250
Tax cost	$425,705,474

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(317,943) and a change in net unrealized appreciation (depreciation) of $(119,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $159,677,588 and $179,731,063, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,154 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $397 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56,354. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,660 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,668.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	1.04%	$1,000.00	$958.90	$5.09
Hypothetical-C		$1,000.00	$1,019.80	$5.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AXS5-SANN-0716
1.967944.102

Fidelity Advisor® Series Equity Growth Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	12.7	11.5
Alphabet, Inc. Class A	8.1	6.6
Gilead Sciences, Inc.	3.3	5.5
Amazon.com, Inc.	3.2	2.8
Salesforce.com, Inc.	3.0	2.8
Home Depot, Inc.	2.7	2.6
Danaher Corp.	2.6	2.4
Electronic Arts, Inc.	2.3	1.9
Visa, Inc. Class A	2.1	2.0
Alphabet, Inc. Class C	2.1	1.2
	42.1

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.4	42.0
Consumer Discretionary	15.1	16.7
Health Care	12.0	16.4
Industrials	9.9	10.6
Financials	7.7	6.8

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	92.2%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 7.2%

As of November 30, 2015*
Stocks	96.4%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 14.8%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 2.0%
Tesla Motors, Inc. (a)	80,900	$18,059,307
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	55,500	3,595,845
Houghton Mifflin Harcourt Co. (a)	73,500	1,264,200
Nord Anglia Education, Inc. (a)	81,129	1,802,686
		6,662,731
Hotels, Restaurants & Leisure - 3.3%
Buffalo Wild Wings, Inc. (a)	4,600	668,794
Dave & Buster's Entertainment, Inc. (a)	90,900	3,547,827
Domino's Pizza, Inc.	54,289	6,562,454
Popeyes Louisiana Kitchen, Inc. (a)	38,600	2,243,432
Starbucks Corp.	308,800	16,950,032
Wingstop, Inc.(b)	18,800	524,520
		30,497,059
Household Durables - 0.5%
Harman International Industries, Inc.	65,100	5,093,424
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	40,900	29,562,111
Netflix, Inc. (a)	28,700	2,943,759
NutriSystem, Inc.	38,600	1,047,604
		33,553,474
Media - 0.2%
Sirius XM Holdings, Inc. (a)	534,400	2,148,288
Specialty Retail - 4.1%
AutoZone, Inc. (a)	7,100	5,411,620
Five Below, Inc. (a)	60,700	2,540,902
Home Depot, Inc.	186,700	24,666,804
Lowe's Companies, Inc.	50,400	4,038,552
MarineMax, Inc. (a)	65,600	1,113,888
		37,771,766
Textiles, Apparel & Luxury Goods - 0.7%
Kate Spade & Co. (a)	282,723	6,180,325

TOTAL CONSUMER DISCRETIONARY		139,966,374

CONSUMER STAPLES - 6.6%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	23,400	3,583,710
Kweichow Moutai Co. Ltd.	21,780	875,018
Molson Coors Brewing Co. Class B	68,500	6,793,830
The Coca-Cola Co.	281,300	12,545,980
		23,798,538
Food & Staples Retailing - 0.8%
CVS Health Corp.	53,600	5,169,720
Whole Foods Market, Inc.	85,700	2,772,395
		7,942,115
Household Products - 0.5%
Procter & Gamble Co.	54,200	4,392,368
Personal Products - 1.0%
Avon Products, Inc.	141,900	553,410
Estee Lauder Companies, Inc. Class A	47,600	4,368,728
Herbalife Ltd. (a)	74,500	4,312,805
		9,234,943
Tobacco - 1.7%
Reynolds American, Inc.	310,100	15,411,970

TOTAL CONSUMER STAPLES		60,779,934

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	131,000	6,793,660
Golar LNG Ltd.	91,774	1,596,868
		8,390,528
FINANCIALS - 7.7%
Banks - 0.9%
First Republic Bank	109,100	7,899,931
M&T Bank Corp.	8,000	956,000
		8,855,931
Capital Markets - 1.5%
BlackRock, Inc. Class A	13,100	4,766,435
E*TRADE Financial Corp. (a)	306,400	8,545,496
JMP Group, Inc.	50,300	271,620
PJT Partners, Inc.	7,885	204,695
		13,788,246
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	18,600	2,614,044
CME Group, Inc.	92,938	9,097,701
McGraw Hill Financial, Inc.	45,600	5,098,536
MSCI, Inc. Class A	64,500	5,146,455
		21,956,736
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	59,700	3,944,379
Real Estate Investment Trusts - 0.9%
American Tower Corp.	75,600	7,996,968
Real Estate Management & Development - 1.4%
Realogy Holdings Corp. (a)	404,400	13,264,320
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	72,000	1,573,920

TOTAL FINANCIALS		71,380,500

HEALTH CARE - 12.0%
Biotechnology - 8.0%
Amgen, Inc.	61,400	9,698,130
BioMarin Pharmaceutical, Inc. (a)	58,300	5,226,595
Cytokinetics, Inc. (a)	19,010	154,932
Gilead Sciences, Inc.	348,800	30,366,528
Insmed, Inc. (a)	247,875	2,924,925
Medivation, Inc. (a)	199,100	12,037,586
Regeneron Pharmaceuticals, Inc. (a)	14,200	5,664,806
Vertex Pharmaceuticals, Inc. (a)	85,454	7,960,040
		74,033,542
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	280,000	6,358,800
Edwards Lifesciences Corp. (a)	35,800	3,526,300
Intuitive Surgical, Inc. (a)	4,400	2,792,724
Medtronic PLC	43,700	3,516,976
Novadaq Technologies, Inc. (a)	181,100	1,749,426
ResMed, Inc.	45,600	2,693,136
		20,637,362
Health Care Providers & Services - 0.1%
VCA, Inc. (a)	8,100	525,933
Pharmaceuticals - 1.7%
Astellas Pharma, Inc.	1,104,400	15,006,620
Collegium Pharmaceutical, Inc.	23,500	392,920
		15,399,540

TOTAL HEALTH CARE		110,596,377

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	61,800	7,034,694
TransDigm Group, Inc. (a)	10,900	2,872,586
		9,907,280
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	18,800	1,409,624
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	94,380	8,248,812
Building Products - 0.7%
A.O. Smith Corp.	46,683	3,842,011
Caesarstone Sdot-Yam Ltd. (a)	74,700	2,948,409
		6,790,420
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	129,900	5,331,096
Electrical Equipment - 1.0%
Acuity Brands, Inc.	21,200	5,491,648
AMETEK, Inc.	66,600	3,184,812
		8,676,460
Industrial Conglomerates - 3.0%
Danaher Corp.	242,900	23,891,644
Roper Technologies, Inc.	24,300	4,157,244
		28,048,888
Professional Services - 2.1%
Equifax, Inc.	41,900	5,268,087
Resources Connection, Inc.	66,725	1,039,576
Robert Half International, Inc.	88,400	3,676,556
TransUnion Holding Co., Inc.	29,700	983,070
WageWorks, Inc. (a)	155,500	8,715,775
		19,683,064
Road & Rail - 0.0%
Swift Transporation Co. (a)	19,300	300,694
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	73,900	2,608,670

TOTAL INDUSTRIALS		91,005,008

INFORMATION TECHNOLOGY - 38.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	34,700	1,476,832
Internet Software & Services - 24.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	58,600	4,805,200
Alphabet, Inc.:
Class A	100,200	75,034,770
Class C	25,912	19,063,977
Facebook, Inc. Class A (a)	985,000	117,027,848
GoDaddy, Inc. (a)	99,500	3,236,735
Just Dial Ltd.	43,239	437,233
JUST EAT Ltd. (a)	235,622	1,551,382
Shopify, Inc. Class A	15,600	456,924
Stamps.com, Inc. (a)	8,828	803,260
		222,417,329
IT Services - 3.5%
Gartner, Inc. Class A (a)	23,700	2,408,394
Global Payments, Inc.	105,600	8,204,064
MasterCard, Inc. Class A	25,500	2,445,450
Visa, Inc. Class A	242,300	19,127,162
		32,185,070
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.	52,414	1,989,635
Monolithic Power Systems, Inc.	53,648	3,665,768
		5,655,403
Software - 9.9%
Activision Blizzard, Inc.	91,500	3,592,290
Adobe Systems, Inc. (a)	120,200	11,956,294
Computer Modelling Group Ltd.	166,300	1,315,081
CyberArk Software Ltd. (a)	30,000	1,362,600
Electronic Arts, Inc. (a)	276,600	21,229,050
Fleetmatics Group PLC (a)	44,100	1,803,690
Intuit, Inc.	19,500	2,079,870
Mobileye NV(a)(b)	376,300	14,288,111
Red Hat, Inc. (a)	82,400	6,382,704
Salesforce.com, Inc. (a)	334,500	28,000,995
		92,010,685

TOTAL INFORMATION TECHNOLOGY		353,745,319

MATERIALS - 1.5%
Chemicals - 1.5%
Albemarle Corp. U.S.	170,700	13,399,950
Metals & Mining - 0.0%
Orocobre Ltd. (a)	135,359	444,151

TOTAL MATERIALS		13,844,101

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	16,800	1,669,920
TOTAL COMMON STOCKS
(Cost $694,558,588)		851,378,061

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)
(Cost $769,617)	38,419	699,994

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 0.40% (d)	74,272,313	74,272,313
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	14,758,616	14,758,616
TOTAL MONEY MARKET FUNDS
(Cost $89,030,929)		89,030,929
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $784,359,134)		941,108,984
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(17,099,780)
NET ASSETS - 100%		$924,009,204

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $699,994 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,581
Fidelity Securities Lending Cash Central Fund	54,291
Total	$129,872

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$139,966,374	$139,966,374	$--	$--
Consumer Staples	60,779,934	60,779,934	--	--
Energy	8,390,528	8,390,528	--	--
Financials	71,380,500	71,380,500	--	--
Health Care	110,596,377	95,589,757	15,006,620	--
Industrials	91,005,008	91,005,008	--	--
Information Technology	354,445,313	353,745,319	--	699,994
Materials	13,844,101	13,844,101	--	--
Telecommunication Services	1,669,920	1,669,920	--	--
Money Market Funds	89,030,929	89,030,929	--	--
Total Investments in Securities:	$941,108,984	$925,402,370	$15,006,620	$699,994

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,552,517) — See accompanying schedule: Unaffiliated issuers (cost $695,328,205)	$852,078,055
Fidelity Central Funds (cost $89,030,929)	89,030,929
Total Investments (cost $784,359,134)		$941,108,984
Cash		27
Receivable for investments sold		13,782,437
Receivable for fund shares sold		4,571
Dividends receivable		520,217
Distributions receivable from Fidelity Central Funds		35,719
Prepaid expenses		297
Other receivables		6,322
Total assets		955,458,574
Liabilities
Payable for investments purchased	$2,610,530
Payable for fund shares redeemed	13,563,105
Accrued management fee	333,342
Other affiliated payables	158,060
Other payables and accrued expenses	25,717
Collateral on securities loaned, at value	14,758,616
Total liabilities		31,449,370
Net Assets		$924,009,204
Net Assets consist of:
Paid in capital		$821,500,017
Distributions in excess of net investment income		(790,847)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,451,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,752,024
Net Assets, for 83,885,004 shares outstanding		$924,009,204
Net Asset Value, offering price and redemption price per share ($924,009,204 ÷ 83,885,004 shares)		$11.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$3,035,724
Income from Fidelity Central Funds		129,872
Total income		3,165,596
Expenses
Management fee
Basic fee	$2,447,373
Performance adjustment	(449,103)
Transfer agent fees	789,476
Accounting and security lending fees	151,693
Custodian fees and expenses	16,973
Independent trustees' fees and expenses	1,962
Audit	22,315
Legal	521
Miscellaneous	3,797
Total expenses before reductions	2,985,007
Expense reductions	(19,897)	2,965,110
Net investment income (loss)		200,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,872,035)
Foreign currency transactions	(27,387)
Total net realized gain (loss)		(33,899,422)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,889,805
Assets and liabilities in foreign currencies	6,085
Total change in net unrealized appreciation (depreciation)		15,895,890
Net gain (loss)		(18,003,532)
Net increase (decrease) in net assets resulting from operations		$(17,803,046)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,486	$1,774,441
Net realized gain (loss)	(33,899,422)	(9,803,089)
Change in net unrealized appreciation (depreciation)	15,895,890	67,261,344
Net increase (decrease) in net assets resulting from operations	(17,803,046)	59,232,696
Distributions to shareholders from net investment income	(1,456,889)	(554,508)
Share transactions
Proceeds from sales of shares	74,592,292	190,823,867
Reinvestment of distributions	1,456,891	554,508
Cost of shares redeemed	(97,697,724)	(271,672,435)
Net increase (decrease) in net assets resulting from share transactions	(21,648,541)	(80,294,060)
Total increase (decrease) in net assets	(40,908,476)	(21,615,872)
Net Assets
Beginning of period	964,917,680	986,533,552
End of period (including distributions in excess of net investment income of $790,847 and undistributed net investment income of $465,556, respectively)	$924,009,204	$964,917,680
Other Information
Shares
Sold	7,038,292	17,849,661
Issued in reinvestment of distributions	133,293	53,627
Redeemed	(9,084,539)	(24,778,896)
Net increase (decrease)	(1,912,954)	(6,875,608)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Equity Growth Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
May 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.02	.01
Net realized and unrealized gain (loss)	(.21)	.59	.64
Total from investment operations	(.21)	.61	.65
Distributions from net investment income	(.02)	(.01)	–
Total distributions	(.02)	(.01)	–
Net asset value, end of period	$11.02	$11.25	$10.65
Total ReturnD,E	(1.89)%	5.70%	6.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.74%	.77%H
Expenses net of fee waivers, if any	.67%H	.74%	.77%H
Expenses net of all reductions	.66%H	.73%	.77%H
Net investment income (loss)	.04%H	.19%	.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$924,009	$964,918	$986,534
Portfolio turnover rateI	49%H	65%	26%J,K

 A For the period June 6, 2014 (commencement of operations) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Advisor Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$177,297,561
Gross unrealized depreciation	(22,183,591)
Net unrealized appreciation (depreciation) on securities	$155,113,970
Tax cost	$785,995,014

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,668,003)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $212,040,279 and $273,245,799, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. The Fund's performance adjustment took effect in June 2015. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,650 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $802 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,600,590. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $54,291, including $17,880 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,458 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the operating expenses in the amount of $3,422.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.67%	$1,000.00	$981.10	$3.32
Hypothetical-C		$1,000.00	$1,021.65	$3.39

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AXM1-SANN-0716
1.9860269.101

Fidelity Advisor® Value Strategies Fund Class A, Class T, Class B, Class C and Class I Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	6.5
Citigroup, Inc.	4.6	3.0
Bank of America Corp.	3.9	4.1
U.S. Bancorp	3.3	2.7
Cott Corp.	3.0	2.6
Boston Scientific Corp.	2.7	2.3
General Motors Co.	2.7	3.3
WestRock Co.	2.6	1.2
Universal Health Services, Inc. Class B	2.6	2.4
St. Jude Medical, Inc.	2.5	2.1
	33.2

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	15.2
Health Care	16.3	14.5
Consumer Discretionary	15.6	19.8
Materials	10.8	10.0
Industrials	9.0	7.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	83.7%
Bonds	5.4%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	10.3%

 * Foreign investments - 15.5%

As of November 30, 2015*
Stocks	88.9%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	11.0%

 * Foreign investments - 15.9%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.6%
Delphi Automotive PLC	287,077	$19,510
Tenneco, Inc. (a)	90,224	4,847
		24,357
Automobiles - 2.7%
General Motors Co.	1,284,836	40,190
Diversified Consumer Services - 1.3%
Service Corp. International	683,850	18,737
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	227,420	13,652
Wyndham Worldwide Corp.	199,867	13,469
		27,121
Household Durables - 3.6%
CalAtlantic Group, Inc.	527,581	19,515
Lennar Corp. Class A	424,700	19,354
PulteGroup, Inc.	744,504	13,967
		52,836
Leisure Products - 3.5%
Hasbro, Inc.	266,797	23,289
Vista Outdoor, Inc. (a)	557,700	27,985
		51,274
Media - 0.5%
Regal Entertainment Group Class A (b)	330,800	6,957
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	313,213	9,114

TOTAL CONSUMER DISCRETIONARY		230,586

CONSUMER STAPLES - 5.4%
Beverages - 3.0%
Cott Corp.	3,069,864	44,315
Food & Staples Retailing - 1.5%
CVS Health Corp.	237,100	22,868
Food Products - 0.9%
Calavo Growers, Inc.	232,028	13,135

TOTAL CONSUMER STAPLES		80,318

ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	7,744
Oil, Gas & Consumable Fuels - 2.4%
Continental Resources, Inc. (a)	145,000	6,099
Kinder Morgan, Inc.	170,400	3,081
Range Resources Corp. (b)	191,300	8,147
Valero Energy Corp.	327,300	17,903
		35,230

TOTAL ENERGY		42,974

FINANCIALS - 17.4%
Banks - 16.1%
Bank of America Corp.	3,923,013	58,021
CIT Group, Inc.	157,349	5,391
Citigroup, Inc.	1,481,723	69,004
JPMorgan Chase & Co.	314,200	20,508
Regions Financial Corp.	774,763	7,616
SunTrust Banks, Inc.	249,500	10,933
U.S. Bancorp	1,129,384	48,360
Wells Fargo & Co.	377,370	19,140
		238,973
Capital Markets - 0.5%
The Blackstone Group LP	267,400	7,003
Insurance - 0.8%
Progressive Corp.	347,700	11,578

TOTAL FINANCIALS		257,554

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 5.9%
Boston Scientific Corp. (a)	1,785,400	40,546
St. Jude Medical, Inc.	463,300	36,304
Zimmer Biomet Holdings, Inc.	87,600	10,697
		87,547
Health Care Providers & Services - 3.4%
DaVita HealthCare Partners, Inc. (a)	158,496	12,255
Universal Health Services, Inc. Class B	278,914	37,614
		49,869
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	207,500	11,361
Pharmaceuticals - 5.1%
Johnson & Johnson	126,000	14,199
Merck & Co., Inc.	474,100	26,673
Sanofi SA sponsored ADR	159,344	6,565
Valeant Pharmaceuticals International, Inc. (Canada) (a)	992,000	28,222
		75,659

TOTAL HEALTH CARE		224,436

INDUSTRIALS - 8.6%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	180,022	12,135
Honeywell International, Inc.	139,500	15,879
Orbital ATK, Inc.	278,850	24,268
Textron, Inc.	223,717	8,515
		60,797
Airlines - 0.3%
Air Canada (a)	674,400	4,953
Machinery - 1.8%
Deere & Co.	164,900	13,570
Ingersoll-Rand PLC	208,100	13,903
		27,473
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	297,500	8,925
Hertz Global Holdings, Inc. (a)	1,617,300	15,672
		24,597
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	9,877

TOTAL INDUSTRIALS		127,697

INFORMATION TECHNOLOGY - 3.9%
IT Services - 0.8%
Fidelity National Information Services, Inc.	165,730	12,309
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp. (b)	1,507,475	16,024
Micron Technology, Inc. (a)	559,183	7,113
		23,137
Software - 1.5%
Microsoft Corp.	429,324	22,754

TOTAL INFORMATION TECHNOLOGY		58,200

MATERIALS - 10.4%
Chemicals - 7.8%
Ashland, Inc.	83,100	9,420
Axiall Corp.	284,126	6,617
Ingevity Corp. (a)	159,333	4,643
LyondellBasell Industries NV Class A	965,892	78,589
PPG Industries, Inc.	154,592	16,646
		115,915
Containers & Packaging - 2.6%
WestRock Co.	956,000	37,867

TOTAL MATERIALS		153,782

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	558,139	30,112
UTILITIES - 2.2%
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	310,763	4,599
Dynegy, Inc. (a)	441,400	8,316
		12,915
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,243

TOTAL UTILITIES		32,158

TOTAL COMMON STOCKS
(Cost $844,962)		1,237,817
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 5.4%
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp. 4.875% 4/15/22	22,905	13,743
Continental Resources, Inc. 4.5% 4/15/23	10,000	9,106
Sabine Pass Liquefaction LLC 5.75% 5/15/24	20,000	20,100
Whiting Petroleum Corp. 5.75% 3/15/21	10,000	8,475
		51,424
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	18,955	15,851
INDUSTRIALS - 0.4%
Machinery - 0.4%
Harsco Corp. 5.75% 5/15/18	6,749	6,040
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. 3.875% 3/15/23	7,525	6,189
TOTAL NONCONVERTIBLE BONDS
(Cost $65,623)		79,504

Preferred Securities - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Barclays PLC 6.625%(d)(e)
(Cost $9,904)	10,000	9,515
	Shares	Value (000s)

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 0.40% (f)	150,790,718	150,791
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	18,207,279	18,207
TOTAL MONEY MARKET FUNDS
(Cost $168,998)		168,998
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,089,487)		1,495,834
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(16,337)
NET ASSETS - 100%		$1,479,497

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,851,000 or 1.1% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$121
Fidelity Securities Lending Cash Central Fund	256
Total	$377

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$230,586	$230,586	$--	$--
Consumer Staples	80,318	80,318	--	--
Energy	42,974	42,974	--	--
Financials	257,554	257,554	--	--
Health Care	224,436	224,436	--	--
Industrials	127,697	127,697	--	--
Information Technology	58,200	58,200	--	--
Materials	153,782	153,782	--	--
Telecommunication Services	30,112	30,112	--	--
Utilities	32,158	32,158	--	--
Corporate Bonds	79,504	--	79,504	--
Preferred Securities	9,515	--	9,515	--
Money Market Funds	168,998	168,998	--	--
Total Investments in Securities:	$1,495,834	$1,406,815	$89,019	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

BB	2.4%
B	2.1%
CCC,CC,C	1.5%
Equities	83.7%
Short-Term Investments and Net Other Assets	10.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
Canada	6.3%
Netherlands	5.3%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,003) — See accompanying schedule: Unaffiliated issuers (cost $920,489)	$1,326,836
Fidelity Central Funds (cost $168,998)	168,998
Total Investments (cost $1,089,487)		$1,495,834
Receivable for fund shares sold		2,194
Dividends receivable		2,151
Interest receivable		600
Distributions receivable from Fidelity Central Funds		70
Total assets		1,500,849
Liabilities
Payable for fund shares redeemed	$2,275
Accrued management fee	411
Distribution and service plan fees payable	194
Other affiliated payables	236
Other payables and accrued expenses	29
Collateral on securities loaned, at value	18,207
Total liabilities		21,352
Net Assets		$1,479,497
Net Assets consist of:
Paid in capital		$1,178,624
Undistributed net investment income		7,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(113,186)
Net unrealized appreciation (depreciation) on investments		406,347
Net Assets		$1,479,497
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($206,841 ÷ 5,349.749 shares)		$38.66
Maximum offering price per share (100/94.25 of $38.66)		$41.02
Class T:
Net Asset Value and redemption price per share ($272,503 ÷ 6,792.650 shares)		$40.12
Maximum offering price per share (100/96.50 of $40.12)		$41.58
Class B:
Net Asset Value and offering price per share ($2,342 ÷ 66.037 shares)(a)		$35.46
Class C:
Net Asset Value and offering price per share ($45,075 ÷ 1,291.389 shares)(a)		$34.90
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($812,258 ÷ 18,748.304 shares)		$43.32
Class K:
Net Asset Value, offering price and redemption price per share ($73,227 ÷ 1,690.737 shares)		$43.31
Class I:
Net Asset Value, offering price and redemption price per share ($67,251 ÷ 1,627.341 shares)		$41.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$12,359
Interest		2,481
Income from Fidelity Central Funds		377
Total income		15,217
Expenses
Management fee
Basic fee	$3,597
Performance adjustment	(1,445)
Transfer agent fees	1,206
Distribution and service plan fees	1,140
Accounting and security lending fees	213
Custodian fees and expenses	7
Independent trustees' fees and expenses	3
Registration fees	118
Audit	38
Legal	3
Miscellaneous	5
Total expenses before reductions	4,885
Expense reductions	(7)	4,878
Net investment income (loss)		10,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,221
Foreign currency transactions	11
Total net realized gain (loss)		23,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,756)
Total change in net unrealized appreciation (depreciation)		(44,756)
Net gain (loss)		(21,524)
Net increase (decrease) in net assets resulting from operations		$(11,185)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,339	$14,207
Net realized gain (loss)	23,232	117,291
Change in net unrealized appreciation (depreciation)	(44,756)	(113,531)
Net increase (decrease) in net assets resulting from operations	(11,185)	17,967
Distributions to shareholders from net investment income	(15,368)	(11,929)
Distributions to shareholders from net realized gain	(316)	(1,090)
Total distributions	(15,684)	(13,019)
Share transactions - net increase (decrease)	91,730	(175,423)
Total increase (decrease) in net assets	64,861	(170,475)
Net Assets
Beginning of period	1,414,636	1,585,111
End of period (including undistributed net investment income of $7,712 and undistributed net investment income of $12,741, respectively)	$1,479,497	$1,414,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.01	$38.91	$36.02	$27.62	$22.71	$23.11
Income from Investment Operations
Net investment income (loss)A	.26	.35	.25	.23	–B	.13C
Net realized and unrealized gain (loss)	(.20)	.06	2.87	8.25	5.03	(.49)
Total from investment operations	.06	.41	3.12	8.48	5.03	(.36)
Distributions from net investment income	(.40)	(.28)D	(.23)	(.08)	(.12)	(.03)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.41)	(.31)	(.23)	(.08)	(.12)	(.04)
Net asset value, end of period	$38.66	$39.01	$38.91	$36.02	$27.62	$22.71
Total ReturnE,F,G	.21%	1.07%	8.74%	30.77%	22.29%	(1.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.93%	.96%	1.04%	1.21%	1.18%
Expenses net of fee waivers, if any	.87%J	.93%	.96%	1.04%	1.21%	1.18%
Expenses net of all reductions	.86%J	.93%	.96%	1.03%	1.21%	1.17%
Net investment income (loss)	1.45%J	.89%	.68%	.73%	- %B	.51%C
Supplemental Data
Net assets, end of period (in millions)	$207	$215	$233	$243	$203	$190
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.40	$40.28	$37.28	$28.58	$23.48	$23.90
Income from Investment Operations
Net investment income (loss)A	.23	.28	.18	.18	(.05)B	.08C
Net realized and unrealized gain (loss)	(.20)	.06	2.98	8.54	5.22	(.50)
Total from investment operations	.03	.34	3.16	8.72	5.17	(.42)
Distributions from net investment income	(.30)	(.19)D	(.16)	(.02)	(.07)	–
Distributions from net realized gain	(.01)	(.03)D	–	–	–	–
Total distributions	(.31)	(.22)	(.16)	(.02)	(.07)	–
Net asset value, end of period	$40.12	$40.40	$40.28	$37.28	$28.58	$23.48
Total ReturnE,F,G	.11%	.86%	8.51%	30.52%	22.08%	(1.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.15%	1.17%	1.23%	1.38%	1.35%
Expenses net of fee waivers, if any	1.07%J	1.14%	1.17%	1.23%	1.38%	1.35%
Expenses net of all reductions	1.07%J	1.14%	1.17%	1.22%	1.38%	1.35%
Net investment income (loss)	1.25%J	.68%	.47%	.54%	(.17)%B	.33%C
Supplemental Data
Net assets, end of period (in millions)	$273	$294	$324	$335	$283	$274
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.53	$35.44	$32.86	$25.34	$20.87	$21.37
Income from Investment Operations
Net investment income (loss)A	.11	.02	(.05)	(.02)	(.18)B	(.06)C
Net realized and unrealized gain (loss)	(.18)	.07	2.63	7.54	4.65	(.44)
Total from investment operations	(.07)	.09	2.58	7.52	4.47	(.50)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–
Total distributions	–	–	–	–	–	–
Net asset value, end of period	$35.46	$35.53	$35.44	$32.86	$25.34	$20.87
Total ReturnD,E,F	(.20)%	.25%	7.85%	29.68%	21.42%	(2.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.69%I	1.77%	1.78%	1.83%	1.97%	1.93%
Expenses net of fee waivers, if any	1.69%I	1.76%	1.78%	1.83%	1.97%	1.93%
Expenses net of all reductions	1.69%I	1.76%	1.78%	1.82%	1.97%	1.93%
Net investment income (loss)	.63%I	.06%	(.14)%	(.07)%	(.76)%B	(.25)%C
Supplemental Data
Net assets, end of period (in millions)	$2	$4	$7	$11	$13	$16
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.12	$35.07	$32.52	$25.06	$20.64	$21.13
Income from Investment Operations
Net investment income (loss)A	.11	.05	(.03)	(.01)	(.17)B	(.05)C
Net realized and unrealized gain (loss)	(.19)	.07	2.60	7.47	4.59	(.44)
Total from investment operations	(.08)	.12	2.57	7.46	4.42	(.49)
Distributions from net investment income	(.13)	(.04)D	(.02)	–	–	–
Distributions from net realized gain	(.01)	(.03)D	–	–	–	–
Total distributions	(.14)	(.07)	(.02)	–	–	–
Net asset value, end of period	$34.90	$35.12	$35.07	$32.52	$25.06	$20.64
Total ReturnE,F,G	(.20)%	.33%	7.91%	29.77%	21.41%	(2.32)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.63%J	1.70%	1.72%	1.78%	1.95%	1.92%
Expenses net of fee waivers, if any	1.63%J	1.69%	1.72%	1.78%	1.95%	1.92%
Expenses net of all reductions	1.63%J	1.69%	1.72%	1.77%	1.95%	1.92%
Net investment income (loss)	.69%J	.13%	(.08)%	(.02)%	(.75)%B	(.24)%C
Supplemental Data
Net assets, end of period (in millions)	$45	$49	$53	$54	$43	$40
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$43.72	$43.56	$40.28	$30.89	$25.37	$25.80
Income from Investment Operations
Net investment income (loss)A	.36	.51	.40	.37	.09B	.22C
Net realized and unrealized gain (loss)	(.24)	.07	3.21	9.20	5.62	(.54)
Total from investment operations	.12	.58	3.61	9.57	5.71	(.32)
Distributions from net investment income	(.51)	(.39)D	(.33)	(.18)	(.19)	(.10)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.52)	(.42)	(.33)	(.18)	(.19)	(.11)
Net asset value, end of period	$43.32	$43.72	$43.56	$40.28	$30.89	$25.37
Total ReturnE,F	.36%	1.35%	9.05%	31.14%	22.69%	(1.29)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.67%	.69%	.73%	.89%	.88%
Expenses net of fee waivers, if any	.56%I	.67%	.69%	.73%	.89%	.88%
Expenses net of all reductions	.56%I	.66%	.69%	.72%	.89%	.88%
Net investment income (loss)	1.76%I	1.16%	.95%	1.03%	.31%B	.80%C
Supplemental Data
Net assets, end of period (in millions)	$812	$716	$786	$681	$396	$284
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$43.74	$43.57	$40.28	$30.89	$25.38	$25.82
Income from Investment Operations
Net investment income (loss)A	.38	.58	.47	.43	.14B	.28C
Net realized and unrealized gain (loss)	(.23)	.07	3.20	9.18	5.61	(.55)
Total from investment operations	.15	.65	3.67	9.61	5.75	(.27)
Distributions from net investment income	(.57)	(.45)D	(.38)	(.22)	(.24)	(.16)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.58)	(.48)	(.38)	(.22)	(.24)	(.17)
Net asset value, end of period	$43.31	$43.74	$43.57	$40.28	$30.89	$25.38
Total ReturnE,F	.43%	1.51%	9.21%	31.34%	22.93%	(1.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.43%I	.51%	.53%	.58%	.71%	.68%
Expenses net of fee waivers, if any	.43%I	.51%	.53%	.58%	.71%	.68%
Expenses net of all reductions	.43%I	.51%	.53%	.57%	.71%	.68%
Net investment income (loss)	1.89%I	1.31%	1.11%	1.18%	.50%B	1.00%C
Supplemental Data
Net assets, end of period (in millions)	$73	$72	$97	$119	$70	$47
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.71	$41.57	$38.46	$29.51	$24.26	$24.69
Income from Investment Operations
Net investment income (loss)A	.33	.48	.37	.34	.08B	.22C
Net realized and unrealized gain (loss)	(.22)	.08	3.06	8.79	5.37	(.53)
Total from investment operations	.11	.56	3.43	9.13	5.45	(.31)
Distributions from net investment income	(.48)	(.39)D	(.32)	(.18)	(.20)	(.11)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.49)	(.42)	(.32)	(.18)	(.20)	(.12)
Net asset value, end of period	$41.33	$41.71	$41.57	$38.46	$29.51	$24.26
Total ReturnE,F	.34%	1.36%	9.01%	31.11%	22.67%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.68%	.71%	.76%	.90%	.86%
Expenses net of fee waivers, if any	.61%I	.68%	.71%	.76%	.90%	.86%
Expenses net of all reductions	.60%I	.68%	.71%	.75%	.90%	.86%
Net investment income (loss)	1.71%I	1.14%	.93%	1.00%	.31%B	.82%C
Supplemental Data
Net assets, end of period (in millions)	$67	$65	$86	$74	$66	$52
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$448,497
Gross unrealized depreciation	(43,804)
Net unrealized appreciation (depreciation) on securities	$404,693
Tax cost	$1,091,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(133,637)

The Fund elected to defer to its next fiscal year approximately $734 of capital losses recognized during the period November 1, 2015 to November 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,755 and $175,867, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$245	$–
Class T	.25%	.25%	661	–
Class B	.75%	.25%	15	11
Class C	.75%	.25%	219	7
			$1,140	$18

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class T	4
Class B(a)	–(b)
Class C(a)	1
$13

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$225.23
Class T	250.19
Class B	4.30
Class C	54.24
Fidelity Value Strategies Fund	591.17
Class K	16.05
Class I	66.22
	$1,206

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $36.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $256. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$2,185	$1,691
Class T	2,155	1,553
Class C	187	56
Fidelity Value Strategies Fund	9,140	6,934
Class K	955	896
Class I	746	799
Total	$15,368	$11,929
From net realized gain
Class A	$49	$174
Class T	65	234
Class C	13	44
Fidelity Value Strategies Fund	160	520
Class K	15	58
Class I	14	60
Total	$316	$1,090

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	305	391	$11,127	$15,470
Reinvestment of distributions	58	46	2,110	1,760
Shares redeemed	(528)	(904)	(19,018)	(35,567)
Net increase (decrease)	(165)	(467)	$(5,781)	$(18,337)
Class T
Shares sold	232	486	$8,710	$19,926
Reinvestment of distributions	54	41	2,045	1,646
Shares redeemed	(773)	(1,296)	(29,117)	(52,610)
Net increase (decrease)	(487)	(769)	$(18,362)	$(31,038)
Class B
Shares sold	–	–	$9	$12
Shares redeemed	(44)	(95)	(1,469)	(3,438)
Net increase (decrease)	(44)	(95)	$(1,460)	$(3,426)
Class C
Shares sold	43	131	$1,404	$4,724
Reinvestment of distributions	6	3	191	95
Shares redeemed	(157)	(237)	(5,029)	(8,407)
Net increase (decrease)	(108)	(103)	$(3,434)	$(3,588)
Fidelity Value Strategies Fund
Shares sold	7,288	3,980	$307,450	$174,437
Reinvestment of distributions	182	106	7,409	4,551
Shares redeemed	(5,095)	(5,750)	(199,371)	(250,149)
Net increase (decrease)	2,375	(1,664)	$115,488	$(71,161)
Class K
Shares sold	292	390	$12,136	$17,106
Reinvestment of distributions	24	22	970	954
Shares redeemed	(263)	(1,001)	(10,650)	(44,142)
Net increase (decrease)	53	(589)	$2,456	$(26,082)
Class I
Shares sold	202	288	$7,838	$12,081
Reinvestment of distributions	19	18	723	748
Shares redeemed	(150)	(809)	(5,738)	(34,620)
Net increase (decrease)	71	(503)	$2,823	$(21,791)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.87%
Actual		$1,000.00	$1,002.10	$4.35
Hypothetical-C		$1,000.00	$1,020.65	$4.39
Class T	1.07%
Actual		$1,000.00	$1,001.10	$5.35
Hypothetical-C		$1,000.00	$1,019.65	$5.40
Class B	1.69%
Actual		$1,000.00	$998.00	$8.44
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Class C	1.63%
Actual		$1,000.00	$998.00	$8.14
Hypothetical-C		$1,000.00	$1,016.85	$8.22
Fidelity Value Strategies Fund	.56%
Actual		$1,000.00	$1,003.60	$2.81
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.43%
Actual		$1,000.00	$1,004.30	$2.15
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class I	.61%
Actual		$1,000.00	$1,003.40	$3.06
Hypothetical-C		$1,000.00	$1,021.95	$3.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SO-SANN-0716
1.704744.118

Fidelity Advisor® Growth Opportunities Fund Class A, Class T, Class B, Class C, Class I and Class Z Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	7.0
Amazon.com, Inc.	3.6	2.2
Alphabet, Inc. Class C	2.9	3.0
Alphabet, Inc. Class A	2.7	3.0
Facebook, Inc. Class A	2.4	2.4
Salesforce.com, Inc.	2.2	1.8
Tesla Motors, Inc.	2.2	0.6
American Tower Corp.	2.1	2.1
Visa, Inc. Class A	2.0	2.0
Alliance Data Systems Corp.	2.0	1.0
	27.4

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.6	38.6
Consumer Discretionary	17.7	17.0
Health Care	17.7	18.4
Consumer Staples	7.9	6.1
Industrials	6.4	8.3

Asset Allocation (% of fund's net assets)

As of May 31, 2016 *
Stocks	97.3%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 10.1%

As of November 30, 2015 *
Stocks	99.2%
Convertible Securities	0.8%

 * Foreign investments - 10.6%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.4%
Tenneco, Inc. (a)	234,800	$12,613
Automobiles - 2.2%
Tesla Motors, Inc. (a)(b)	282,322	63,023
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	546,800	20,910
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	23,300	2,817
Las Vegas Sands Corp.	63,892	2,954
Starbucks Corp.	637,600	34,998
		40,769
Internet & Catalog Retail - 5.2%
Amazon.com, Inc. (a)	142,900	103,287
Expedia, Inc.	71,100	7,909
Netflix, Inc. (a)	171,700	17,611
Priceline Group, Inc. (a)	12,000	15,172
Wayfair LLC Class A (a)	77,927	3,209
		147,188
Media - 3.8%
Altice NV Class A (a)	435,798	7,511
AMC Networks, Inc. Class A (a)	37,800	2,417
Charter Communications, Inc. (a)	220,263	48,224
Comcast Corp. Class A	310,700	19,667
Liberty Global PLC Class A (a)	148,500	5,546
Lions Gate Entertainment Corp. (b)	283,800	6,329
The Walt Disney Co.	181,000	17,959
Twenty-First Century Fox, Inc. Class A	10,500	303
		107,956
Multiline Retail - 0.3%
Dollar General Corp.	82,900	7,453
Specialty Retail - 1.3%
CarMax, Inc. (a)(b)	79,300	4,255
Home Depot, Inc.	104,900	13,859
TJX Companies, Inc.	227,800	17,340
		35,454
Textiles, Apparel & Luxury Goods - 2.4%
lululemon athletica, Inc. (a)	359,716	23,392
NIKE, Inc. Class B	525,100	28,996
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	241,498	7,527
VF Corp.	126,600	7,890
		67,805

TOTAL CONSUMER DISCRETIONARY		503,171

CONSUMER STAPLES - 7.7%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	33,800	4,266
Constellation Brands, Inc. Class A (sub. vtg.)	133,100	20,384
Molson Coors Brewing Co. Class B	117,400	11,644
Monster Beverage Corp.	129,200	19,380
PepsiCo, Inc.	104,100	10,532
The Coca-Cola Co.	271,100	12,091
		78,297
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	190,400	28,326
CVS Health Corp.	350,200	33,777
Walgreens Boots Alliance, Inc.	159,100	12,314
Whole Foods Market, Inc.	91,700	2,966
		77,383
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	98,400	8,096
Post Holdings, Inc. (a)	21,400	1,627
		9,723
Personal Products - 0.1%
Herbalife Ltd. (a)	69,600	4,029
Tobacco - 1.8%
Altria Group, Inc.	45,200	2,877
British American Tobacco PLC (United Kingdom)	74,500	4,532
Imperial Tobacco Group PLC	137,468	7,488
Philip Morris International, Inc.	98,100	9,681
Reynolds American, Inc.	510,000	25,347
		49,925

TOTAL CONSUMER STAPLES		219,357

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cabot Oil & Gas Corp.	269,800	6,467
Devon Energy Corp.	159,400	5,753
Golar LNG Ltd. (b)	28,700	499
PDC Energy, Inc. (a)	104,800	6,084
Targa Resources Corp.	14,800	634
Teekay LNG Partners LP	214,200	2,992
The Williams Companies, Inc.	182,500	4,044
Williams Partners LP	96,700	3,087
		29,560
FINANCIALS - 4.2%
Banks - 0.6%
HDFC Bank Ltd. sponsored ADR	249,511	16,059
Capital Markets - 0.7%
BlackRock, Inc. Class A	11,500	4,184
Charles Schwab Corp.	404,000	12,354
Invesco Ltd.	97,100	3,049
		19,587
Diversified Financial Services - 0.6%
Bats Global Markets, Inc.	8,100	225
MSCI, Inc. Class A	214,700	17,131
On Deck Capital, Inc. (a)(b)	102,800	531
		17,887
Insurance - 0.2%
FNF Group	211,300	7,385
Real Estate Investment Trusts - 2.1%
American Tower Corp.	557,300	58,951

TOTAL FINANCIALS		119,869

HEALTH CARE - 17.7%
Biotechnology - 11.1%
AbbVie, Inc.	513,600	32,321
ACADIA Pharmaceuticals, Inc. (a)	243,800	8,638
Aduro Biotech, Inc. (a)(b)	67,500	830
Adverum Biotechnologies, Inc. (a)	31,748	144
Agios Pharmaceuticals, Inc. (a)	75,400	4,219
Alexion Pharmaceuticals, Inc. (a)	137,700	20,779
Alkermes PLC (a)	407,900	18,931
Alnylam Pharmaceuticals, Inc. (a)	239,100	17,148
Amgen, Inc.	211,800	33,454
Amicus Therapeutics, Inc. (a)(b)	641,000	4,538
Asterias Biotherapeutics, Inc. (a)(b)	50,950	160
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	10,190	6
aTyr Pharma, Inc. (c)	124,876	413
Biogen, Inc. (a)	75,600	21,904
BioMarin Pharmaceutical, Inc. (a)	137,700	12,345
BioTime, Inc. warrants 10/1/18 (a)	62,345	29
bluebird bio, Inc. (a)	124,800	5,647
Celgene Corp. (a)	27,470	2,899
Celldex Therapeutics, Inc. (a)	165,600	758
Coherus BioSciences, Inc. (a)	88,294	1,647
Genocea Biosciences, Inc. (a)(b)	68,216	321
Gilead Sciences, Inc.	258,000	22,461
Infinity Pharmaceuticals, Inc. (a)	94,800	502
Insmed, Inc. (a)	365,479	4,313
Intercept Pharmaceuticals, Inc. (a)	10,235	1,518
Ionis Pharmaceuticals, Inc.(a)(b)	558,953	12,683
Lexicon Pharmaceuticals, Inc. (a)	114,596	1,628
Merrimack Pharmaceuticals, Inc. (a)	437,800	2,920
Novavax, Inc. (a)(b)	887,700	5,406
Ophthotech Corp. (a)	77,700	4,172
Prothena Corp. PLC (a)	136,002	6,602
Regeneron Pharmaceuticals, Inc. (a)	103,800	41,409
Regulus Therapeutics, Inc. (a)(b)	318,000	1,953
Rigel Pharmaceuticals, Inc. (a)	498,548	1,286
Sage Therapeutics, Inc. (a)	15,244	502
Seres Therapeutics, Inc.	21,900	666
Spark Therapeutics, Inc. (a)	3,500	196
Transition Therapeutics, Inc. (a)	655,797	546
Vertex Pharmaceuticals, Inc. (a)	204,690	19,067
XOMA Corp. (a)(b)	1,084,759	743
		315,704
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	659,500	14,977
Medtronic PLC	212,700	17,118
Nevro Corp. (a)	30,700	2,140
Stryker Corp.	30,800	3,424
		37,659
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	112,300	8,866
Express Scripts Holding Co. (a)	40,467	3,057
HealthSouth Corp. warrants 1/17/17 (a)	5,409	14
McKesson Corp.	164,700	30,163
UnitedHealth Group, Inc.	86,100	11,509
		53,609
Health Care Technology - 0.4%
athenahealth, Inc. (a)	89,700	11,380
Castlight Health, Inc. Class B (a)	117,900	496
		11,876
Pharmaceuticals - 3.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	600,917	2,079
Allergan PLC (a)	43,690	10,300
Bristol-Myers Squibb Co.	232,200	16,649
Endo International PLC (a)	1,476,600	23,345
Innoviva, Inc.	117,700	1,328
Intra-Cellular Therapies, Inc. (a)	36,700	1,420
Jazz Pharmaceuticals PLC (a)	32,800	4,971
Teva Pharmaceutical Industries Ltd. sponsored ADR	466,600	24,203
		84,295

TOTAL HEALTH CARE		503,143

INDUSTRIALS - 6.4%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	61,800	7,035
Air Freight & Logistics - 0.3%
FedEx Corp.	28,000	4,619
United Parcel Service, Inc. Class B	27,600	2,845
		7,464
Airlines - 2.4%
Delta Air Lines, Inc.	247,200	10,743
JetBlue Airways Corp. (a)	628,200	11,264
Southwest Airlines Co.	789,400	33,534
Spirit Airlines, Inc. (a)	304,400	13,232
Wizz Air Holdings PLC (a)	4,633	130
		68,903
Electrical Equipment - 0.6%
SolarCity Corp. (a)(b)	503,326	11,269
Sunrun, Inc. (a)(b)	998,500	6,330
		17,599
Industrial Conglomerates - 1.0%
3M Co.	52,500	8,837
Danaher Corp.	194,800	19,161
		27,998
Professional Services - 1.0%
TransUnion Holding Co., Inc.	234,100	7,749
TriNet Group, Inc. (a)	807,800	16,277
Verisk Analytics, Inc. (a)	41,100	3,263
		27,289
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	45,800	2,751
J.B. Hunt Transport Services, Inc.	83,900	6,940
		9,691
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	448,100	15,818

TOTAL INDUSTRIALS		181,797

INFORMATION TECHNOLOGY - 37.0%
Communications Equipment - 0.2%
Infinera Corp. (a)	372,581	4,885
Electronic Equipment & Components - 0.1%
CDW Corp.	34,500	1,468
Internet Software & Services - 11.9%
Alphabet, Inc.:
Class A	101,865	76,282
Class C	112,775	82,971
Endurance International Group Holdings, Inc. (a)(b)	4,011,737	37,791
Facebook, Inc. Class A (a)	578,841	68,772
GoDaddy, Inc. (a)(b)	1,436,249	46,721
Rackspace Hosting, Inc. (a)	311,902	7,798
Wix.com Ltd. (a)	701,635	19,407
		339,742
IT Services - 11.4%
Accenture PLC Class A	17,800	2,118
Alliance Data Systems Corp. (a)	250,900	55,747
Booz Allen Hamilton Holding Corp. Class A	331,000	9,688
Capgemini SA	46,300	4,415
Cognizant Technology Solutions Corp. Class A (a)	731,092	44,918
EPAM Systems, Inc. (a)	473,400	36,220
Fidelity National Information Services, Inc.	70,500	5,236
First Data Corp. Class A (a)	119,200	1,494
Gartner, Inc. Class A (a)	67,700	6,880
Global Payments, Inc.	97,900	7,606
Luxoft Holding, Inc. (a)	148,400	9,637
MasterCard, Inc. Class A	390,500	37,449
PayPal Holdings, Inc. (a)	75,400	2,849
Sabre Corp.	984,700	27,739
Travelport Worldwide Ltd.	1,030,600	13,645
Visa, Inc. Class A	738,300	58,281
		323,922
Semiconductors & Semiconductor Equipment - 2.5%
Micron Technology, Inc. (a)	414,400	5,271
NVIDIA Corp.	360,330	16,835
NXP Semiconductors NV (a)	305,100	28,829
SolarEdge Technologies, Inc. (a)(b)	990,257	21,637
		72,572
Software - 5.3%
Activision Blizzard, Inc.	20,937	822
Adobe Systems, Inc. (a)	101,400	10,086
Autodesk, Inc. (a)	73,000	4,254
Electronic Arts, Inc. (a)	146,000	11,206
Microsoft Corp.	779,700	41,324
NetSuite, Inc. (a)(b)	62,800	4,981
Red Hat, Inc. (a)	38,230	2,961
Salesforce.com, Inc. (a)	756,100	63,293
Tyler Technologies, Inc. (a)	42,500	6,515
Workday, Inc. Class A (a)	62,500	4,740
		150,182
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,525,306	152,319
Nimble Storage, Inc. (a)(b)	948,000	8,466
		160,785

TOTAL INFORMATION TECHNOLOGY		1,053,556

MATERIALS - 3.2%
Chemicals - 2.6%
E.I. du Pont de Nemours & Co.	106,100	6,940
Eastman Chemical Co.	57,300	4,204
LyondellBasell Industries NV Class A	423,700	34,472
PPG Industries, Inc.	188,400	20,287
The Chemours Co. LLC	19,160	167
The Dow Chemical Co.	148,600	7,632
W.R. Grace & Co.	19,300	1,498
		75,200
Containers & Packaging - 0.6%
Sealed Air Corp.	348,900	16,203

TOTAL MATERIALS		91,403

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	327,100	32,514
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	807,700	34,537

TOTAL TELECOMMUNICATION SERVICES		67,051

TOTAL COMMON STOCKS
(Cost $1,936,026)		2,768,907

Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	217,605	3,140
Tobacco - 0.1%
PAX Labs, Inc. Series C (d)	1,069,313	2,844

TOTAL CONSUMER STAPLES		5,984

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	1,081,736	4,262
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	221,104	10,784
Software - 0.2%
Cloudera, Inc. Series F (a)(d)	41,786	1,058
MongoDB, Inc. Series F, 8.00% (a)(d)	515,124	4,183
		5,241

TOTAL INFORMATION TECHNOLOGY		16,025

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $23,237)		26,271

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.40% (e)	41,062,310	41,062
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	102,891,910	102,892
TOTAL MONEY MARKET FUNDS
(Cost $143,954)		143,954
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $2,103,217)		2,939,132
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(92,762)
NET ASSETS - 100%		$2,846,370

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $413,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,271,000 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$2,900
Cloudera, Inc. Series F	2/5/14	$608
MongoDB, Inc. Series F, 8.00%	10/2/13	$8,615
PAX Labs, Inc. Series C	5/22/15	$4,117
Redfin Corp. Series G	12/16/14	$3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$19
Fidelity Securities Lending Cash Central Fund	2,016
Total	$2,035

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$503,171	$503,171	$--	$--
Consumer Staples	225,341	214,825	4,532	5,984
Energy	29,560	29,560	--	--
Financials	124,131	119,869	--	4,262
Health Care	503,143	503,143	--	--
Industrials	181,797	181,797	--	--
Information Technology	1,069,581	1,053,556	--	16,025
Materials	91,403	91,403	--	--
Telecommunication Services	67,051	67,051	--	--
Money Market Funds	143,954	143,954	--	--
Total Investments in Securities:	$2,939,132	$2,908,329	$4,532	$26,271

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Ireland	3.0%
Netherlands	2.5%
Israel	1.6%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,385) — See accompanying schedule: Unaffiliated issuers (cost $1,959,263)	$2,795,178
Fidelity Central Funds (cost $143,954)	143,954
Total Investments (cost $2,103,217)		$2,939,132
Receivable for investments sold		26,340
Receivable for fund shares sold		958
Dividends receivable		1,890
Distributions receivable from Fidelity Central Funds		244
Prepaid expenses		1
Other receivables		256
Total assets		2,968,821
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	13,096
Payable for fund shares redeemed	4,143
Accrued management fee	777
Distribution and service plan fees payable	840
Other affiliated payables	533
Other payables and accrued expenses	168
Collateral on securities loaned, at value	102,892
Total liabilities		122,451
Net Assets		$2,846,370
Net Assets consist of:
Paid in capital		$1,892,499
Accumulated net investment loss		(4,745)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		122,703
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		835,913
Net Assets		$2,846,370
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($587,982.83 ÷ 10,213.618 shares)		$57.57
Maximum offering price per share (100/94.25 of $57.57)		$61.08
Class T:
Net Asset Value and redemption price per share ($1,326,295.82 ÷ 23,110.667 shares)		$57.39
Maximum offering price per share (100/96.50 of $57.39)		$59.47
Class B:
Net Asset Value and offering price per share ($3,313.43 ÷ 64.170 shares)(a)		$51.64
Class C:
Net Asset Value and offering price per share ($213,503.59 ÷ 4,097.024 shares)(a)		$52.11
Class I:
Net Asset Value, offering price and redemption price per share ($709,591.17 ÷ 11,686.370 shares)		$60.72
Class Z:
Net Asset Value, offering price and redemption price per share ($5,682.71 ÷ 93.190 shares)		$60.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$12,554
Income from Fidelity Central Funds (including $2,016 from security lending)		2,035
Total income		14,589
Expenses
Management fee
Basic fee	$8,056
Performance adjustment	(1,969)
Transfer agent fees	2,829
Distribution and service plan fees	5,138
Accounting and security lending fees	448
Custodian fees and expenses	60
Independent trustees' fees and expenses	7
Registration fees	64
Audit	37
Legal	3
Interest	12
Miscellaneous	14
Total expenses before reductions	14,699
Expense reductions	(52)	14,647
Net investment income (loss)		(58)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,942
Foreign currency transactions	5
Total net realized gain (loss)		128,947
Change in net unrealized appreciation (depreciation) on: Investment securities	(276,057)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(276,058)
Net gain (loss)		(147,111)
Net increase (decrease) in net assets resulting from operations		$(147,169)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(58)	$(6,115)
Net realized gain (loss)	128,947	500,028
Change in net unrealized appreciation (depreciation)	(276,058)	(309,232)
Net increase (decrease) in net assets resulting from operations	(147,169)	184,681
Distributions to shareholders from net realized gain	(371,619)	–
Share transactions - net increase (decrease)	(69,137)	(483,133)
Total increase (decrease) in net assets	(587,925)	(298,452)
Net Assets
Beginning of period	3,434,295	3,732,747
End of period (including accumulated net investment loss of $4,745 and accumulated net investment loss of $4,687, respectively)	$2,846,370	$3,434,295

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$66.87	$63.52	$54.89	$41.34	$35.39	$32.30
Income from Investment Operations
Net investment income (loss)A	.02	(.08)	(.11)	(.10)	(.11)	(.08)
Net realized and unrealized gain (loss)	(2.08)	3.43	8.74	13.65	6.06	3.17
Total from investment operations	(2.06)	3.35	8.63	13.55	5.95	3.09
Distributions from net realized gain	(7.24)	–	–	–	–	–
Net asset value, end of period	$57.57	$66.87	$63.52	$54.89	$41.34	$35.39
Total ReturnB,C,D	(3.49)%	5.27%	15.72%	32.78%	16.81%	9.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	1.05%	1.08%	1.23%	1.30%	1.08%
Expenses net of fee waivers, if any	.92%G	1.05%	1.08%	1.23%	1.29%	1.08%
Expenses net of all reductions	.92%G	1.05%	1.08%	1.23%	1.29%	1.07%
Net investment income (loss)	.08%G	(.12)%	(.18)%	(.20)%	(.29)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$588	$664	$648	$555	$359	$267
Portfolio turnover rateH	68%G	51%	13%	17%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$66.75	$63.55	$55.04	$41.54	$35.62	$32.58
Income from Investment Operations
Net investment income (loss)A	(.04)	(.23)	(.24)	(.19)	(.19)	(.15)
Net realized and unrealized gain (loss)	(2.08)	3.43	8.75	13.69	6.11	3.19
Total from investment operations	(2.12)	3.20	8.51	13.50	5.92	3.04
Distributions from net realized gain	(7.24)	–	–	–	–	–
Net asset value, end of period	$57.39	$66.75	$63.55	$55.04	$41.54	$35.62
Total ReturnB,C,D	(3.60)%	5.04%	15.46%	32.50%	16.62%	9.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.15%G	1.28%	1.31%	1.43%	1.48%	1.25%
Expenses net of fee waivers, if any	1.15%G	1.28%	1.31%	1.43%	1.48%	1.25%
Expenses net of all reductions	1.14%G	1.28%	1.31%	1.43%	1.48%	1.25%
Net investment income (loss)	(.15)%G	(.35)%	(.40)%	(.40)%	(.48)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$1,326	$1,461	$1,504	$1,426	$1,187	$1,102
Portfolio turnover rateH	68%G	51%	13%	17%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$60.95	$58.39	$50.87	$38.62	$33.31	$30.64
Income from Investment Operations
Net investment income (loss)A	(.19)	(.58)	(.55)	(.44)	(.39)	(.33)
Net realized and unrealized gain (loss)	(1.88)	3.14	8.07	12.69	5.70	3.00
Total from investment operations	(2.07)	2.56	7.52	12.25	5.31	2.67
Distributions from net realized gain	(7.24)	–	–	–	–	–
Net asset value, end of period	$51.64	$60.95	$58.39	$50.87	$38.62	$33.31
Total ReturnB,C,D	(3.89)%	4.38%	14.78%	31.72%	15.94%	8.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.76%G	1.90%	1.92%	2.03%	2.07%	1.83%
Expenses net of fee waivers, if any	1.76%G	1.90%	1.92%	2.03%	2.05%	1.83%
Expenses net of all reductions	1.76%G	1.90%	1.92%	2.03%	2.05%	1.83%
Net investment income (loss)	(.76)%G	(.97)%	(1.02)%	(1.00)%	(1.05)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$3	$6	$9	$12	$13	$14
Portfolio turnover rateH	68%G	51%	13%	17%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$61.42	$58.78	$51.17	$38.83	$33.48	$30.79
Income from Investment Operations
Net investment income (loss)A	(.17)	(.52)	(.50)	(.42)	(.38)	(.33)
Net realized and unrealized gain (loss)	(1.90)	3.16	8.11	12.76	5.73	3.02
Total from investment operations	(2.07)	2.64	7.61	12.34	5.35	2.69
Distributions from net realized gain	(7.24)	–	–	–	–	–
Net asset value, end of period	$52.11	$61.42	$58.78	$51.17	$38.83	$33.48
Total ReturnB,C,D	(3.86)%	4.49%	14.87%	31.78%	15.98%	8.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.67%G	1.80%	1.83%	1.96%	2.04%	1.82%
Expenses net of fee waivers, if any	1.67%G	1.80%	1.83%	1.96%	2.03%	1.82%
Expenses net of all reductions	1.67%G	1.80%	1.83%	1.96%	2.02%	1.82%
Net investment income (loss)	(.67)%G	(.87)%	(.93)%	(.93)%	(1.02)%	(.97)%
Supplemental Data
Net assets, end of period (in millions)	$214	$238	$212	$159	$71	$47
Portfolio turnover rateH	68%G	51%	13%	17%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$70.05	$66.35	$57.18	$42.94	$36.63	$33.33
Income from Investment Operations
Net investment income (loss)A	.11	.11	.05	.05	.01	.05
Net realized and unrealized gain (loss)	(2.20)	3.59	9.12	14.19	6.30	3.25
Total from investment operations	(2.09)	3.70	9.17	14.24	6.31	3.30
Distributions from net realized gain	(7.24)	–	–	–	–	–
Net asset value, end of period	$60.72	$70.05	$66.35	$57.18	$42.94	$36.63
Total ReturnB,C	(3.36)%	5.58%	16.04%	33.16%	17.23%	9.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	.77%	.81%	.93%	.97%	.72%
Expenses net of fee waivers, if any	.64%F	.77%	.81%	.93%	.97%	.72%
Expenses net of all reductions	.63%F	.77%	.81%	.93%	.97%	.72%
Net investment income (loss)	.36%F	.16%	.09%	.09%	.04%	.13%
Supplemental Data
Net assets, end of period (in millions)	$710	$1,061	$1,357	$1,112	$475	$215
Portfolio turnover rateG	68%F	51%	13%	17%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$70.27	$66.48	$57.20	$53.30
Income from Investment Operations
Net investment income (loss)B	.14	.20	.14	.02
Net realized and unrealized gain (loss)	(2.19)	3.59	9.14	3.88
Total from investment operations	(2.05)	3.79	9.28	3.90
Distributions from net realized gain	(7.24)	–	–	–
Net asset value, end of period	$60.98	$70.27	$66.48	$57.20
Total ReturnC,D	(3.29)%	5.70%	16.22%	7.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.64%	.67%	.78%G
Expenses net of fee waivers, if any	.50%G	.64%	.67%	.78%G
Expenses net of all reductions	.50%G	.64%	.67%	.78%G
Net investment income (loss)	.49%G	.29%	.24%	.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,683	$4,597	$2,955	$107
Portfolio turnover rateH	68%G	51%	13%	17%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$946,629
Gross unrealized depreciation	(133,139)
Net unrealized appreciation (depreciation) on securities	$813,490
Tax cost	$2,125,642

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,014,530 and $1,503,421, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$747	$2
Class T	.25%	.25%	3,294	–
Class B	.75%	.25%	21	16
Class C	.75%	.25%	1,076	117
			$5,138	$135

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$68
Class T	18
Class B(a)	-(b)
Class C(a)	11
$97

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$636.21
Class T	1,245.19
Class B	6.30
Class C	227.21
Class I	714.18
Class Z	1.05
	$2,829

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,909.61%		$11

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $672. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $59 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,396. The weighted average interest rate was .88%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $40 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $12.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net realized gain
Class A	$72,319	$–
Class T	159,664	–
Class B	693	–
Class C	28,156	–
Class I	110,148	–
Class Z	639	–
Total	$371,619	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	1,026	2,042	$58,077	$132,799
Reinvestment of distributions	1,108	–	66,935	–
Shares redeemed	(1,852)	(2,310)	(103,030)	(150,069)
Net increase (decrease)	282	(268)	$21,982	$(17,270)
Class T
Shares sold	1,235	2,048	$68,417	$132,934
Reinvestment of distributions	2,514	–	151,539	–
Shares redeemed	(2,528)	(3,816)	(140,198)	(247,857)
Net increase (decrease)	1,221	(1,768)	$79,758	$(114,923)
Class B
Shares sold	1	8	$70	$496
Reinvestment of distributions	12	–	660	–
Shares redeemed	(45)	(60)	(2,252)	(3,572)
Net increase (decrease)	(32)	(52)	$(1,522)	$(3,076)
Class C
Shares sold	467	976	$24,340	$58,121
Reinvestment of distributions	428	–	23,474	–
Shares redeemed	(671)	(715)	(34,179)	(42,885)
Net increase (decrease)	224	261	$13,635	$15,236
Class I
Shares sold	1,233	3,352	$73,277	$227,344
Reinvestment of distributions	1,258	–	79,978	–
Shares redeemed	(5,947)	(8,670)	(338,196)	(591,814)
Net increase (decrease)	(3,456)	(5,318)	$(184,941)	$(364,470)
Class Z
Shares sold	31	30	$2,108	$1,991
Reinvestment of distributions	10	–	639	–
Shares redeemed	(13)	(9)	(796)	(621)
Net increase (decrease)	28	21	$1,951	$1,370

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.92%
Actual		$1,000.00	$965.10	$4.52
Hypothetical-C		$1,000.00	$1,020.40	$4.65
Class T	1.15%
Actual		$1,000.00	$964.00	$5.65
Hypothetical-C		$1,000.00	$1,019.25	$5.81
Class B	1.76%
Actual		$1,000.00	$961.10	$8.63
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Class C	1.67%
Actual		$1,000.00	$961.40	$8.19
Hypothetical-C		$1,000.00	$1,016.65	$8.42
Class I	.64%
Actual		$1,000.00	$966.40	$3.15
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.50%
Actual		$1,000.00	$967.10	$2.46
Hypothetical-C		$1,000.00	$1,022.50	$2.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

GO-SANN-0716
1.704615.118

Fidelity Advisor® Large Cap Fund Class A, Class T, Class B, Class C and Class I Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.6	4.3
General Electric Co.	2.9	3.6
Bank of America Corp.	2.9	3.0
Microsoft Corp.	2.7	2.8
Apple, Inc.	2.6	3.4
Citigroup, Inc.	2.4	2.6
Chevron Corp.	2.0	1.8
Qualcomm, Inc.	2.0	1.6
Procter & Gamble Co.	1.9	1.8
Alphabet, Inc. Class A	1.8	1.8
	24.8

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	22.7
Financials	20.6	21.8
Health Care	13.6	12.4
Energy	13.0	9.0
Industrials	12.2	13.0

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 9.2%

As of November 30, 2015 *
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 9.6%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
BorgWarner, Inc.	42,000	$1,429,260
Johnson Controls, Inc.	24,400	1,077,260
		2,506,520
Automobiles - 0.2%
General Motors Co.	15,700	491,096
Harley-Davidson, Inc.	12,200	565,958
Tesla Motors, Inc. (a)	5,600	1,250,088
		2,307,142
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	36,500	1,687,760
Yum! Brands, Inc.	54,138	4,444,188
		6,131,948
Household Durables - 0.5%
KB Home	307,900	4,292,126
Taylor Morrison Home Corp. (a)	148,000	2,205,200
		6,497,326
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	417,590	53,452
Polaris Industries, Inc.	14,600	1,241,292
		1,294,744
Media - 4.5%
Comcast Corp. Class A	324,537	20,543,192
Scripps Networks Interactive, Inc. Class A	104,800	6,742,832
Sinclair Broadcast Group, Inc. Class A	86,400	2,732,832
Time Warner, Inc.	220,159	16,657,230
Viacom, Inc. Class B (non-vtg.)	184,800	8,199,576
		54,875,662
Multiline Retail - 1.4%
Target Corp.	240,440	16,537,463
Specialty Retail - 1.1%
Lowe's Companies, Inc.	168,579	13,508,235
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	19,300	824,496

TOTAL CONSUMER DISCRETIONARY		104,483,536

CONSUMER STAPLES - 6.0%
Beverages - 1.8%
Diageo PLC	189,781	5,149,747
The Coca-Cola Co.	365,475	16,300,185
		21,449,932
Food & Staples Retailing - 1.0%
CVS Health Corp.	59,911	5,778,416
United Natural Foods, Inc. (a)	25,800	961,308
Walgreens Boots Alliance, Inc.	55,455	4,292,217
Whole Foods Market, Inc.	29,400	951,090
		11,983,031
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	37,000	3,044,360
Household Products - 1.9%
Procter & Gamble Co.	282,752	22,914,222
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	10,131	1,232,436
Philip Morris International, Inc.	119,729	11,814,858
		13,047,294

TOTAL CONSUMER STAPLES		72,438,839

ENERGY - 13.0%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	92,100	4,271,598
Ensco PLC Class A	60,950	602,796
Helmerich & Payne, Inc. (c)	26,000	1,589,900
National Oilwell Varco, Inc.	149,332	4,920,489
Oceaneering International, Inc.	134,500	4,446,570
Schlumberger Ltd.	49,605	3,784,862
		19,616,215
Oil, Gas & Consumable Fuels - 11.4%
Amyris, Inc. (a)(c)	765,100	439,933
Anadarko Petroleum Corp.	50,200	2,603,372
Apache Corp.	204,010	11,657,131
Cabot Oil & Gas Corp.	199,200	4,774,824
Cenovus Energy, Inc.	370,700	5,588,698
Chevron Corp.	243,007	24,543,707
ConocoPhillips Co.	280,400	12,278,716
Devon Energy Corp.	43,600	1,573,524
Energy Transfer Equity LP	478,800	6,052,032
Golar LNG Ltd.	48,300	840,420
Imperial Oil Ltd.	265,700	8,467,307
Kinder Morgan, Inc.	465,400	8,414,432
Legacy Reserves LP	83,200	200,512
MPLX LP	5,176	165,114
Noble Energy, Inc.	24,600	879,450
SM Energy Co. (c)	108,900	3,432,528
Suncor Energy, Inc. (c)	648,600	17,914,586
Teekay Offshore Partners LP	88,600	559,066
The Williams Companies, Inc.	583,829	12,937,651
Williams Partners LP	468,800	14,964,096
		138,287,099

TOTAL ENERGY		157,903,314

FINANCIALS - 20.6%
Banks - 13.8%
Bank of America Corp.	2,374,400	35,117,376
Citigroup, Inc.	636,997	29,664,950
Comerica, Inc.	154,600	7,281,660
Cullen/Frost Bankers, Inc.	5,700	381,330
Fifth Third Bancorp	60,100	1,134,087
JPMorgan Chase & Co.	671,568	43,833,240
PNC Financial Services Group, Inc.	40,285	3,615,176
Regions Financial Corp.	976,000	9,594,080
Standard Chartered PLC (United Kingdom)	389,286	2,984,312
SunTrust Banks, Inc.	335,608	14,706,343
U.S. Bancorp	314,665	13,473,955
Wells Fargo & Co.	115,994	5,883,216
		167,669,725
Capital Markets - 5.1%
Charles Schwab Corp.	254,653	7,787,289
Franklin Resources, Inc.	28,500	1,064,475
Goldman Sachs Group, Inc.	9,300	1,483,164
KKR & Co. LP	321,036	4,337,196
Legg Mason, Inc.	31,500	1,086,750
Morgan Stanley	417,143	11,417,204
Northern Trust Corp.	161,286	11,951,293
State Street Corp.	285,458	18,000,981
The Blackstone Group LP	168,800	4,420,872
		61,549,224
Diversified Financial Services - 0.3%
KKR Renaissance Co-Invest LP unit (a)(b)	29,500	3,333,795
Markit Ltd. (a)	15,700	539,609
		3,873,404
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	3,200	211,424
MetLife, Inc.	122,985	5,601,967
Principal Financial Group, Inc.	56,900	2,535,464
		8,348,855
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	254,092	1,791,349
Radian Group, Inc.	595,068	7,384,794
		9,176,143

TOTAL FINANCIALS		250,617,351

HEALTH CARE - 13.6%
Biotechnology - 3.5%
AbbVie, Inc.	55,300	3,480,029
Alnylam Pharmaceuticals, Inc. (a)	11,400	817,608
Amgen, Inc.	61,347	9,689,759
Biogen, Inc. (a)	29,800	8,633,954
BioMarin Pharmaceutical, Inc. (a)	25,600	2,295,040
Celgene Corp. (a)	41,900	4,421,288
Celldex Therapeutics, Inc. (a)	5,100	23,358
Genocea Biosciences, Inc. (a)	18,400	86,480
Gilead Sciences, Inc.	15,100	1,314,606
Insmed, Inc. (a)	65,264	770,115
Intercept Pharmaceuticals, Inc. (a)	42,031	6,235,719
Spark Therapeutics, Inc. (a)	18,700	1,046,265
Vertex Pharmaceuticals, Inc. (a)	33,300	3,101,895
Windtree Therapeutics, Inc. (a)(c)	38,252	99,838
		42,015,954
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	140,825	5,580,895
Alere, Inc. (a)	64,400	2,765,980
Boston Scientific Corp. (a)	756,586	17,182,068
Medtronic PLC	101,100	8,136,528
NxStage Medical, Inc. (a)	73,300	1,385,370
Zimmer Biomet Holdings, Inc.	38,400	4,689,024
		39,739,865
Health Care Providers & Services - 1.5%
Cigna Corp.	10,600	1,357,966
Express Scripts Holding Co. (a)	69,910	5,281,701
McKesson Corp.	62,996	11,537,087
		18,176,754
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	146,087
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	113,200	5,194,748
Pharmaceuticals - 4.9%
Allergan PLC (a)	10,329	2,435,062
Bristol-Myers Squibb Co.	15,600	1,118,520
GlaxoSmithKline PLC sponsored ADR	451,439	19,127,470
Jazz Pharmaceuticals PLC (a)	41,107	6,230,177
Johnson & Johnson	113,963	12,842,490
Novartis AG sponsored ADR	1,600	127,216
Sanofi SA	13,555	1,114,117
Teva Pharmaceutical Industries Ltd. sponsored ADR	269,691	13,988,872
TherapeuticsMD, Inc. (a)	353,800	3,162,972
		60,146,896

TOTAL HEALTH CARE		165,420,304

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.6%
General Dynamics Corp.	3,600	510,732
KEYW Holding Corp. (a)	113,182	1,009,583
The Boeing Co.	80,263	10,125,177
United Technologies Corp.	72,972	7,339,524
		18,985,016
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	24,000	1,799,520
FedEx Corp.	39,500	6,516,315
Hub Group, Inc. Class A (a)	39,348	1,574,707
United Parcel Service, Inc. Class B	134,975	13,914,573
		23,805,115
Building Products - 0.1%
Lennox International, Inc.	5,200	714,220
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	21,100	2,067,589
Electrical Equipment - 1.2%
AMETEK, Inc.	93,330	4,463,041
Eaton Corp. PLC	29,400	1,811,922
Emerson Electric Co.	106,700	5,550,534
Hubbell, Inc. Class B	24,482	2,601,702
		14,427,199
Industrial Conglomerates - 2.9%
General Electric Co.	1,185,044	35,823,880
Machinery - 1.1%
Deere & Co.	53,500	4,402,515
Ingersoll-Rand PLC	40,383	2,697,988
Joy Global, Inc. (c)	87,400	1,488,422
Rexnord Corp. (a)	151,900	3,150,406
Wabtec Corp.	7,600	588,088
Xylem, Inc.	16,800	750,288
		13,077,707
Professional Services - 0.3%
Acacia Research Corp. (a)	37,000	190,920
IHS, Inc. Class A (a)	3,300	405,669
Verisk Analytics, Inc. (a)	45,500	3,612,245
		4,208,834
Road & Rail - 2.7%
Celadon Group, Inc.	13,800	136,344
CSX Corp.	371,801	9,826,700
Genesee & Wyoming, Inc. Class A (a)	97,400	5,850,818
J.B. Hunt Transport Services, Inc.	62,800	5,194,816
Kansas City Southern	46,700	4,347,770
Norfolk Southern Corp.	36,558	3,073,065
Old Dominion Freight Lines, Inc. (a)	41,300	2,657,655
Union Pacific Corp.	19,200	1,616,448
		32,703,616
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	24,800	1,727,816

TOTAL INDUSTRIALS		147,540,992

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	714,154	20,746,174
Electronic Equipment & Components - 0.1%
Fitbit, Inc.	75,200	1,066,336
Internet Software & Services - 4.4%
Alphabet, Inc.:
Class A	29,356	21,983,241
Class C	25,437	18,714,510
Facebook, Inc. Class A (a)	66,500	7,900,865
LinkedIn Corp. Class A (a)	600	81,900
Twitter, Inc. (a)(c)	109,000	1,658,980
Yahoo!, Inc. (a)	78,434	2,975,786
		53,315,282
IT Services - 5.1%
Cognizant Technology Solutions Corp. Class A (a)	34,984	2,149,417
First Data Corp. (d)	205,630	2,576,544
First Data Corp. Class A (a)	123,800	1,551,214
IBM Corp.	81,281	12,496,141
MasterCard, Inc. Class A	146,500	14,049,350
Paychex, Inc.	94,522	5,124,983
PayPal Holdings, Inc. (a)	67,200	2,539,488
Unisys Corp. (a)	281,562	2,376,383
Visa, Inc. Class A	234,720	18,528,797
		61,392,317
Semiconductors & Semiconductor Equipment - 2.1%
Maxim Integrated Products, Inc.	27,500	1,043,900
Qualcomm, Inc.	437,750	24,041,230
		25,085,130
Software - 3.8%
Adobe Systems, Inc. (a)	41,110	4,089,212
Autodesk, Inc. (a)	66,381	3,868,021
Microsoft Corp.	613,754	32,528,962
Mobileye NV (a)(c)	38,400	1,458,048
Oracle Corp.	110,550	4,444,110
		46,388,353
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	314,921	31,448,011
EMC Corp.	523,900	14,643,005
Western Digital Corp.	116,200	5,407,948
		51,498,964

TOTAL INFORMATION TECHNOLOGY		259,492,556

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.	49,900	1,380,234
E.I. du Pont de Nemours & Co.	48,215	3,153,743
Ingevity Corp. (a)	23,881	695,892
Intrepid Potash, Inc. (a)(c)	281,660	357,708
LyondellBasell Industries NV Class A	26,000	2,115,360
Monsanto Co.	132,317	14,881,693
Potash Corp. of Saskatchewan, Inc.	277,000	4,520,380
W.R. Grace & Co.	40,700	3,159,948
		30,264,958
Containers & Packaging - 0.5%
WestRock Co.	143,289	5,675,677
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (c)	175,000	1,939,000

TOTAL MATERIALS		37,879,635

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	104,294	5,308,565
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	250,400	8,581,208
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	142,200	2,679,048

TOTAL UTILITIES		11,260,256

TOTAL COMMON STOCKS
(Cost $1,060,101,235)		1,212,345,348
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 (d)
(Cost $676,000)	676,000	418,698
	Shares	Value

Money Market Funds - 2.2%
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)
(Cost $26,393,117)	26,393,117	26,393,117
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $1,087,170,352)		1,239,157,163
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(24,041,578)
NET ASSETS - 100%		$1,215,115,585

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,387,247 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,995,242 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,112,250
NJOY, Inc.	6/7/13 - 10/24/13	$1,208,497

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,360
Fidelity Securities Lending Cash Central Fund	131,398
Total	$134,758

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$104,483,536	$104,430,084	$--	$53,452
Consumer Staples	72,438,839	67,289,092	5,149,747	--
Energy	157,903,314	157,903,314	--	--
Financials	250,617,351	247,283,556	--	3,333,795
Health Care	165,420,304	164,306,187	1,114,117	--
Industrials	147,540,992	147,540,992	--	--
Information Technology	259,492,556	259,492,556	--	--
Materials	37,879,635	37,879,635	--	--
Telecommunication Services	5,308,565	5,308,565	--	--
Utilities	11,260,256	11,260,256	--	--
Corporate Bonds	418,698	--	418,698	--
Money Market Funds	26,393,117	26,393,117	--	--
Total Investments in Securities:	$1,239,157,163	$1,229,087,354	$6,682,562	$3,387,247

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,278,585) — See accompanying schedule: Unaffiliated issuers (cost $1,060,777,235)	$1,212,764,046
Fidelity Central Funds (cost $26,393,117)	26,393,117
Total Investments (cost $1,087,170,352)		$1,239,157,163
Receivable for investments sold		5,006,039
Receivable for fund shares sold		789,824
Dividends receivable		2,594,666
Interest receivable		8,206
Distributions receivable from Fidelity Central Funds		18,308
Prepaid expenses		487
Other receivables		8,659
Total assets		1,247,583,352
Liabilities
Payable to custodian bank	$613,601
Payable for investments purchased	2,363,153
Payable for fund shares redeemed	2,117,792
Accrued management fee	416,504
Distribution and service plan fees payable	297,004
Other affiliated payables	233,945
Other payables and accrued expenses	32,651
Collateral on securities loaned, at value	26,393,117
Total liabilities		32,467,767
Net Assets		$1,215,115,585
Net Assets consist of:
Paid in capital		$1,064,800,408
Undistributed net investment income		6,475,408
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,143,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		151,983,049
Net Assets		$1,215,115,585
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($447,716,693 ÷ 16,335,615 shares)		$27.41
Maximum offering price per share (100/94.25 of $27.41)		$29.08
Class T:
Net Asset Value and redemption price per share ($168,763,084 ÷ 6,169,827 shares)		$27.35
Maximum offering price per share (100/96.50 of $27.35)		$28.34
Class B:
Net Asset Value and offering price per share ($3,010,837 ÷ 117,980 shares)(a)		$25.52
Class C:
Net Asset Value and offering price per share ($163,609,788 ÷ 6,524,861 shares)(a)		$25.07
Class I:
Net Asset Value, offering price and redemption price per share ($432,015,183 ÷ 15,129,618 shares)		$28.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$13,038,326
Interest		31,948
Income from Fidelity Central Funds		134,758
Total income		13,205,032
Expenses
Management fee
Basic fee	$3,270,336
Performance adjustment	(698,226)
Transfer agent fees	1,212,442
Distribution and service plan fees	1,771,373
Accounting and security lending fees	193,480
Custodian fees and expenses	25,633
Independent trustees' fees and expenses	2,673
Registration fees	50,374
Audit	30,657
Legal	3,695
Interest	501
Miscellaneous	5,626
Total expenses before reductions	5,868,564
Expense reductions	(24,681)	5,843,883
Net investment income (loss)		7,361,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,955,995)
Foreign currency transactions	9,667
Total net realized gain (loss)		(3,946,328)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,774,619)
Assets and liabilities in foreign currencies	1,348
Total change in net unrealized appreciation (depreciation)		(3,773,271)
Net gain (loss)		(7,719,599)
Net increase (decrease) in net assets resulting from operations		$(358,450)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,361,149	$11,443,757
Net realized gain (loss)	(3,946,328)	29,727,618
Change in net unrealized appreciation (depreciation)	(3,773,271)	(64,007,130)
Net increase (decrease) in net assets resulting from operations	(358,450)	(22,835,755)
Distributions to shareholders from net investment income	(10,152,553)	(5,828,260)
Distributions to shareholders from net realized gain	(28,234,854)	(37,026,970)
Total distributions	(38,387,407)	(42,855,230)
Share transactions - net increase (decrease)	(77,921,142)	119,504,310
Total increase (decrease) in net assets	(116,666,999)	53,813,325
Net Assets
Beginning of period	1,331,782,584	1,277,969,259
End of period (including undistributed net investment income of $6,475,408 and undistributed net investment income of $9,266,812, respectively)	$1,215,115,585	$1,331,782,584

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.12	$29.60	$28.11	$20.43	$17.57	$16.69
Income from Investment Operations
Net investment income (loss)A	.17	.25	.20	.16	.15	.09
Net realized and unrealized gain (loss)	(.05)	(.74)	3.45	7.61	3.30	.87
Total from investment operations	.12	(.49)	3.65	7.77	3.45	.96
Distributions from net investment income	(.23)	(.14)	(.22)	(.02)	(.18)	(.06)
Distributions from net realized gain	(.60)	(.85)	(1.94)	(.07)	(.41)	(.02)
Total distributions	(.83)	(.99)	(2.16)	(.09)	(.59)	(.08)
Net asset value, end of period	$27.41	$28.12	$29.60	$28.11	$20.43	$17.57
Total ReturnB,C,D	.60%	(1.57)%	14.13%	38.16%	19.69%	5.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	1.15%	1.30%	1.26%	1.25%	1.29%
Expenses net of fee waivers, if any	.94%G	1.15%	1.25%	1.26%	1.25%	1.29%
Expenses net of all reductions	.93%G	1.15%	1.25%	1.24%	1.24%	1.28%
Net investment income (loss)	1.28%G	.90%	.72%	.68%	.76%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$447,717	$469,026	$414,421	$214,686	$123,303	$103,670
Portfolio turnover rateH	27%G	31%	28%	54%	59%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.02	$29.50	$28.02	$20.41	$17.51	$16.63
Income from Investment Operations
Net investment income (loss)A	.13	.18	.13	.10	.10	.04
Net realized and unrealized gain (loss)	(.04)	(.74)	3.44	7.59	3.29	.87
Total from investment operations	.09	(.56)	3.57	7.69	3.39	.91
Distributions from net investment income	(.16)	(.07)	(.15)	(.01)	(.10)	–B
Distributions from net realized gain	(.60)	(.85)	(1.94)	(.07)	(.39)	(.02)
Total distributions	(.76)	(.92)	(2.09)	(.08)	(.49)	(.03)C
Net asset value, end of period	$27.35	$28.02	$29.50	$28.02	$20.41	$17.51
Total ReturnD,E,F	.45%	(1.84)%	13.83%	37.82%	19.39%	5.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.41%	1.56%	1.51%	1.49%	1.54%
Expenses net of fee waivers, if any	1.20%I	1.41%	1.50%	1.51%	1.49%	1.54%
Expenses net of all reductions	1.20%I	1.41%	1.50%	1.49%	1.49%	1.53%
Net investment income (loss)	1.02%I	.63%	.47%	.42%	.52%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$168,763	$177,560	$170,613	$114,864	$76,151	$69,678
Portfolio turnover rateJ	27%I	31%	28%	54%	59%	83%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.11	$27.52	$26.24	$19.21	$16.49	$15.72
Income from Investment Operations
Net investment income (loss)A	.05	.01	(.01)	(.03)	–B	(.05)
Net realized and unrealized gain (loss)	(.04)	(.69)	3.23	7.13	3.10	.82
Total from investment operations	.01	(.68)	3.22	7.10	3.10	.77
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.60)	(.73)	(1.94)	(.07)	(.38)	–
Total distributions	(.60)	(.73)	(1.94)	(.07)	(.38)	–
Net asset value, end of period	$25.52	$26.11	$27.52	$26.24	$19.21	$16.49
Total ReturnC,D,E	.16%	(2.42)%	13.30%	37.08%	18.77%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	2.00%	2.16%	2.06%	2.02%	2.04%
Expenses net of fee waivers, if any	1.79%H	1.99%	2.00%	2.06%	2.02%	2.04%
Expenses net of all reductions	1.78%H	1.99%	2.00%	2.05%	2.01%	2.04%
Net investment income (loss)	.43%H	.05%	(.03)%	(.13)%	(.01)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,011	$4,835	$8,401	$10,499	$10,535	$12,839
Portfolio turnover rateI	27%H	31%	28%	54%	59%	83%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.70	$27.21	$26.07	$19.08	$16.41	$15.65
Income from Investment Operations
Net investment income (loss)A	.06	.04	(.01)	(.02)	–B	(.04)
Net realized and unrealized gain (loss)	(.05)	(.69)	3.19	7.08	3.09	.80
Total from investment operations	.01	(.65)	3.18	7.06	3.09	.76
Distributions from net investment income	(.04)	(.01)	(.10)	–B	(.03)	–
Distributions from net realized gain	(.60)	(.85)	(1.94)	(.07)	(.39)	–
Total distributions	(.64)	(.86)	(2.04)	(.07)	(.42)	–
Net asset value, end of period	$25.07	$25.70	$27.21	$26.07	$19.08	$16.41
Total ReturnC,D,E	.18%	(2.33)%	13.31%	37.14%	18.83%	4.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.90%	2.05%	2.00%	2.00%	2.03%
Expenses net of fee waivers, if any	1.69%H	1.90%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	1.69%H	1.90%	2.00%	1.99%	1.99%	2.03%
Net investment income (loss)	.53%H	.14%	(.03)%	(.07)%	.01%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$163,610	$181,957	$168,763	$67,780	$28,856	$24,197
Portfolio turnover rateI	27%H	31%	28%	54%	59%	83%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Large Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.30	$30.78	$29.03	$21.03	$18.13	$17.22
Income from Investment Operations
Net investment income (loss)A	.21	.34	.28	.24	.22	.15
Net realized and unrealized gain (loss)	(.06)	(.78)	3.59	7.85	3.40	.89
Total from investment operations	.15	(.44)	3.87	8.09	3.62	1.04
Distributions from net investment income	(.30)	(.20)	(.18)	(.02)	(.31)	(.11)
Distributions from net realized gain	(.60)	(.85)	(1.94)	(.07)	(.41)	(.02)
Total distributions	(.90)	(1.04)B	(2.12)	(.09)	(.72)	(.13)
Net asset value, end of period	$28.55	$29.30	$30.78	$29.03	$21.03	$18.13
Total ReturnC,D	.69%	(1.33)%	14.43%	38.62%	20.10%	6.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.89%	1.04%	.95%	.91%	.95%
Expenses net of fee waivers, if any	.68%G	.89%	1.00%	.95%	.91%	.95%
Expenses net of all reductions	.67%G	.89%	1.00%	.94%	.91%	.94%
Net investment income (loss)	1.54%G	1.15%	.97%	.98%	1.10%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$432,015	$498,404	$515,771	$242,897	$1,071,491	$1,013,999
Portfolio turnover rateH	27%G	31%	28%	54%	59%	83%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$232,150,694
Gross unrealized depreciation	(86,943,993)
Net unrealized appreciation (depreciation) on securities	$145,206,701
Tax cost	$1,093,950,462

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,851,891 and $264,429,853, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$535,147	$11,367
Class T	.25%	.25%	408,218	–
Class B	.75%	.25%	18,037	13,583
Class C	.75%	.25%	809,971	133,613
			$1,771,373	$158,563

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$62,175
Class T	10,246
Class B(a)	280
Class C(a)	15,709
$88,410

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$437,113.20
Class T	179,882.22
Class B	5,493.30
Class C	170,247.21
Class I	419,707.19
	$1,212,442

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,405 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,920,625.56%		$489

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,080 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $131,398, including $194 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $556,000. The weighted average interest rate was .80%. The interest expense amounted to $12 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,078 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,603.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$3,826,802	$2,028,918
Class T	981,442	401,622
Class C	295,369	82,446
Class I	5,048,940	3,315,274
Total	$10,152,553	$5,828,260
From net realized gain
Class A	$9,966,960	$12,045,812
Class T	3,809,644	4,941,694
Class B	110,345	220,894
Class C	4,228,922	5,384,378
Class I	10,118,983	14,434,192
Total	$28,234,854	$37,026,970

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	2,160,228	6,318,731	$55,641,623	$179,805,007
Reinvestment of distributions	506,726	488,972	13,174,015	13,432,055
Shares redeemed	(3,010,465)	(4,126,969)	(77,611,093)	(116,797,696)
Net increase (decrease)	(343,511)	2,680,734	$(8,795,455)	$76,439,366
Class T
Shares sold	476,905	1,467,747	$12,193,216	$41,749,475
Reinvestment of distributions	178,869	188,811	4,645,613	5,182,860
Shares redeemed	(822,131)	(1,103,079)	(21,029,401)	(31,222,052)
Net increase (decrease)	(166,357)	553,479	$(4,190,572)	$15,710,283
Class B
Shares sold	1,731	8,184	$41,926	$216,847
Reinvestment of distributions	4,310	8,005	104,666	205,898
Shares redeemed	(73,255)	(136,299)	(1,744,132)	(3,621,450)
Net increase (decrease)	(67,214)	(120,110)	$(1,597,540)	$(3,198,705)
Class C
Shares sold	467,604	2,311,592	$10,999,034	$60,389,767
Reinvestment of distributions	161,472	182,523	3,852,174	4,616,012
Shares redeemed	(1,184,730)	(1,616,562)	(27,874,165)	(41,900,226)
Net increase (decrease)	(555,654)	877,553	$(13,022,957)	$23,105,553
Class I
Shares sold	1,989,220	7,784,685	$52,977,480	$230,249,704
Reinvestment of distributions	510,015	563,541	13,796,737	16,089,097
Shares redeemed	(4,382,433)	(8,094,060)	(117,088,835)	(238,890,988)
Net increase (decrease)	(1,883,198)	254,166	$(50,314,618)	$7,447,813

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.94%
Actual		$1,000.00	$1,006.00	$4.71
Hypothetical-C		$1,000.00	$1,020.30	$4.75
Class T	1.20%
Actual		$1,000.00	$1,004.50	$6.01
Hypothetical-C		$1,000.00	$1,019.00	$6.06
Class B	1.79%
Actual		$1,000.00	$1,001.60	$8.96
Hypothetical-C		$1,000.00	$1,016.05	$9.02
Class C	1.69%
Actual		$1,000.00	$1,001.80	$8.46
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Class I	.68%
Actual		$1,000.00	$1,006.90	$3.41
Hypothetical-C		$1,000.00	$1,021.60	$3.44

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

LC-SANN-0716
1.704742.118

Fidelity Advisor® Stock Selector Mid Cap Fund Class A, Class T, Class B, Class C and Class I Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	3.9	3.5
Roper Technologies, Inc.	3.5	3.2
Ecolab, Inc.	1.8	1.5
Teledyne Technologies, Inc.	1.7	1.3
IDEX Corp.	1.5	2.5
Arthur J. Gallagher & Co.	1.5	1.2
Capital One Financial Corp.	1.4	1.4
Verisk Analytics, Inc.	1.4	0.0
PPG Industries, Inc.	1.3	1.5
Dollar General Corp.	1.2	0.9
	19.2

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	24.8
Information Technology	16.7	16.9
Industrials	14.1	14.8
Consumer Discretionary	12.0	13.1
Health Care	8.8	8.3

Asset Allocation (% of fund's net assets)

As of May 31, 2016 *
Stocks and Equity Futures	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 5.2%

As of November 30, 2015 *
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 6.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Distributors - 0.8%
LKQ Corp. (a)	497,500	$16,452
Hotels, Restaurants & Leisure - 1.3%
Dunkin' Brands Group, Inc.	453,900	19,649
Wyndham Worldwide Corp.	107,800	7,265
		26,914
Household Durables - 1.1%
Newell Brands, Inc.	216,858	10,342
NVR, Inc. (a)	7,200	12,478
		22,820
Internet & Catalog Retail - 0.7%
HSN, Inc.	199,300	10,437
Liberty Interactive Corp. QVC Group Series A (a)	141,210	3,810
		14,247
Leisure Products - 0.5%
Polaris Industries, Inc. (b)	125,400	10,662
Media - 3.1%
AMC Networks, Inc. Class A (a)	165,000	10,550
Discovery Communications, Inc. Class A (a)	443,200	12,343
Live Nation Entertainment, Inc. (a)	317,300	7,663
Omnicom Group, Inc.	118,000	9,833
Scripps Networks Interactive, Inc. Class A	222,200	14,296
Viacom, Inc. Class B (non-vtg.)	149,100	6,616
		61,301
Multiline Retail - 1.2%
Dollar General Corp.	270,100	24,282
Specialty Retail - 2.2%
AutoZone, Inc. (a)	10,300	7,851
GameStop Corp. Class A	277,300	8,069
O'Reilly Automotive, Inc. (a)	37,700	9,969
Ross Stores, Inc.	325,700	17,392
		43,281
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	149,500	14,023
Ralph Lauren Corp.	90,000	8,490
		22,513

TOTAL CONSUMER DISCRETIONARY		242,472

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Coca-Cola European Partners PLC	98,500	3,823
Dr. Pepper Snapple Group, Inc.	49,300	4,506
Molson Coors Brewing Co. Class B	83,600	8,291
		16,620
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	169,200	6,304
Whole Foods Market, Inc.	96,800	3,131
		9,435
Food Products - 1.1%
ConAgra Foods, Inc.	117,500	5,370
Mead Johnson Nutrition Co. Class A	67,900	5,587
WhiteWave Foods Co. (a)	235,300	10,506
		21,463
Household Products - 1.1%
Church & Dwight Co., Inc.	108,100	10,646
Energizer Holdings, Inc.	232,700	11,014
		21,660
Personal Products - 0.6%
Coty, Inc. Class A	83,300	2,194
Edgewell Personal Care Co. (a)	133,500	10,604
		12,798
Tobacco - 0.1%
Universal Corp.	37,100	2,029

TOTAL CONSUMER STAPLES		84,005

ENERGY - 3.2%
Energy Equipment & Services - 1.1%
Dril-Quip, Inc. (a)	137,400	8,386
Nabors Industries Ltd.	622,300	5,850
Oil States International, Inc. (a)	221,000	7,262
		21,498
Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	60,800	1,457
Cimarex Energy Co.	56,600	6,581
Energen Corp.	189,800	9,038
HollyFrontier Corp.	366,300	9,802
PDC Energy, Inc. (a)	75,100	4,360
Whiting Petroleum Corp. (a)	428,400	5,291
WPX Energy, Inc. (a)	588,500	6,056
		42,585

TOTAL ENERGY		64,083

FINANCIALS - 25.2%
Banks - 5.0%
Aldermore Group PLC (a)	1,920,700	6,012
CIT Group, Inc.	200,000	6,852
Comerica, Inc.	126,100	5,939
FirstMerit Corp.	409,900	9,297
Huntington Bancshares, Inc.	2,251,078	23,524
Prosperity Bancshares, Inc.	165,200	8,896
Shawbrook Group PLC (a)	1,401,100	5,986
Signature Bank (a)	108,100	14,594
Synovus Financial Corp.	539,027	17,340
The Jammu & Kashmir Bank Ltd.	2,407,373	2,051
		100,491
Capital Markets - 0.8%
Fortress Investment Group LLC	435,700	2,200
Interactive Brokers Group, Inc.	238,667	9,590
KCG Holdings, Inc. Class A (a)	150,644	2,120
Stifel Financial Corp. (a)	40,000	1,511
		15,421
Consumer Finance - 3.0%
Capital One Financial Corp.	391,600	28,681
Enova International, Inc. (a)	268,767	1,957
Navient Corp.	653,116	8,954
OneMain Holdings, Inc. (a)	252,380	7,889
SLM Corp. (a)	2,056,916	14,131
		61,612
Diversified Financial Services - 1.6%
Bats Global Markets, Inc.	5,500	153
MSCI, Inc. Class A	302,400	24,128
On Deck Capital, Inc. (a)(b)	1,667,958	8,623
		32,904
Insurance - 4.4%
Allied World Assurance Co. Holdings AG	200,000	7,416
Arthur J. Gallagher & Co.	626,300	30,269
Direct Line Insurance Group PLC	2,404,758	13,071
Employers Holdings, Inc.	150,000	4,478
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,400	10,483
Hanover Insurance Group, Inc.	112,900	9,786
Principal Financial Group, Inc.	183,300	8,168
ProAssurance Corp.	81,200	4,262
		87,933
Real Estate Investment Trusts - 9.5%
Altisource Residential Corp. Class B	507,921	5,089
Communications Sales & Leasing, Inc.	176,300	4,404
DCT Industrial Trust, Inc.	352,800	15,216
Douglas Emmett, Inc.	424,500	14,386
Equity Lifestyle Properties, Inc.	138,000	10,115
Extra Space Storage, Inc.	65,200	6,062
FelCor Lodging Trust, Inc.	1,097,100	7,252
Healthcare Realty Trust, Inc.	401,600	12,767
Liberty Property Trust (SBI)	158,753	5,925
Mack-Cali Realty Corp.	627,900	16,476
Mid-America Apartment Communities, Inc.	206,250	21,242
Outfront Media, Inc.	293,900	6,536
Pennsylvania Real Estate Investment Trust (SBI)	526,600	11,111
Potlatch Corp.	164,000	5,606
Ramco-Gershenson Properties Trust (SBI)	340,000	6,123
Redwood Trust, Inc.	358,100	5,103
Sabra Health Care REIT, Inc.	413,400	8,657
The GEO Group, Inc.	92,550	3,078
Urban Edge Properties	499,800	13,420
VEREIT, Inc.	1,341,400	12,864
		191,432
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	191,950	5,730
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	301,300	6,586
LIC Housing Finance Ltd.	719,652	5,038
		11,624

TOTAL FINANCIALS		507,147

HEALTH CARE - 8.8%
Biotechnology - 0.8%
Puma Biotechnology, Inc. (a)	65,000	2,456
Vertex Pharmaceuticals, Inc. (a)	152,000	14,159
		16,615
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. (a)	700,000	15,897
Nevro Corp. (a)	101,591	7,083
The Cooper Companies, Inc.	125,000	20,351
The Spectranetics Corp. (a)	550,000	10,076
Wright Medical Group NV (a)	620,000	11,991
Zimmer Biomet Holdings, Inc.	100,500	12,272
		77,670
Health Care Providers & Services - 2.4%
Adeptus Health, Inc. Class A (a)(b)	100,000	7,150
American Renal Associates Holdings, Inc.	400,000	11,196
AmSurg Corp. (a)	140,000	10,471
MEDNAX, Inc. (a)	200,000	13,690
Surgical Care Affiliates, Inc. (a)	150,000	6,716
		49,223
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	240,000	11,014
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	620,000	17,434
Endo International PLC (a)	320,000	5,059
		22,493

TOTAL HEALTH CARE		177,015

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
Teledyne Technologies, Inc. (a)	344,936	33,849
Electrical Equipment - 5.0%
AMETEK, Inc.	1,629,472	77,922
Hubbell, Inc. Class B	210,600	22,380
		100,302
Industrial Conglomerates - 3.5%
Roper Technologies, Inc.	408,386	69,867
Machinery - 1.5%
IDEX Corp.	367,200	30,602
Professional Services - 1.4%
Verisk Analytics, Inc. (a)	360,077	28,587
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	58,500	2,287
MSC Industrial Direct Co., Inc. Class A	252,400	18,917
		21,204

TOTAL INDUSTRIALS		284,411

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 0.3%
F5 Networks, Inc. (a)	51,230	5,646
Electronic Equipment & Components - 2.9%
CDW Corp.	238,500	10,151
IPG Photonics Corp. (a)	116,500	10,063
Jabil Circuit, Inc.	768,300	14,659
Trimble Navigation Ltd. (a)	666,600	17,052
Zebra Technologies Corp. Class A (a)	111,700	5,932
		57,857
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	80,800	4,410
Box, Inc. Class A (a)(b)	196,000	2,462
LinkedIn Corp. Class A (a)	30,500	4,163
Marketo, Inc. (a)	229,050	8,069
Rackspace Hosting, Inc. (a)	699,400	17,485
SPS Commerce, Inc. (a)	83,100	4,529
Velti PLC (a)(c)	215,084	1
		41,119
IT Services - 3.9%
Alliance Data Systems Corp. (a)	76,700	17,042
Blackhawk Network Holdings, Inc. (a)	170,000	5,851
Cognizant Technology Solutions Corp. Class A (a)	164,500	10,107
EPAM Systems, Inc. (a)	114,400	8,753
Global Payments, Inc.	203,300	15,794
Maximus, Inc.	270,500	15,594
PayPal Holdings, Inc. (a)	119,800	4,527
		77,668
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	11,100	271
Cirrus Logic, Inc. (a)	137,000	4,932
Cree, Inc. (a)(b)	328,900	7,920
Lam Research Corp.	2,927	242
Micron Technology, Inc. (a)	458,600	5,833
NXP Semiconductors NV (a)	133,300	12,596
Qorvo, Inc. (a)	191,900	9,781
Skyworks Solutions, Inc.	160,800	10,735
		52,310
Software - 4.3%
CommVault Systems, Inc. (a)	344,000	15,576
Fair Isaac Corp.	42,100	4,691
Fleetmatics Group PLC (a)	136,700	5,591
Fortinet, Inc. (a)	238,500	8,159
Paylocity Holding Corp. (a)	104,000	3,818
Proofpoint, Inc. (a)	54,000	3,165
Salesforce.com, Inc. (a)	167,500	14,021
SS&C Technologies Holdings, Inc.	64,000	3,942
Synchronoss Technologies, Inc. (a)	23,600	832
Tableau Software, Inc. (a)	74,000	3,807
Tyler Technologies, Inc. (a)	98,300	15,068
Workday, Inc. Class A (a)	110,100	8,350
		87,020
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	485,100	6,491
Western Digital Corp.	159,100	7,405
		13,896

TOTAL INFORMATION TECHNOLOGY		335,516

MATERIALS - 7.1%
Chemicals - 5.2%
CF Industries Holdings, Inc.	535,700	14,817
Ecolab, Inc.	313,379	36,741
Ingevity Corp. (a)	325,600	9,488
PPG Industries, Inc.	237,100	25,531
W.R. Grace & Co.	234,197	18,183
		104,760
Containers & Packaging - 1.9%
Ball Corp.	230,711	16,680
Sealed Air Corp.	155,700	7,231
WestRock Co.	361,800	14,331
		38,242

TOTAL MATERIALS		143,002

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	30,300	1,207
Zayo Group Holdings, Inc. (a)	36,000	1,000
		2,207
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	20,300	868

TOTAL TELECOMMUNICATION SERVICES		3,075

UTILITIES - 6.1%
Electric Utilities - 3.0%
Great Plains Energy, Inc.	250,300	7,304
OGE Energy Corp.	299,226	9,034
Pinnacle West Capital Corp.	166,300	12,238
PNM Resources, Inc.	605,900	19,898
Westar Energy, Inc.	213,203	12,010
		60,484
Gas Utilities - 1.7%
Atmos Energy Corp.	211,140	15,392
National Fuel Gas Co.	192,311	10,577
South Jersey Industries, Inc.	275,300	7,953
		33,922
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	500,300	7,404
Talen Energy Corp. (a)	50,500	581
		7,985
Multi-Utilities - 1.0%
Avangrid, Inc.	156,400	6,572
Black Hills Corp. (b)	237,935	14,405
		20,977

TOTAL UTILITIES		123,368

TOTAL COMMON STOCKS
(Cost $1,906,821)		1,964,094
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% 8/25/16 (d)
(Cost $290)	290	290
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.40% (e)	56,851,487	$56,851
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	29,393,725	29,394
TOTAL MONEY MARKET FUNDS
(Cost $86,245)		86,245
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $1,993,356)		2,050,629
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(36,097)
NET ASSETS - 100%		$2,014,532

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
48 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	7,161	$21

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $290,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$73
Fidelity Securities Lending Cash Central Fund	310
Total	$383

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$242,472	$242,472	$--	$--
Consumer Staples	84,005	84,005	--	--
Energy	64,083	64,083	--	--
Financials	507,147	507,147	--	--
Health Care	177,015	177,015	--	--
Industrials	284,411	284,411	--	--
Information Technology	335,516	335,515	1	--
Materials	143,002	143,002	--	--
Telecommunication Services	3,075	3,075	--	--
Utilities	123,368	123,368	--	--
U.S. Government and Government Agency Obligations	290	--	290	--
Money Market Funds	86,245	86,245	--	--
Total Investments in Securities:	$2,050,629	$2,050,338	$291	$--
Derivative Instruments:
Assets
Futures Contracts	$21	$21	$--	$--
Total Assets	$21	$21	$--	$--
Total Derivative Instruments:	$21	$21	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$21	$0
Total Equity Risk	21	0
Total Value of Derivatives	$21	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,658) — See accompanying schedule: Unaffiliated issuers (cost $1,907,111)	$1,964,384
Fidelity Central Funds (cost $86,245)	86,245
Total Investments (cost $1,993,356)		$2,050,629
Cash		1,248
Receivable for investments sold		36,904
Receivable for fund shares sold		910
Dividends receivable		1,747
Distributions receivable from Fidelity Central Funds		93
Receivable for daily variation margin for derivative instruments		5
Prepaid expenses		1
Other receivables		34
Total assets		2,091,571
Liabilities
Payable for investments purchased	$39,430
Payable for fund shares redeemed	6,688
Accrued management fee	610
Distribution and service plan fees payable	487
Other affiliated payables	392
Other payables and accrued expenses	38
Collateral on securities loaned, at value	29,394
Total liabilities		77,039
Net Assets		$2,014,532
Net Assets consist of:
Paid in capital		$2,057,854
Undistributed net investment income		3,302
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(103,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,285
Net Assets		$2,014,532
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($550,806 ÷ 17,738.0 shares)		$31.05
Maximum offering price per share (100/94.25 of $31.05)		$32.94
Class T:
Net Asset Value and redemption price per share ($612,670 ÷ 19,635.0 shares)		$31.20
Maximum offering price per share (100/96.50 of $31.20)		$32.33
Class B:
Net Asset Value and offering price per share ($6,103 ÷ 214.8 shares)(a)		$28.41
Class C:
Net Asset Value and offering price per share ($143,041 ÷ 5,021.4 shares)(a)		$28.49
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($199,434 ÷ 6,169.2 shares)		$32.33
Class I:
Net Asset Value, offering price and redemption price per share ($502,478 ÷ 15,513.7 shares)		$32.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$15,939
Interest		2
Income from Fidelity Central Funds		383
Total income		16,324
Expenses
Management fee
Basic fee	$5,798
Performance adjustment	(1,227)
Transfer agent fees	2,260
Distribution and service plan fees	2,935
Accounting and security lending fees	324
Custodian fees and expenses	30
Independent trustees' fees and expenses	5
Registration fees	71
Audit	38
Legal	8
Interest	4
Miscellaneous	10
Total expenses before reductions	10,256
Expense reductions	(92)	10,164
Net investment income (loss)		6,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2)	(101,184)
Foreign currency transactions	4
Futures contracts	(313)
Total net realized gain (loss)		(101,493)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7)	51,176
Assets and liabilities in foreign currencies	3
Futures contracts	(198)
Total change in net unrealized appreciation (depreciation)		50,981
Net gain (loss)		(50,512)
Net increase (decrease) in net assets resulting from operations		$(44,352)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,160	$4,877
Net realized gain (loss)	(101,493)	274,812
Change in net unrealized appreciation (depreciation)	50,981	(264,502)
Net increase (decrease) in net assets resulting from operations	(44,352)	15,187
Distributions to shareholders from net investment income	(3,959)	(2,753)
Distributions to shareholders from net realized gain	(39,216)	–
Total distributions	(43,175)	(2,753)
Share transactions - net increase (decrease)	(301,058)	(166,510)
Total increase (decrease) in net assets	(388,585)	(154,076)
Net Assets
Beginning of period	2,403,117	2,557,193
End of period (including undistributed net investment income of $3,302 and undistributed net investment income of $1,101, respectively)	$2,014,532	$2,403,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.01	$31.80	$28.37	$22.16	$19.15	$19.22
Income from Investment Operations
Net investment income (loss)A	.09	.08	.08	.10	.09	.08B
Net realized and unrealized gain (loss)	(.48)	.13	3.36	6.29	3.02	(.15)
Total from investment operations	(.39)	.21	3.44	6.39	3.11	(.07)
Distributions from net investment income	(.04)	–	(.01)	(.14)	(.10)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–	–
Total distributions	(.57)	–	(.01)	(.18)	(.10)	–
Net asset value, end of period	$31.05	$32.01	$31.80	$28.37	$22.16	$19.15
Total ReturnC,D,E	(1.14)%	.66%	12.11%	29.07%	16.32%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.98%	1.05%	.95%	.94%	.92%
Expenses net of fee waivers, if any	.94%H	.98%	1.05%	.95%	.94%	.92%
Expenses net of all reductions	.93%H	.97%	1.05%	.92%	.94%	.91%
Net investment income (loss)	.61%H	.24%	.26%	.39%	.41%	.39%B
Supplemental Data
Net assets, end of period (in millions)	$551	$593	$652	$692	$593	$644
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.16	$32.02	$28.63	$22.36	$19.30	$19.41
Income from Investment Operations
Net investment income (loss)A	.06	–	.01	.04	.05	.04B
Net realized and unrealized gain (loss)	(.49)	.14	3.38	6.36	3.05	(.15)
Total from investment operations	(.43)	.14	3.39	6.40	3.10	(.11)
Distributions from net investment income	–	–	–	(.09)	(.04)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–	–
Total distributions	(.53)	–	–	(.13)	(.04)	–
Net asset value, end of period	$31.20	$32.16	$32.02	$28.63	$22.36	$19.30
Total ReturnC,D,E	(1.26)%	.44%	11.84%	28.80%	16.12%	(.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.22%	1.28%	1.16%	1.14%	1.11%
Expenses net of fee waivers, if any	1.17%H	1.21%	1.28%	1.16%	1.14%	1.11%
Expenses net of all reductions	1.16%H	1.21%	1.27%	1.13%	1.13%	1.10%
Net investment income (loss)	.38%H	.01%	.03%	.17%	.22%	.20%B
Supplemental Data
Net assets, end of period (in millions)	$613	$681	$794	$817	$755	$871
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.41	$29.47	$26.51	$20.71	$17.94	$18.15
Income from Investment Operations
Net investment income (loss)A	(.03)	(.18)	(.16)	(.10)	(.07)	(.07)B
Net realized and unrealized gain (loss)	(.44)	.12	3.12	5.90	2.84	(.14)
Total from investment operations	(.47)	(.06)	2.96	5.80	2.77	(.21)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.53)	–	–	–	–	–
Total distributions	(.53)	–	–	–	–	–
Net asset value, end of period	$28.41	$29.41	$29.47	$26.51	$20.71	$17.94
Total ReturnC,D,E	(1.52)%	(.20)%	11.17%	28.01%	15.44%	(1.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.83%	1.89%	1.76%	1.73%	1.71%
Expenses net of fee waivers, if any	1.78%H	1.83%	1.89%	1.76%	1.73%	1.71%
Expenses net of all reductions	1.77%H	1.82%	1.88%	1.74%	1.73%	1.70%
Net investment income (loss)	(.23)%H	(.61)%	(.58)%	(.43)%	(.38)%	(.40)%B
Supplemental Data
Net assets, end of period (in millions)	$6	$10	$16	$21	$22	$28
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.48	$29.51	$26.52	$20.73	$17.95	$18.15
Income from Investment Operations
Net investment income (loss)A	(.02)	(.15)	(.14)	(.09)	(.06)	(.07)B
Net realized and unrealized gain (loss)	(.44)	.12	3.13	5.91	2.84	(.13)
Total from investment operations	(.46)	(.03)	2.99	5.82	2.78	(.20)
Distributions from net investment income	–	–	–	(.02)	–	–
Distributions from net realized gain	(.53)	–	–	(.01)	–	–
Total distributions	(.53)	–	–	(.03)	–	–
Net asset value, end of period	$28.49	$29.48	$29.51	$26.52	$20.73	$17.95
Total ReturnC,D,E	(1.48)%	(.10)%	11.27%	28.09%	15.49%	(1.10)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.74%	1.80%	1.69%	1.68%	1.66%
Expenses net of fee waivers, if any	1.69%H	1.73%	1.80%	1.69%	1.68%	1.66%
Expenses net of all reductions	1.68%H	1.73%	1.80%	1.67%	1.68%	1.65%
Net investment income (loss)	(.14)%H	(.51)%	(.49)%	(.36)%	(.33)%	(.35)%B
Supplemental Data
Net assets, end of period (in millions)	$143	$155	$172	$172	$141	$150
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$33.34	$33.14	$29.56	$23.14	$21.20
Income from Investment Operations
Net investment income (loss)B	.13	.16	.16	.17	.09
Net realized and unrealized gain (loss)	(.50)	.14	3.49	6.54	1.85
Total from investment operations	(.37)	.30	3.65	6.71	1.94
Distributions from net investment income	(.12)	(.10)	(.07)	(.25)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–
Total distributions	(.64)C	(.10)	(.07)	(.29)	–
Net asset value, end of period	$32.33	$33.34	$33.14	$29.56	$23.14
Total ReturnD,E	(1.01)%	.90%	12.38%	29.36%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.75%	.81%	.71%	.59%H
Expenses net of fee waivers, if any	.70%H	.74%	.81%	.71%	.59%H
Expenses net of all reductions	.69%H	.74%	.81%	.69%	.58%H
Net investment income (loss)	.85%H	.48%	.50%	.62%	.86%H
Supplemental Data
Net assets, end of period (in millions)	$199	$486	$553	$225	$1
Portfolio turnover rateI	89%H	109%	89%	79%J	72%

 A For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.39	$33.22	$29.64	$23.14	$20.01	$20.02
Income from Investment Operations
Net investment income (loss)A	.13	.13	.16	.18	.15	.14B
Net realized and unrealized gain (loss)	(.50)	.14	3.50	6.56	3.15	(.15)
Total from investment operations	(.37)	.27	3.66	6.74	3.30	(.01)
Distributions from net investment income	(.11)	(.10)	(.08)	(.20)	(.17)	–
Distributions from net realized gain	(.53)	–	–	(.04)	–	–
Total distributions	(.63)C	(.10)	(.08)	(.24)	(.17)	–
Net asset value, end of period	$32.39	$33.39	$33.22	$29.64	$23.14	$20.01
Total ReturnD,E	(1.01)%	.80%	12.39%	29.44%	16.66%	(.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.83%	.80%	.67%	.65%	.62%
Expenses net of fee waivers, if any	.71%H	.83%	.80%	.67%	.65%	.62%
Expenses net of all reductions	.71%H	.82%	.80%	.65%	.64%	.61%
Net investment income (loss)	.84%H	.39%	.51%	.66%	.71%	.69%B
Supplemental Data
Net assets, end of period (in millions)	$502	$479	$371	$214	$172	$234
Portfolio turnover rateI	89%H	109%	89%	79%J	72%	198%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$216,130
Gross unrealized depreciation	(164,748)
Net unrealized appreciation (depreciation) on securities	$51,382
Tax cost	$1,999,247

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited Under the Regulated Investment Company Modernization Act of 2000 (the Act), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(250)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(313) and a change in net unrealized appreciation (depreciation) of $(198) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $939,992 and $1,237,645, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$675	$–
Class T	.25%	.25%	1,520	–
Class B	.75%	.25%	37	28
Class C	.75%	.25%	703	–
			$2,935	$28

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	8
Class B(a)	–(b)
Class C(a)	3
$24

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$571.21
Class T	594.19
Class B	11.30
Class C	150.21
Fidelity Stock Selector Mid Cap Fund	383.22
Class I	551.24
	$2,260

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$24,655.62%		$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $826. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $310, including $13 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $84 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$755	$–
Fidelity Stock Selector Mid Cap Fund	1,674	1,667
Class I	1,530	1,086
Total	$3,959	$2,753
From net realized gain
Class A	$9,744	$–
Class T	11,098	–
Class B	166	–
Class C	2,758	–
Fidelity Stock Selector Mid Cap Fund	7,708	–
Class I	7,742	–
Total	$39,216	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	575	1,378	$17,148	$44,847
Reinvestment of distributions	331	–	9,838	–
Shares redeemed	(1,679)	(3,369)	(49,826)	(109,342)
Net increase (decrease)	(773)	(1,991)	$(22,840)	$(64,495)
Class T
Shares sold	555	1,615	$16,476	$53,028
Reinvestment of distributions	356	–	10,639	–
Shares redeemed	(2,467)	(5,214)	(73,497)	(170,224)
Net increase (decrease)	(1,556)	(3,599)	$(46,382)	$(117,196)
Class B
Shares sold	1	2	$31	$36
Reinvestment of distributions	5	–	145	–
Shares redeemed	(116)	(219)	(3,150)	(6,583)
Net increase (decrease)	(110)	(217)	$(2,974)	$(6,547)
Class C
Shares sold	66	234	$1,829	$7,096
Reinvestment of distributions	90	–	2,469	–
Shares redeemed	(378)	(818)	(10,309)	(24,477)
Net increase (decrease)	(222)	(584)	$(6,011)	$(17,381)
Fidelity Stock Selector Mid Cap Fund
Shares sold	248	939	$7,634	$31,733
Reinvestment of distributions	300	49	9,281	1,651
Shares redeemed	(8,966)	(3,087)	(277,007)	(101,545)
Net increase (decrease)	(8,418)	(2,099)	$(260,092)	$(68,161)
Class I
Shares sold	3,466	5,194	$106,483	$175,072
Reinvestment of distributions	291	30	9,016	1,015
Shares redeemed	(2,583)	(2,041)	(78,258)	(68,817)
Net increase (decrease)	1,174	3,183	$37,241	$107,270

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.94%
Actual		$1,000.00	$988.60	$4.67
Hypothetical-C		$1,000.00	$1,020.30	$4.75
Class T	1.17%
Actual		$1,000.00	$987.40	$5.81
Hypothetical-C		$1,000.00	$1,019.15	$5.91
Class B	1.78%
Actual		$1,000.00	$984.80	$8.83
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Class C	1.69%
Actual		$1,000.00	$985.20	$8.39
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Fidelity Stock Selector Mid Cap Fund	.70%
Actual		$1,000.00	$989.90	$3.48
Hypothetical-C		$1,000.00	$1,021.50	$3.54
Class I	.71%
Actual		$1,000.00	$989.90	$3.53
Hypothetical-C		$1,000.00	$1,021.45	$3.59

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

MC-SANN-0716
1.704677.118

Fidelity® Value Strategies Fund (A Class of Fidelity Advisor® Value Strategies Fund) Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	6.5
Citigroup, Inc.	4.6	3.0
Bank of America Corp.	3.9	4.1
U.S. Bancorp	3.3	2.7
Cott Corp.	3.0	2.6
Boston Scientific Corp.	2.7	2.3
General Motors Co.	2.7	3.3
WestRock Co.	2.6	1.2
Universal Health Services, Inc. Class B	2.6	2.4
St. Jude Medical, Inc.	2.5	2.1
	33.2

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	15.2
Health Care	16.3	14.5
Consumer Discretionary	15.6	19.8
Materials	10.8	10.0
Industrials	9.0	7.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	83.7%
Bonds	5.4%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	10.3%

 * Foreign investments - 15.5%

As of November 30, 2015*
Stocks	88.9%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	11.0%

 * Foreign investments - 15.9%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.6%
Delphi Automotive PLC	287,077	$19,510
Tenneco, Inc. (a)	90,224	4,847
		24,357
Automobiles - 2.7%
General Motors Co.	1,284,836	40,190
Diversified Consumer Services - 1.3%
Service Corp. International	683,850	18,737
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	227,420	13,652
Wyndham Worldwide Corp.	199,867	13,469
		27,121
Household Durables - 3.6%
CalAtlantic Group, Inc.	527,581	19,515
Lennar Corp. Class A	424,700	19,354
PulteGroup, Inc.	744,504	13,967
		52,836
Leisure Products - 3.5%
Hasbro, Inc.	266,797	23,289
Vista Outdoor, Inc. (a)	557,700	27,985
		51,274
Media - 0.5%
Regal Entertainment Group Class A (b)	330,800	6,957
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	313,213	9,114

TOTAL CONSUMER DISCRETIONARY		230,586

CONSUMER STAPLES - 5.4%
Beverages - 3.0%
Cott Corp.	3,069,864	44,315
Food & Staples Retailing - 1.5%
CVS Health Corp.	237,100	22,868
Food Products - 0.9%
Calavo Growers, Inc.	232,028	13,135

TOTAL CONSUMER STAPLES		80,318

ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	7,744
Oil, Gas & Consumable Fuels - 2.4%
Continental Resources, Inc. (a)	145,000	6,099
Kinder Morgan, Inc.	170,400	3,081
Range Resources Corp. (b)	191,300	8,147
Valero Energy Corp.	327,300	17,903
		35,230

TOTAL ENERGY		42,974

FINANCIALS - 17.4%
Banks - 16.1%
Bank of America Corp.	3,923,013	58,021
CIT Group, Inc.	157,349	5,391
Citigroup, Inc.	1,481,723	69,004
JPMorgan Chase & Co.	314,200	20,508
Regions Financial Corp.	774,763	7,616
SunTrust Banks, Inc.	249,500	10,933
U.S. Bancorp	1,129,384	48,360
Wells Fargo & Co.	377,370	19,140
		238,973
Capital Markets - 0.5%
The Blackstone Group LP	267,400	7,003
Insurance - 0.8%
Progressive Corp.	347,700	11,578

TOTAL FINANCIALS		257,554

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 5.9%
Boston Scientific Corp. (a)	1,785,400	40,546
St. Jude Medical, Inc.	463,300	36,304
Zimmer Biomet Holdings, Inc.	87,600	10,697
		87,547
Health Care Providers & Services - 3.4%
DaVita HealthCare Partners, Inc. (a)	158,496	12,255
Universal Health Services, Inc. Class B	278,914	37,614
		49,869
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	207,500	11,361
Pharmaceuticals - 5.1%
Johnson & Johnson	126,000	14,199
Merck & Co., Inc.	474,100	26,673
Sanofi SA sponsored ADR	159,344	6,565
Valeant Pharmaceuticals International, Inc. (Canada) (a)	992,000	28,222
		75,659

TOTAL HEALTH CARE		224,436

INDUSTRIALS - 8.6%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	180,022	12,135
Honeywell International, Inc.	139,500	15,879
Orbital ATK, Inc.	278,850	24,268
Textron, Inc.	223,717	8,515
		60,797
Airlines - 0.3%
Air Canada (a)	674,400	4,953
Machinery - 1.8%
Deere & Co.	164,900	13,570
Ingersoll-Rand PLC	208,100	13,903
		27,473
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	297,500	8,925
Hertz Global Holdings, Inc. (a)	1,617,300	15,672
		24,597
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	9,877

TOTAL INDUSTRIALS		127,697

INFORMATION TECHNOLOGY - 3.9%
IT Services - 0.8%
Fidelity National Information Services, Inc.	165,730	12,309
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp. (b)	1,507,475	16,024
Micron Technology, Inc. (a)	559,183	7,113
		23,137
Software - 1.5%
Microsoft Corp.	429,324	22,754

TOTAL INFORMATION TECHNOLOGY		58,200

MATERIALS - 10.4%
Chemicals - 7.8%
Ashland, Inc.	83,100	9,420
Axiall Corp.	284,126	6,617
Ingevity Corp. (a)	159,333	4,643
LyondellBasell Industries NV Class A	965,892	78,589
PPG Industries, Inc.	154,592	16,646
		115,915
Containers & Packaging - 2.6%
WestRock Co.	956,000	37,867

TOTAL MATERIALS		153,782

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	558,139	30,112
UTILITIES - 2.2%
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	310,763	4,599
Dynegy, Inc. (a)	441,400	8,316
		12,915
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,243

TOTAL UTILITIES		32,158

TOTAL COMMON STOCKS
(Cost $844,962)		1,237,817
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 5.4%
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp. 4.875% 4/15/22	22,905	13,743
Continental Resources, Inc. 4.5% 4/15/23	10,000	9,106
Sabine Pass Liquefaction LLC 5.75% 5/15/24	20,000	20,100
Whiting Petroleum Corp. 5.75% 3/15/21	10,000	8,475
		51,424
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	18,955	15,851
INDUSTRIALS - 0.4%
Machinery - 0.4%
Harsco Corp. 5.75% 5/15/18	6,749	6,040
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. 3.875% 3/15/23	7,525	6,189
TOTAL NONCONVERTIBLE BONDS
(Cost $65,623)		79,504

Preferred Securities - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Barclays PLC 6.625%(d)(e)
(Cost $9,904)	10,000	9,515
	Shares	Value (000s)

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 0.40% (f)	150,790,718	150,791
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	18,207,279	18,207
TOTAL MONEY MARKET FUNDS
(Cost $168,998)		168,998
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,089,487)		1,495,834
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(16,337)
NET ASSETS - 100%		$1,479,497

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,851,000 or 1.1% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$121
Fidelity Securities Lending Cash Central Fund	256
Total	$377

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$230,586	$230,586	$--	$--
Consumer Staples	80,318	80,318	--	--
Energy	42,974	42,974	--	--
Financials	257,554	257,554	--	--
Health Care	224,436	224,436	--	--
Industrials	127,697	127,697	--	--
Information Technology	58,200	58,200	--	--
Materials	153,782	153,782	--	--
Telecommunication Services	30,112	30,112	--	--
Utilities	32,158	32,158	--	--
Corporate Bonds	79,504	--	79,504	--
Preferred Securities	9,515	--	9,515	--
Money Market Funds	168,998	168,998	--	--
Total Investments in Securities:	$1,495,834	$1,406,815	$89,019	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

BB	2.4%
B	2.1%
CCC,CC,C	1.5%
Equities	83.7%
Short-Term Investments and Net Other Assets	10.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
Canada	6.3%
Netherlands	5.3%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,003) — See accompanying schedule: Unaffiliated issuers (cost $920,489)	$1,326,836
Fidelity Central Funds (cost $168,998)	168,998
Total Investments (cost $1,089,487)		$1,495,834
Receivable for fund shares sold		2,194
Dividends receivable		2,151
Interest receivable		600
Distributions receivable from Fidelity Central Funds		70
Total assets		1,500,849
Liabilities
Payable for fund shares redeemed	$2,275
Accrued management fee	411
Distribution and service plan fees payable	194
Other affiliated payables	236
Other payables and accrued expenses	29
Collateral on securities loaned, at value	18,207
Total liabilities		21,352
Net Assets		$1,479,497
Net Assets consist of:
Paid in capital		$1,178,624
Undistributed net investment income		7,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(113,186)
Net unrealized appreciation (depreciation) on investments		406,347
Net Assets		$1,479,497
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($206,841 ÷ 5,349.749 shares)		$38.66
Maximum offering price per share (100/94.25 of $38.66)		$41.02
Class T:
Net Asset Value and redemption price per share ($272,503 ÷ 6,792.650 shares)		$40.12
Maximum offering price per share (100/96.50 of $40.12)		$41.58
Class B:
Net Asset Value and offering price per share ($2,342 ÷ 66.037 shares)(a)		$35.46
Class C:
Net Asset Value and offering price per share ($45,075 ÷ 1,291.389 shares)(a)		$34.90
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($812,258 ÷ 18,748.304 shares)		$43.32
Class K:
Net Asset Value, offering price and redemption price per share ($73,227 ÷ 1,690.737 shares)		$43.31
Class I:
Net Asset Value, offering price and redemption price per share ($67,251 ÷ 1,627.341 shares)		$41.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$12,359
Interest		2,481
Income from Fidelity Central Funds		377
Total income		15,217
Expenses
Management fee
Basic fee	$3,597
Performance adjustment	(1,445)
Transfer agent fees	1,206
Distribution and service plan fees	1,140
Accounting and security lending fees	213
Custodian fees and expenses	7
Independent trustees' fees and expenses	3
Registration fees	118
Audit	38
Legal	3
Miscellaneous	5
Total expenses before reductions	4,885
Expense reductions	(7)	4,878
Net investment income (loss)		10,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,221
Foreign currency transactions	11
Total net realized gain (loss)		23,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,756)
Total change in net unrealized appreciation (depreciation)		(44,756)
Net gain (loss)		(21,524)
Net increase (decrease) in net assets resulting from operations		$(11,185)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,339	$14,207
Net realized gain (loss)	23,232	117,291
Change in net unrealized appreciation (depreciation)	(44,756)	(113,531)
Net increase (decrease) in net assets resulting from operations	(11,185)	17,967
Distributions to shareholders from net investment income	(15,368)	(11,929)
Distributions to shareholders from net realized gain	(316)	(1,090)
Total distributions	(15,684)	(13,019)
Share transactions - net increase (decrease)	91,730	(175,423)
Total increase (decrease) in net assets	64,861	(170,475)
Net Assets
Beginning of period	1,414,636	1,585,111
End of period (including undistributed net investment income of $7,712 and undistributed net investment income of $12,741, respectively)	$1,479,497	$1,414,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.01	$38.91	$36.02	$27.62	$22.71	$23.11
Income from Investment Operations
Net investment income (loss)A	.26	.35	.25	.23	–B	.13C
Net realized and unrealized gain (loss)	(.20)	.06	2.87	8.25	5.03	(.49)
Total from investment operations	.06	.41	3.12	8.48	5.03	(.36)
Distributions from net investment income	(.40)	(.28)D	(.23)	(.08)	(.12)	(.03)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.41)	(.31)	(.23)	(.08)	(.12)	(.04)
Net asset value, end of period	$38.66	$39.01	$38.91	$36.02	$27.62	$22.71
Total ReturnE,F,G	.21%	1.07%	8.74%	30.77%	22.29%	(1.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.93%	.96%	1.04%	1.21%	1.18%
Expenses net of fee waivers, if any	.87%J	.93%	.96%	1.04%	1.21%	1.18%
Expenses net of all reductions	.86%J	.93%	.96%	1.03%	1.21%	1.17%
Net investment income (loss)	1.45%J	.89%	.68%	.73%	- %B	.51%C
Supplemental Data
Net assets, end of period (in millions)	$207	$215	$233	$243	$203	$190
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.40	$40.28	$37.28	$28.58	$23.48	$23.90
Income from Investment Operations
Net investment income (loss)A	.23	.28	.18	.18	(.05)B	.08C
Net realized and unrealized gain (loss)	(.20)	.06	2.98	8.54	5.22	(.50)
Total from investment operations	.03	.34	3.16	8.72	5.17	(.42)
Distributions from net investment income	(.30)	(.19)D	(.16)	(.02)	(.07)	–
Distributions from net realized gain	(.01)	(.03)D	–	–	–	–
Total distributions	(.31)	(.22)	(.16)	(.02)	(.07)	–
Net asset value, end of period	$40.12	$40.40	$40.28	$37.28	$28.58	$23.48
Total ReturnE,F,G	.11%	.86%	8.51%	30.52%	22.08%	(1.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.15%	1.17%	1.23%	1.38%	1.35%
Expenses net of fee waivers, if any	1.07%J	1.14%	1.17%	1.23%	1.38%	1.35%
Expenses net of all reductions	1.07%J	1.14%	1.17%	1.22%	1.38%	1.35%
Net investment income (loss)	1.25%J	.68%	.47%	.54%	(.17)%B	.33%C
Supplemental Data
Net assets, end of period (in millions)	$273	$294	$324	$335	$283	$274
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.53	$35.44	$32.86	$25.34	$20.87	$21.37
Income from Investment Operations
Net investment income (loss)A	.11	.02	(.05)	(.02)	(.18)B	(.06)C
Net realized and unrealized gain (loss)	(.18)	.07	2.63	7.54	4.65	(.44)
Total from investment operations	(.07)	.09	2.58	7.52	4.47	(.50)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–
Total distributions	–	–	–	–	–	–
Net asset value, end of period	$35.46	$35.53	$35.44	$32.86	$25.34	$20.87
Total ReturnD,E,F	(.20)%	.25%	7.85%	29.68%	21.42%	(2.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.69%I	1.77%	1.78%	1.83%	1.97%	1.93%
Expenses net of fee waivers, if any	1.69%I	1.76%	1.78%	1.83%	1.97%	1.93%
Expenses net of all reductions	1.69%I	1.76%	1.78%	1.82%	1.97%	1.93%
Net investment income (loss)	.63%I	.06%	(.14)%	(.07)%	(.76)%B	(.25)%C
Supplemental Data
Net assets, end of period (in millions)	$2	$4	$7	$11	$13	$16
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.12	$35.07	$32.52	$25.06	$20.64	$21.13
Income from Investment Operations
Net investment income (loss)A	.11	.05	(.03)	(.01)	(.17)B	(.05)C
Net realized and unrealized gain (loss)	(.19)	.07	2.60	7.47	4.59	(.44)
Total from investment operations	(.08)	.12	2.57	7.46	4.42	(.49)
Distributions from net investment income	(.13)	(.04)D	(.02)	–	–	–
Distributions from net realized gain	(.01)	(.03)D	–	–	–	–
Total distributions	(.14)	(.07)	(.02)	–	–	–
Net asset value, end of period	$34.90	$35.12	$35.07	$32.52	$25.06	$20.64
Total ReturnE,F,G	(.20)%	.33%	7.91%	29.77%	21.41%	(2.32)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.63%J	1.70%	1.72%	1.78%	1.95%	1.92%
Expenses net of fee waivers, if any	1.63%J	1.69%	1.72%	1.78%	1.95%	1.92%
Expenses net of all reductions	1.63%J	1.69%	1.72%	1.77%	1.95%	1.92%
Net investment income (loss)	.69%J	.13%	(.08)%	(.02)%	(.75)%B	(.24)%C
Supplemental Data
Net assets, end of period (in millions)	$45	$49	$53	$54	$43	$40
Portfolio turnover rateK	28%J	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$43.72	$43.56	$40.28	$30.89	$25.37	$25.80
Income from Investment Operations
Net investment income (loss)A	.36	.51	.40	.37	.09B	.22C
Net realized and unrealized gain (loss)	(.24)	.07	3.21	9.20	5.62	(.54)
Total from investment operations	.12	.58	3.61	9.57	5.71	(.32)
Distributions from net investment income	(.51)	(.39)D	(.33)	(.18)	(.19)	(.10)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.52)	(.42)	(.33)	(.18)	(.19)	(.11)
Net asset value, end of period	$43.32	$43.72	$43.56	$40.28	$30.89	$25.37
Total ReturnE,F	.36%	1.35%	9.05%	31.14%	22.69%	(1.29)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.67%	.69%	.73%	.89%	.88%
Expenses net of fee waivers, if any	.56%I	.67%	.69%	.73%	.89%	.88%
Expenses net of all reductions	.56%I	.66%	.69%	.72%	.89%	.88%
Net investment income (loss)	1.76%I	1.16%	.95%	1.03%	.31%B	.80%C
Supplemental Data
Net assets, end of period (in millions)	$812	$716	$786	$681	$396	$284
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$43.74	$43.57	$40.28	$30.89	$25.38	$25.82
Income from Investment Operations
Net investment income (loss)A	.38	.58	.47	.43	.14B	.28C
Net realized and unrealized gain (loss)	(.23)	.07	3.20	9.18	5.61	(.55)
Total from investment operations	.15	.65	3.67	9.61	5.75	(.27)
Distributions from net investment income	(.57)	(.45)D	(.38)	(.22)	(.24)	(.16)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.58)	(.48)	(.38)	(.22)	(.24)	(.17)
Net asset value, end of period	$43.31	$43.74	$43.57	$40.28	$30.89	$25.38
Total ReturnE,F	.43%	1.51%	9.21%	31.34%	22.93%	(1.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.43%I	.51%	.53%	.58%	.71%	.68%
Expenses net of fee waivers, if any	.43%I	.51%	.53%	.58%	.71%	.68%
Expenses net of all reductions	.43%I	.51%	.53%	.57%	.71%	.68%
Net investment income (loss)	1.89%I	1.31%	1.11%	1.18%	.50%B	1.00%C
Supplemental Data
Net assets, end of period (in millions)	$73	$72	$97	$119	$70	$47
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.71	$41.57	$38.46	$29.51	$24.26	$24.69
Income from Investment Operations
Net investment income (loss)A	.33	.48	.37	.34	.08B	.22C
Net realized and unrealized gain (loss)	(.22)	.08	3.06	8.79	5.37	(.53)
Total from investment operations	.11	.56	3.43	9.13	5.45	(.31)
Distributions from net investment income	(.48)	(.39)D	(.32)	(.18)	(.20)	(.11)D
Distributions from net realized gain	(.01)	(.03)D	–	–	–	(.01)D
Total distributions	(.49)	(.42)	(.32)	(.18)	(.20)	(.12)
Net asset value, end of period	$41.33	$41.71	$41.57	$38.46	$29.51	$24.26
Total ReturnE,F	.34%	1.36%	9.01%	31.11%	22.67%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.68%	.71%	.76%	.90%	.86%
Expenses net of fee waivers, if any	.61%I	.68%	.71%	.76%	.90%	.86%
Expenses net of all reductions	.60%I	.68%	.71%	.75%	.90%	.86%
Net investment income (loss)	1.71%I	1.14%	.93%	1.00%	.31%B	.82%C
Supplemental Data
Net assets, end of period (in millions)	$67	$65	$86	$74	$66	$52
Portfolio turnover rateJ	28%I	9%	6%	22%	23%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$448,497
Gross unrealized depreciation	(43,804)
Net unrealized appreciation (depreciation) on securities	$404,693
Tax cost	$1,091,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(133,637)

The Fund elected to defer to its next fiscal year approximately $734 of capital losses recognized during the period November 1, 2015 to November 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,755 and $175,867, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$245	$–
Class T	.25%	.25%	661	–
Class B	.75%	.25%	15	11
Class C	.75%	.25%	219	7
			$1,140	$18

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class T	4
Class B(a)	–(b)
Class C(a)	1
$13

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$225.23
Class T	250.19
Class B	4.30
Class C	54.24
Fidelity Value Strategies Fund	591.17
Class K	16.05
Class I	66.22
	$1,206

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $36.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $256. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$2,185	$1,691
Class T	2,155	1,553
Class C	187	56
Fidelity Value Strategies Fund	9,140	6,934
Class K	955	896
Class I	746	799
Total	$15,368	$11,929
From net realized gain
Class A	$49	$174
Class T	65	234
Class C	13	44
Fidelity Value Strategies Fund	160	520
Class K	15	58
Class I	14	60
Total	$316	$1,090

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	305	391	$11,127	$15,470
Reinvestment of distributions	58	46	2,110	1,760
Shares redeemed	(528)	(904)	(19,018)	(35,567)
Net increase (decrease)	(165)	(467)	$(5,781)	$(18,337)
Class T
Shares sold	232	486	$8,710	$19,926
Reinvestment of distributions	54	41	2,045	1,646
Shares redeemed	(773)	(1,296)	(29,117)	(52,610)
Net increase (decrease)	(487)	(769)	$(18,362)	$(31,038)
Class B
Shares sold	–	–	$9	$12
Shares redeemed	(44)	(95)	(1,469)	(3,438)
Net increase (decrease)	(44)	(95)	$(1,460)	$(3,426)
Class C
Shares sold	43	131	$1,404	$4,724
Reinvestment of distributions	6	3	191	95
Shares redeemed	(157)	(237)	(5,029)	(8,407)
Net increase (decrease)	(108)	(103)	$(3,434)	$(3,588)
Fidelity Value Strategies Fund
Shares sold	7,288	3,980	$307,450	$174,437
Reinvestment of distributions	182	106	7,409	4,551
Shares redeemed	(5,095)	(5,750)	(199,371)	(250,149)
Net increase (decrease)	2,375	(1,664)	$115,488	$(71,161)
Class K
Shares sold	292	390	$12,136	$17,106
Reinvestment of distributions	24	22	970	954
Shares redeemed	(263)	(1,001)	(10,650)	(44,142)
Net increase (decrease)	53	(589)	$2,456	$(26,082)
Class I
Shares sold	202	288	$7,838	$12,081
Reinvestment of distributions	19	18	723	748
Shares redeemed	(150)	(809)	(5,738)	(34,620)
Net increase (decrease)	71	(503)	$2,823	$(21,791)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.87%
Actual		$1,000.00	$1,002.10	$4.35
Hypothetical-C		$1,000.00	$1,020.65	$4.39
Class T	1.07%
Actual		$1,000.00	$1,001.10	$5.35
Hypothetical-C		$1,000.00	$1,019.65	$5.40
Class B	1.69%
Actual		$1,000.00	$998.00	$8.44
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Class C	1.63%
Actual		$1,000.00	$998.00	$8.14
Hypothetical-C		$1,000.00	$1,016.85	$8.22
Fidelity Value Strategies Fund	.56%
Actual		$1,000.00	$1,003.60	$2.81
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class K	.43%
Actual		$1,000.00	$1,004.30	$2.15
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class I	.61%
Actual		$1,000.00	$1,003.40	$3.06
Hypothetical-C		$1,000.00	$1,021.95	$3.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SOI-SANN-0716
1.704746.118

Fidelity Advisor® Growth & Income Fund Class A, Class T, Class B, Class C and Class I Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	3.6	4.2
Microsoft Corp.	3.2	3.2
General Electric Co.	3.1	3.6
Bank of America Corp.	2.7	2.9
Apple, Inc.	2.7	3.4
Citigroup, Inc.	2.4	2.6
Chevron Corp.	2.4	2.2
Johnson & Johnson(a)	2.3	2.0
Procter & Gamble Co(a)	2.3	2.1
Qualcomm, Inc.	2.0	1.7
	26.7

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	22.3
Information Technology	20.5	21.3
Health Care	13.6	11.7
Industrials	12.3	12.8
Energy	12.0	9.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016 *,**
Stocks	97.9%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 11.4%

 ** Written options - (0.0)%

As of November 30, 2015*,**
Stocks	98.1%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.7%

 ** Written options - 0.0%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.3%
BorgWarner, Inc.	27,500	$936
Johnson Controls, Inc.	15,100	667
		1,603
Automobiles - 0.2%
General Motors Co.	21,000	657
Harley-Davidson, Inc.	6,800	315
		972
Diversified Consumer Services - 0.1%
H&R Block, Inc.	14,200	303
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	1,400	84
Dunkin' Brands Group, Inc.	16,300	706
Las Vegas Sands Corp.	18,100	837
Whitbread PLC	7,425	453
Yum! Brands, Inc. (a)	22,561	1,852
		3,932
Leisure Products - 0.1%
NJOY, Inc. (b)(c)	52,211	7
Polaris Industries, Inc.	8,200	697
		704
Media - 4.3%
Comcast Corp. Class A	143,929	9,111
Scripps Networks Interactive, Inc. Class A	45,472	2,926
Sinclair Broadcast Group, Inc. Class A	27,227	861
Time Warner, Inc.	88,818	6,720
Viacom, Inc. Class B (non-vtg.)	67,700	3,004
		22,622
Multiline Retail - 1.2%
Target Corp. (a)	92,299	6,348
Specialty Retail - 1.3%
Foot Locker, Inc.	8,800	492
L Brands, Inc.	9,800	672
Lowe's Companies, Inc.	68,257	5,469
		6,633
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	6,600	623

TOTAL CONSUMER DISCRETIONARY		43,740

CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Britvic PLC	14,500	142
Diageo PLC	79,724	2,163
PepsiCo, Inc.	15,243	1,542
The Coca-Cola Co. (a)	161,684	7,211
		11,058
Food & Staples Retailing - 0.9%
CVS Health Corp.	34,151	3,294
Walgreens Boots Alliance, Inc.	19,782	1,531
		4,825
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	13,600	1,119
Household Products - 2.3%
Procter & Gamble Co. (a)	144,335	11,697
Personal Products - 0.1%
Edgewell Personal Care Co. (b)	8,200	651
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	11,576	1,408
Imperial Tobacco Group PLC	9,459	515
Philip Morris International, Inc. (a)	49,138	4,849
		6,772

TOTAL CONSUMER STAPLES		36,122

ENERGY - 11.9%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	30,000	1,391
Helmerich & Payne, Inc.	10,000	612
National Oilwell Varco, Inc.	47,900	1,578
Oceaneering International, Inc.	52,500	1,736
Schlumberger Ltd.	18,634	1,422
		6,739
Oil, Gas & Consumable Fuels - 10.6%
Amyris, Inc. (b)(d)	32,022	18
Anadarko Petroleum Corp.	10,100	524
Apache Corp.	73,141	4,179
Cabot Oil & Gas Corp.	17,900	429
Cenovus Energy, Inc.	192,300	2,899
Chevron Corp.	122,463	12,369
ConocoPhillips Co.	117,600	5,150
Energy Transfer Equity LP	32,100	406
EQT Midstream Partners LP	4,300	324
Golar LNG Ltd.	43,700	760
Imperial Oil Ltd.	118,900	3,789
Kinder Morgan, Inc.	226,800	4,101
Legacy Reserves LP	89,800	216
MPLX LP	16,026	511
PrairieSky Royalty Ltd. (d)	57,240	1,108
Suncor Energy, Inc. (d)	271,390	7,496
Teekay LNG Partners LP	39,500	552
The Williams Companies, Inc.	221,331	4,905
Williams Partners LP	188,020	6,002
		55,738

TOTAL ENERGY		62,477

FINANCIALS - 21.5%
Banks - 14.2%
Bank of America Corp.	967,242	14,306
Citigroup, Inc.	268,722	12,514
Comerica, Inc.	58,100	2,737
Cullen/Frost Bankers, Inc.	6,600	442
Fifth Third Bancorp	35,100	662
JPMorgan Chase & Co. (a)	290,243	18,941
Lloyds Banking Group PLC	81,400	85
M&T Bank Corp.	20,200	2,414
PNC Financial Services Group, Inc.	29,616	2,658
Regions Financial Corp.	365,000	3,588
Standard Chartered PLC (United Kingdom)	109,584	840
SunTrust Banks, Inc.	143,435	6,285
U.S. Bancorp	152,930	6,548
Wells Fargo & Co.	47,050	2,386
		74,406
Capital Markets - 5.3%
Apollo Global Management LLC Class A	50,900	836
Ashmore Group PLC	93,600	394
Charles Schwab Corp.	98,913	3,025
Franklin Resources, Inc.	10,200	381
Goldman Sachs Group, Inc.	1,100	175
Invesco Ltd.	44,000	1,382
KKR & Co. LP	190,313	2,571
Morgan Stanley	120,630	3,302
Northern Trust Corp.	76,337	5,657
Oaktree Capital Group LLC Class A	19,700	903
State Street Corp.	113,570	7,162
The Blackstone Group LP	72,900	1,909
		27,697
Diversified Financial Services - 0.4%
FactSet Research Systems, Inc.	1,500	239
McGraw Hill Financial, Inc.	15,600	1,744
		1,983
Insurance - 1.0%
Chubb Ltd.	2,000	253
Marsh & McLennan Companies, Inc.	32,466	2,145
MetLife, Inc.	35,005	1,594
Principal Financial Group, Inc.	22,900	1,020
		5,012
Real Estate Investment Trusts - 0.4%
American Tower Corp.	6,400	677
Crown Castle International Corp.	13,700	1,244
First Potomac Realty Trust	4,672	42
Sabra Health Care REIT, Inc.	13,500	283
		2,246
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	87,990	1,092

TOTAL FINANCIALS		112,436

HEALTH CARE - 12.7%
Biotechnology - 2.4%
AbbVie, Inc.	54,300	3,417
Amgen, Inc.	25,792	4,074
Biogen, Inc. (b)	10,600	3,071
Celgene Corp. (b)	10,900	1,150
Gilead Sciences, Inc.	6,500	566
Intercept Pharmaceuticals, Inc. (b)	3,600	534
		12,812
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	63,626	2,521
Ansell Ltd. (b)	37,830	522
Becton, Dickinson & Co.	2,200	366
Medtronic PLC	72,242	5,814
Zimmer Biomet Holdings, Inc.	22,690	2,771
		11,994
Health Care Providers & Services - 1.3%
Cigna Corp.	5,000	641
McKesson Corp.	25,533	4,676
Patterson Companies, Inc.	26,800	1,308
		6,625
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	52,500	2,409
Pharmaceuticals - 6.2%
Bayer AG	3,000	286
Bristol-Myers Squibb Co.	17,900	1,283
GlaxoSmithKline PLC sponsored ADR	210,809	8,932
Innoviva, Inc. (d)	23,200	262
Johnson & Johnson (a)	103,901	11,709
Novartis AG sponsored ADR	701	56
Sanofi SA	19,554	1,607
Shire PLC sponsored ADR (d)	9,800	1,824
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,074	6,488
		32,447

TOTAL HEALTH CARE		66,287

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.0%
General Dynamics Corp.	1,500	213
Meggitt PLC	20,306	114
Rolls-Royce Group PLC	90,000	807
The Boeing Co.	44,394	5,600
United Technologies Corp.	38,531	3,875
		10,609
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	29,800	2,234
PostNL NV (b)	355,900	1,567
United Parcel Service, Inc. Class B	73,679	7,596
		11,397
Airlines - 0.2%
Copa Holdings SA Class A	18,800	970
Building Products - 0.1%
Lennox International, Inc.	1,900	261
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	15,600	640
Electrical Equipment - 0.9%
Eaton Corp. PLC	11,400	703
Emerson Electric Co.	43,100	2,242
Hubbell, Inc. Class B	16,312	1,733
		4,678
Industrial Conglomerates - 3.1%
General Electric Co.	536,093	16,206
Machinery - 0.7%
Caterpillar, Inc.	1,400	102
CLARCOR, Inc.	2,100	125
Deere & Co.	19,000	1,564
Donaldson Co., Inc.	23,600	791
IMI PLC	14,800	215
Pentair PLC	2,700	163
Wabtec Corp.	6,200	480
Xylem, Inc.	10,700	478
		3,918
Professional Services - 0.1%
Nielsen Holdings PLC	8,500	454
Road & Rail - 2.2%
CSX Corp.	149,033	3,939
J.B. Hunt Transport Services, Inc.	43,320	3,583
Kansas City Southern	16,505	1,537
Norfolk Southern Corp.	16,008	1,346
Union Pacific Corp.	13,200	1,111
		11,516
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	5,600	420
W.W. Grainger, Inc.	1,400	320
Watsco, Inc.	14,564	1,955
		2,695

TOTAL INDUSTRIALS		63,344

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	295,071	8,572
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A	11,518	8,625
Class C	10,013	7,367
Yahoo!, Inc. (b)	4,692	178
		16,170
IT Services - 5.2%
First Data Corp. (e)	126,726	1,588
First Data Corp. Class A (b)	14,500	182
IBM Corp.	36,200	5,565
MasterCard, Inc. Class A	56,090	5,379
Paychex, Inc. (a)	110,909	6,013
Sabre Corp.	12,000	338
Unisys Corp. (b)(d)	79,900	674
Visa, Inc. Class A	98,440	7,771
		27,510
Semiconductors & Semiconductor Equipment - 2.5%
Maxim Integrated Products, Inc.	44,800	1,701
Qualcomm, Inc.	188,013	10,326
Xilinx, Inc.	20,700	981
		13,008
Software - 3.7%
Microsoft Corp.	309,873	16,423
Oracle Corp.	53,184	2,138
SS&C Technologies Holdings, Inc.	9,700	597
		19,158
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	138,778	13,858
EMC Corp.	212,400	5,937
Western Digital Corp.	55,100	2,564
		22,359

TOTAL INFORMATION TECHNOLOGY		106,777

MATERIALS - 2.7%
Chemicals - 2.3%
CF Industries Holdings, Inc.	26,900	744
E.I. du Pont de Nemours & Co.	25,831	1,690
Ingevity Corp. (b)	331	10
Johnson Matthey PLC	1,400	58
LyondellBasell Industries NV Class A	15,400	1,253
Monsanto Co.	55,601	6,253
Potash Corp. of Saskatchewan, Inc.	116,400	1,900
		11,908
Containers & Packaging - 0.4%
Ball Corp.	5,400	390
International Paper Co.	2,200	93
Packaging Corp. of America	5,600	382
WestRock Co.	39,700	1,573
		2,438

TOTAL MATERIALS		14,346

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	65,109	3,314
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	123,300	4,225
PPL Corp.	700	27
		4,252
Multi-Utilities - 0.0%
Sempra Energy	300	32

TOTAL UTILITIES		4,284

TOTAL COMMON STOCKS
(Cost $420,500)		513,127

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	14,554	4,908
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%	11,200	888

TOTAL CONVERTIBLE PREFERRED STOCKS		5,796

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	5,935,600	9
Rolls-Royce Group PLC (C Shares) (b)	2,679,030	4
		13
TOTAL PREFERRED STOCKS
(Cost $5,035)		5,809
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	470	432
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 (e)	697	432
Peabody Energy Corp. 4.75% 12/15/41 (f)	590	4
		436
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	790	696
TOTAL CONVERTIBLE BONDS
(Cost $2,284)		1,564
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.40% (g)	1,469,044	1,469
Fidelity Securities Lending Cash Central Fund, 0.44% (g)(h)	10,141,820	10,142
TOTAL MONEY MARKET FUNDS
(Cost $11,611)		11,611
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $439,430)		532,111
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(8,099)
NET ASSETS - 100%		$524,012

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Johnson & Johnson	7/15/16 - $120.00	155	$5	$(1)
JPMorgan Chase & Co.	6/17/16 - $67.50	443	23	(11)
Paychex, Inc.	6/17/16 - $55.00	581	29	(19)
Philip Morris International, Inc.	6/17/16 - $95.00	135	20	(54)
Procter & Gamble Co.	7/15/16 - $85.00	359	8	(7)
Target Corp.	7/15/16 - $87.50	174	26	0
The Coca-Cola Co.	7/15/16 - $48.00	163	3	0
Yum! Brands, Inc.	7/15/16 - $87.50	221	51	(21)
TOTAL WRITTEN OPTIONS			$165	$(113)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $15,768,000.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,020,000 or 0.4% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	2/14/14	$91

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	24
Total	$27

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$43,740	$43,733	$--	$7
Consumer Staples	36,122	33,959	2,163	--
Energy	62,477	62,477	--	--
Financials	112,436	112,351	85	--
Health Care	71,195	64,394	6,801	--
Industrials	64,245	63,438	807	--
Information Technology	106,777	106,777	--	--
Materials	14,346	14,346	--	--
Telecommunication Services	3,314	3,314	--	--
Utilities	4,284	4,284	--	--
Corporate Bonds	1,564	--	1,564	--
Money Market Funds	11,611	11,611	--	--
Total Investments in Securities:	$532,111	$520,684	$11,420	$7
Derivative Instruments:
Liabilities
Written Options	$(113)	$(113)	$--	$--
Total Liabilities	$(113)	$(113)	$--	$--
Total Derivative Instruments:	$(113)	$(113)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	(Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(113)
Total Equity Risk	0	(113)
Total Value of Derivatives	$0	$(113)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Canada	3.3%
United Kingdom	3.2%
Ireland	1.3%
Israel	1.2%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,759) — See accompanying schedule: Unaffiliated issuers (cost $427,819)	$520,500
Fidelity Central Funds (cost $11,611)	11,611
Total Investments (cost $439,430)		$532,111
Receivable for investments sold		1,456
Receivable for fund shares sold		2,211
Dividends receivable		1,357
Interest receivable		22
Distributions receivable from Fidelity Central Funds		5
Other receivables		7
Total assets		537,169
Liabilities
Payable for investments purchased	$1,090
Payable for fund shares redeemed	1,299
Accrued management fee	191
Distribution and service plan fees payable	182
Written options, at value (premium received $165)	113
Other affiliated payables	108
Other payables and accrued expenses	32
Collateral on securities loaned, at value	10,142
Total liabilities		13,157
Net Assets		$524,012
Net Assets consist of:
Paid in capital		$432,410
Undistributed net investment income		2,982
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,108)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,728
Net Assets		$524,012
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($236,497 ÷ 9,671.7 shares)		$24.45
Maximum offering price per share (100/94.25 of $24.45)		$25.94
Class T:
Net Asset Value and redemption price per share ($169,288 ÷ 6,920.6 shares)		$24.46
Maximum offering price per share (100/96.50 of $24.46)		$25.35
Class B:
Net Asset Value and offering price per share ($2,953 ÷ 126.3 shares)(a)		$23.38
Class C:
Net Asset Value and offering price per share ($76,281 ÷ 3,300.0 shares)(a)		$23.12
Class I:
Net Asset Value, offering price and redemption price per share ($38,993 ÷ 1,566.7 shares)		$24.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$6,350
Interest		52
Income from Fidelity Central Funds		27
Total income		6,429
Expenses
Management fee	$1,128
Transfer agent fees	556
Distribution and service plan fees	1,079
Accounting and security lending fees	98
Custodian fees and expenses	22
Independent trustees' fees and expenses	1
Registration fees	40
Audit	35
Legal	4
Miscellaneous	3
Total expenses before reductions	2,966
Expense reductions	(9)	2,957
Net investment income (loss)		3,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,632)
Foreign currency transactions	(70)
Written options	337
Total net realized gain (loss)		(1,365)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,119)
Assets and liabilities in foreign currencies	9
Written options	52
Total change in net unrealized appreciation (depreciation)		(1,058)
Net gain (loss)		(2,423)
Net increase (decrease) in net assets resulting from operations		$1,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,472	$7,971
Net realized gain (loss)	(1,365)	33,814
Change in net unrealized appreciation (depreciation)	(1,058)	(48,443)
Net increase (decrease) in net assets resulting from operations	1,049	(6,658)
Distributions to shareholders from net investment income	(7,087)	(6,678)
Distributions to shareholders from net realized gain	(32,560)	(40,365)
Total distributions	(39,647)	(47,043)
Share transactions - net increase (decrease)	19,143	(16,615)
Total increase (decrease) in net assets	(19,455)	(70,316)
Net Assets
Beginning of period	543,467	613,783
End of period (including undistributed net investment income of $2,982 and undistributed net investment income of $6,597, respectively)	$524,012	$543,467

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.36	$28.95	$25.87	$19.67	$17.00	$16.05
Income from Investment Operations
Net investment income (loss)A	.18	.42	.40	.37	.33	.21
Net realized and unrealized gain (loss)	(.13)	(.76)B	2.97	5.88	2.90	.78
Total from investment operations	.05	(.34)	3.37	6.25	3.23	.99
Distributions from net investment income	(.39)	(.36)	(.11)	(.05)	(.53)	(.04)
Distributions from net realized gain	(1.57)	(1.88)	(.18)	–	(.03)	–
Total distributions	(1.96)	(2.25)C	(.29)	(.05)	(.56)	(.04)
Net asset value, end of period	$24.45	$26.36	$28.95	$25.87	$19.67	$17.00
Total ReturnD,E,F	.56%	(.96)%B	13.20%	31.86%	19.20%	6.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	.99%	1.01%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00%I	.98%	1.01%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.00%I	.98%	1.01%	1.00%	1.04%	1.05%
Net investment income (loss)	1.56%I	1.57%	1.48%	1.61%	1.75%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$236	$244	$276	$255	$183	$170
Portfolio turnover rateJ	29%I	35%	44%	48%	57%	123%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.10)%.

 C Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.32	$28.91	$25.84	$19.68	$16.97	$16.02
Income from Investment Operations
Net investment income (loss)A	.15	.35	.33	.32	.29	.17
Net realized and unrealized gain (loss)	(.13)	(.76)B	2.97	5.89	2.89	.78
Total from investment operations	.02	(.41)	3.30	6.21	3.18	.95
Distributions from net investment income	(.32)	(.29)	(.05)	(.05)	(.44)	–
Distributions from net realized gain	(1.57)	(1.88)	(.18)	–	(.03)	–
Total distributions	(1.88)C	(2.18)D	(.23)	(.05)	(.47)	–
Net asset value, end of period	$24.46	$26.32	$28.91	$25.84	$19.68	$16.97
Total ReturnE,F,G	.46%	(1.22)%B	12.91%	31.62%	18.93%	5.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.25%J	1.23%	1.25%	1.25%	1.27%	1.29%
Expenses net of fee waivers, if any	1.25%J	1.23%	1.25%	1.25%	1.27%	1.29%
Expenses net of all reductions	1.25%J	1.23%	1.24%	1.23%	1.26%	1.28%
Net investment income (loss)	1.31%J	1.32%	1.24%	1.38%	1.53%	.99%
Supplemental Data
Net assets, end of period (in millions)	$169	$180	$216	$214	$166	$158
Portfolio turnover rateK	29%J	35%	44%	48%	57%	123%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.36)%

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.319 and distributions from net realized gain of $1.565 per share.

 D Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.06	$27.58	$24.74	$18.95	$16.24	$15.41
Income from Investment Operations
Net investment income (loss)A	.08	.19	.17	.18	.18	.08
Net realized and unrealized gain (loss)	(.11)	(.74)B	2.85	5.65	2.78	.75
Total from investment operations	(.03)	(.55)	3.02	5.83	2.96	.83
Distributions from net investment income	(.08)	(.09)	–	(.04)	(.22)	–
Distributions from net realized gain	(1.57)	(1.88)	(.18)	–	(.03)	–
Total distributions	(1.65)	(1.97)	(.18)	(.04)	(.25)	–
Net asset value, end of period	$23.38	$25.06	$27.58	$24.74	$18.95	$16.24
Total ReturnC,D,E	.19%	(1.83)%B	12.30%	30.81%	18.31%	5.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%H	1.82%	1.83%	1.81%	1.81%	1.81%
Expenses net of fee waivers, if any	1.83%H	1.82%	1.83%	1.81%	1.81%	1.81%
Expenses net of all reductions	1.83%H	1.82%	1.83%	1.80%	1.81%	1.80%
Net investment income (loss)	.73%H	.73%	.65%	.82%	.99%	.47%
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$8	$12	$11	$13
Portfolio turnover rateI	29%H	35%	44%	48%	57%	123%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04. per share. Excluding these litigation proceeds, the total return would have been (1.97)%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.92	$27.51	$24.66	$18.87	$16.23	$15.39
Income from Investment Operations
Net investment income (loss)A	.09	.21	.19	.19	.19	.08
Net realized and unrealized gain (loss)	(.12)	(.73)B	2.84	5.64	2.77	.76
Total from investment operations	(.03)	(.52)	3.03	5.83	2.96	.84
Distributions from net investment income	(.21)	(.18)	–	(.04)	(.29)	–
Distributions from net realized gain	(1.57)	(1.88)	(.18)	–	(.03)	–
Total distributions	(1.77)C	(2.07)D	(.18)	(.04)	(.32)	–
Net asset value, end of period	$23.12	$24.92	$27.51	$24.66	$18.87	$16.23
Total ReturnE,F,G	.23%	(1.74)%B	12.38%	30.95%	18.33%	5.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.75%J	1.73%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.75%J	1.73%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.75%J	1.73%	1.74%	1.73%	1.76%	1.77%
Net investment income (loss)	.81%J	.82%	.74%	.89%	1.04%	.50%
Supplemental Data
Net assets, end of period (in millions)	$76	$79	$85	$74	$58	$53
Portfolio turnover rateK	29%J	35%	44%	48%	57%	123%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.88)%.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $1.565 per share.

 D Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Growth & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.85	$29.47	$26.13	$19.79	$17.16	$16.19
Income from Investment Operations
Net investment income (loss)A	.22	.50	.49	.43	.40	.27
Net realized and unrealized gain (loss)	(.14)	(.78)B	3.03	5.97	2.91	.79
Total from investment operations	.08	(.28)	3.52	6.40	3.31	1.06
Distributions from net investment income	(.48)	(.45)	–	(.06)	(.65)	(.09)
Distributions from net realized gain	(1.57)	(1.88)	(.18)	–	(.03)	–
Total distributions	(2.04)C	(2.34)D	(.18)	(.06)	(.68)	(.09)
Net asset value, end of period	$24.89	$26.85	$29.47	$26.13	$19.79	$17.16
Total ReturnE,F	.72%	(.70)%B	13.56%	32.41%	19.59%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.71%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.73%I	.70%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.73%I	.70%	.70%	.68%	.70%	.71%
Net investment income (loss)	1.83%I	1.86%	1.78%	1.93%	2.09%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$39	$36	$28	$24	$1,031	$1,017
Portfolio turnover rateJ	29%I	35%	44%	48%	57%	123%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (.84)%.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.478 and distributions from net realized gain of $1.565 per share.

 D Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$118,082
Gross unrealized depreciation	(28,934)
Net unrealized appreciation (depreciation) on securities	$89,148
Tax cost	$442,963

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $337 and a change in net unrealized appreciation (depreciation) of $52 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$-
Options Opened	9	578
Options Exercised	(1)	(54)
Options Closed	(4)	(171)
Options Expired	(2)	(188)
Outstanding at end of period	2	$ 165

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,191 and $88,419, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$282	$–
Class T	.25%	.25%	413	–
Class B	.75%	.25%	18	14
Class C	.75%	.25%	366	22
			$1,079	$36

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$29
Class T	8
Class B(a)	–(b)
Class C(a)	5
$42

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amounts are less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$249.22
Class T	185.22
Class B	5.30
Class C	82.22
Class I	35.20
	$556

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to an amount of less than five hundred dollars and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$3,587	$3,464
Class T	2,175	2,191
Class B	15	27
Class C	651	567
Class I	659	429
Total	$7,087	$6,678
From net realized gain
Class A	$14,443	$18,027
Class T	10,700	14,122
Class B	287	575
Class C	4,965	5,855
Class I	2,165	1,786
Total	$32,560	$40,365

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	572	1,359	$13,317	$36,064
Reinvestment of distributions	720	778	16,776	19,973
Shares redeemed	(863)	(2,428)	(19,990)	(64,761)
Net increase (decrease)	429	(291)	$10,103	$(8,724)
Class T
Shares sold	247	490	$5,739	$12,982
Reinvestment of distributions	536	618	12,512	15,887
Shares redeemed	(693)	(1,760)	(16,125)	(46,877)
Net increase (decrease)	90	(652)	$2,126	$(18,008)
Class B
Shares sold	3	10	$51	$251
Reinvestment of distributions	12	23	$278	$570
Shares redeemed	(76)	(153)	(1,681)	(3,905)
Net increase (decrease)	(61)	(120)	$(1,352)	$(3,084)
Class C
Shares sold	255	460	$5,592	$11,623
Reinvestment of distributions	224	231	4,961	5,657
Shares redeemed	(349)	(620)	(7,599)	(15,418)
Net increase (decrease)	130	71	$2,954	$1,862
Class I
Shares sold	306	615	$7,467	$16,671
Reinvestment of distributions	101	71	2,390	1,846
Shares redeemed	(193)	(272)	(4,545)	(7,178)
Net increase (decrease)	214	414	$5,312	$11,339

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	1.00%
Actual		$1,000.00	$1,005.60	$5.01
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class T	1.25%
Actual		$1,000.00	$1,004.60	$6.26
Hypothetical-C		$1,000.00	$1,018.75	$6.31
Class B	1.83%
Actual		$1,000.00	$1,001.90	$9.16
Hypothetical-C		$1,000.00	$1,015.85	$9.22
Class C	1.75%
Actual		$1,000.00	$1,002.30	$8.76
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class I	.73%
Actual		$1,000.00	$1,007.20	$3.66
Hypothetical-C		$1,000.00	$1,021.35	$3.69

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGAI-SANN-0716
1.704634.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016